UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 6440

Fidelity Aberdeen Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2004

Item 1. Reports to Stockholders

Fidelity Freedom Funds ® -

Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040

Semiannual Report

September 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Freedom Income	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2000	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2005	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2010	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2015	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2020	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2025	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2030	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2035	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2040	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Commencing with the fiscal quarter ending December 31, 2004, each fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. Each fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of each fund's portfolio holdings, view each fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. As a shareholder in an underlying Fidelity fund, the fund will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below. If they were, the estimate of expense you paid during the period would be higher, and your ending account value lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. As a shareholder in an underlying Fidelity fund, the fund will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below. If they were, the estimate of expense you paid during the period would be higher, and your ending account value lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value April 1, 2004	Ending Account Value September 30, 2004	Expenses Paid During Period * April 1, 2004 to September 30, 2004
Freedom Income
Actual	$ 1,000.00	$ 998.90	$ .40
Hypothetical A	$ 1,000.00	$ 1,024.59	$ .41
Freedom 2000
Actual	$ 1,000.00	$ 998.40	$ .40
Hypothetical A	$ 1,000.00	$ 1,024.59	$ .41
Freedom 2005
Actual	$ 1,000.00	$ 994.40	$ .40
Hypothetical A	$ 1,000.00	$ 1,024.59	$ .41
Freedom 2010
Actual	$ 1,000.00	$ 993.80	$ .40
Hypothetical A	$ 1,000.00	$ 1,024.59	$ .41
Freedom 2015
Actual	$ 1,000.00	$ 991.10	$ .40
Hypothetical A	$ 1,000.00	$ 1,024.59	$ .41
Freedom 2020
Actual	$ 1,000.00	$ 988.60	$ .40
Hypothetical A	$ 1,000.00	$ 1,024.59	$ .41
Freedom 2025
Actual	$ 1,000.00	$ 986.70	$ .40
Hypothetical A	$ 1,000.00	$ 1,024.59	$ .41
	Beginning Account Value April 1, 2004	Ending Account Value September 30, 2004	Expenses Paid During Period * April 1, 2004 to September 30, 2004
Freedom 2030
Actual	$ 1,000.00	$ 985.70	$ .40
Hypothetical A	$ 1,000.00	$ 1,024.59	$ .41
Freedom 2035
Actual	$ 1,000.00	$ 986.50	$ .40
Hypothetical A	$ 1,000.00	$ 1,024.59	$ .41
Freedom 2040
Actual	$ 1,000.00	$ 984.70	$ .40
Hypothetical A	$ 1,000.00	$ 1,024.59	$ .41

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity funds in which the fund invests are not included in the fund's annualized expense ratio.

Annualized Expense Ratio
Freedom Income	.08%
Freedom 2000	.08%
Freedom 2005	.08%
Freedom 2010	.08%
Freedom 2015	.08%
Freedom 2020	.08%
Freedom 2025	.08%
Freedom 2030	.08%
Freedom 2035	.08%
Freedom 2040	.08%

Semiannual Report

Fidelity Freedom Income Fund

Investment Changes

Fund Holdings as of September 30, 2004
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.1	3.2
Fidelity Disciplined Equity Fund	3.2	3.3
Fidelity Equity-Income Fund	3.4	3.4
Fidelity Fund	3.2	3.2
Fidelity Growth & Income Portfolio	3.2	3.2
Fidelity Growth Company Fund	1.8	1.9
Fidelity Mid-Cap Stock Fund	1.9	2.0
Fidelity OTC Portfolio	1.4	1.5
	21.2	21.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	15.1	15.1
Fidelity Intermediate Bond Fund	9.9	9.8
Fidelity Investment Grade Bond Fund	15.2	15.1
	40.2	40.0
Money Market Fund
Fidelity Retirement Money Market Portfolio	38.6	38.3
	100.0	100.0
Asset Allocation (% of fund's investments)

The six months ago allocation is based on the fund's holdings as of March 31, 2004. The current allocation is based on the fund's holdings as of September 30, 2004. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2005.

Semiannual Report

Fidelity Freedom Income Fund

Investments September 30, 2004 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 21.2%
	Shares	Value (Note 1)
Domestic Equity Funds - 21.2%
Fidelity Blue Chip Growth Fund	1,444,621	$ 56,036,865
Fidelity Disciplined Equity Fund	2,578,812	59,544,765
Fidelity Equity-Income Fund	1,240,811	61,817,202
Fidelity Fund	2,096,498	58,890,631
Fidelity Growth & Income Portfolio	1,632,797	58,601,089
Fidelity Growth Company Fund	688,245	34,026,855
Fidelity Mid-Cap Stock Fund	1,615,714	34,140,030
Fidelity OTC Portfolio	842,794	25,772,633
TOTAL EQUITY FUNDS (Cost $383,490,987)		388,830,070
Fixed-Income Funds - 40.2%

Investment Grade Fixed-Income Funds - 40.2%
Fidelity Government Income Fund	26,904,279	276,575,988
Fidelity Intermediate Bond Fund	17,152,055	181,297,221
Fidelity Investment Grade Bond Fund	36,954,397	279,744,784
TOTAL FIXED-INCOME FUNDS (Cost $723,201,051)		737,617,993
Money Market Fund - 38.6%

Fidelity Retirement Money Market Portfolio (Cost $707,329,588)	707,329,588	707,329,588
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,814,021,626)		$ 1,833,777,651

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $1,814,021,626) - See accompanying schedule		$ 1,833,777,651
Cash		47
Receivable for fund shares sold		4,541,551
Receivable from investment adviser for expense reductions		30,558
Total assets		1,838,349,807

Liabilities
Payable for investments purchased	$ 3,157,164
Payable for fund shares redeemed	1,384,576
Accrued management fee	152,100
Total liabilities		4,693,840

Net Assets		$ 1,833,655,967
Net Assets consist of:
Paid in capital		$ 1,812,835,035
Undistributed net investment income		2,711,427
Accumulated undistributed net realized gain (loss) on investments		(1,646,520)
Net unrealized appreciation (depreciation) on investments		19,756,025
Net Assets, for 164,966,218 shares outstanding		$ 1,833,655,967
Net Asset Value, offering price and redemption price per share ($1,833,655,967 ÷ 164,966,218 shares)		$ 11.12

Statement of Operations

Six months ended September 30, 2004 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 14,822,524
Interest		30
Total income		14,822,554

Expenses
Management fee	$ 879,182
Non-interested trustees' compensation	4,655
Total expenses before reductions	883,837
Expense reductions	(176,919)	706,918
Net investment income (loss)		14,115,636
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(328,075)
Capital gain distributions from underlying funds	3,523,249	3,195,174
Change in net unrealized appreciation (depreciation) on underlying funds		(19,153,222)
Net gain (loss)		(15,958,048)
Net increase (decrease) in net assets resulting from operations		$ (1,842,412)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2004 (Unaudited)	Year ended March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,115,636	$ 25,223,038
Net realized gain (loss)	3,195,174	20,108,967
Change in net unrealized appreciation (depreciation)	(19,153,222)	77,459,245
Net increase (decrease) in net assets resulting from operations	(1,842,412)	122,791,250
Distributions to shareholders from net investment income	(15,908,460)	(29,935,758)
Distributions to shareholders from net realized gain	(949,971)	(8,680,228)
Total distributions	(16,858,431)	(38,615,986)
Share transactions Proceeds from sales of shares	362,792,324	1,036,318,179
Reinvestment of distributions	16,582,156	37,978,019
Cost of shares redeemed	(280,303,373)	(648,001,570)
Net increase (decrease) in net assets resulting from share transactions	99,071,107	426,294,628
Total increase (decrease) in net assets	80,370,264	510,469,892
Net Assets
Beginning of period	1,753,285,703	1,242,815,811
End of period (including undistributed net investment income of $2,711,427 and undistributed net investment income of $4,504,251, respectively)	$ 1,833,655,967	$ 1,753,285,703
Other Information Shares
Sold	32,792,543	94,086,862
Issued in reinvestment of distributions	1,502,253	3,451,194
Redeemed	(25,360,636)	(58,840,442)
Net increase (decrease)	8,934,160	38,697,614

Financial Highlights

	Six months ended September 30, 2004	Years ended March 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.24	$ 10.59	$ 10.89	$ 10.93	$ 11.58	$ 11.25
Income from Investment Operations
Net investment income (loss) D	.09	.18	.24	.36	.57	.52
Net realized and unrealized gain (loss)	(.10)	.75	(.27)	.05	(.37)	.45
Total from investment operations	(.01)	.93	(.03)	.41	.20	.97
Distributions from net investment income	(.10)	(.22)	(.27)	(.38)	(.59)	(.52)
Distributions from net realized gain	(.01)	(.06)	-	(.07)	(.26)	(.12)
Total distributions	(.11)	(.28)	(.27)	(.45)	(.85)	(.64)
Net asset value, end of period	$ 11.12	$ 11.24	$ 10.59	$ 10.89	$ 10.93	$ 11.58
Total Return B,C	(.11)%	8.87%	(.23)%	3.78%	1.77%	8.96%
Ratios to Average Net Assets E,F
Expenses before expense reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of voluntary waivers, if any	.08% A	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% A	.08%	.08%	.07%	.06%	.07%
Net investment income (loss)	1.59% A	1.68%	2.28%	3.27%	5.07%	4.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,833,656	$ 1,753,286	$ 1,242,816	$ 960,976	$ 618,169	$ 306,834
Portfolio turnover rate	3% A	6%	7%	9%	40%	37%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2000 Fund

Investment Changes

Fund Holdings as of September 30, 2004
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	3.5	3.6
Fidelity Disciplined Equity Fund	3.8	3.8
Fidelity Equity-Income Fund	4.0	3.9
Fidelity Fund	3.7	3.8
Fidelity Growth & Income Portfolio	3.7	3.7
Fidelity Growth Company Fund	2.1	2.2
Fidelity Mid-Cap Stock Fund	2.2	2.3
Fidelity OTC Portfolio	1.6	1.8
	24.6	25.1
International Equity Funds
Fidelity Diversified International Fund	0.2	0.2
Fidelity Europe Fund	0.4	0.3
Fidelity Japan Fund	0.1	0.1
Fidelity Overseas Fund	0.2	0.2
Fidelity Southeast Asia Fund	0.1	0.1
	1.0	0.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	0.7	0.7
Fidelity High Income Fund	0.5	0.5
	1.2	1.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	15.4	15.3
Fidelity Intermediate Bond Fund	10.1	10.1
Fidelity Investment Grade Bond Fund	15.5	15.4
	41.0	40.8
Money Market Fund
Fidelity Retirement Money Market Portfolio	32.2	32.0
	100.0	100.0
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2004. The current allocation is based on the fund's holdings as of September 30, 2004. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2005.

Semiannual Report

Fidelity Freedom 2000 Fund

Investments September 30, 2004 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 25.6%
	Shares	Value (Note 1)
Domestic Equity Funds - 24.6%
Fidelity Blue Chip Growth Fund	1,427,606	$ 55,376,855
Fidelity Disciplined Equity Fund	2,566,904	59,269,810
Fidelity Equity-Income Fund	1,241,786	61,865,770
Fidelity Fund	2,080,940	58,453,600
Fidelity Growth & Income Portfolio	1,620,540	58,161,197
Fidelity Growth Company Fund	680,111	33,624,672
Fidelity Mid-Cap Stock Fund	1,599,160	33,790,252
Fidelity OTC Portfolio	834,877	25,530,531
TOTAL DOMESTIC EQUITY FUNDS		386,072,687
International Equity Funds - 1.0%
Fidelity Diversified International Fund	150,358	3,808,570
Fidelity Europe Fund	186,675	5,379,981
Fidelity Japan Fund	109,170	1,252,182
Fidelity Overseas Fund	109,319	3,415,122
Fidelity Southeast Asia Fund	50,881	749,991
TOTAL INTERNATIONAL EQUITY FUNDS		14,605,846
TOTAL EQUITY FUNDS (Cost $407,024,266)		400,678,533
Fixed-Income Funds - 42.2%

High Yield Fixed-Income Funds - 1.2%
Fidelity Capital & Income Fund	1,335,688	10,792,356
Fidelity High Income Fund	973,788	8,647,239
TOTAL HIGH YIELD FIXED-INCOME FUNDS		19,439,595
Investment Grade Fixed-Income Funds - 41.0%
Fidelity Government Income Fund	23,412,910	240,684,717
Fidelity Intermediate Bond Fund	14,935,022	157,863,186
Fidelity Investment Grade Bond Fund	32,206,906	243,806,277
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		642,354,180
TOTAL FIXED-INCOME FUNDS (Cost $641,171,814)		661,793,775
Money Market Fund - 32.2%

Fidelity Retirement Money Market Portfolio (Cost $505,334,964)	505,334,965	505,334,965
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,553,531,044)		$ 1,567,807,273
Income Tax Information
At March 31, 2004, the fund had a capital loss carryforward of approximately $437,000 all of which will expire on March 31, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2000 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $1,553,531,044) - See accompanying schedule		$ 1,567,807,273
Cash		30
Receivable for fund shares sold		2,475,306
Receivable from investment adviser for expense reductions		26,178
Total assets		1,570,308,787

Liabilities
Payable for investments purchased	$ 767,591
Payable for fund shares redeemed	1,707,887
Accrued management fee	130,645
Total liabilities		2,606,123

Net Assets		$ 1,567,702,664
Net Assets consist of:
Paid in capital		$ 1,544,990,103
Undistributed net investment income		12,663,240
Accumulated undistributed net realized gain (loss) on investments		(4,226,908)
Net unrealized appreciation (depreciation) on investments		14,276,229
Net Assets, for 131,560,299 shares outstanding		$ 1,567,702,664
Net Asset Value, offering price and redemption price per share ($1,567,702,664 ÷ 131,560,299 shares)		$ 11.92

Statement of Operations

Six months ended September 30, 2004 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 13,561,825
Interest		18
Total income		13,561,843

Expenses
Management fee	$ 780,190
Non-interested trustees' compensation	4,174
Total expenses before reductions	784,364
Expense reductions	(156,953)	627,411
Net investment income (loss)		12,934,432
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,483,085)
Capital gain distributions from underlying funds	3,246,923	1,763,838
Change in net unrealized appreciation (depreciation) on underlying funds		(18,201,210)
Net gain (loss)		(16,437,372)
Net increase (decrease) in net assets resulting from operations		$ (3,502,940)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2000 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2004 (Unaudited)	Year ended March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,934,432	$ 25,921,578
Net realized gain (loss)	1,763,838	23,145,889
Change in net unrealized appreciation (depreciation)	(18,201,210)	97,696,438
Net increase (decrease) in net assets resulting from operations	(3,502,940)	146,763,905
Distributions to shareholders from net investment income	(4,006,977)	(29,821,507)
Share transactions Proceeds from sales of shares	199,340,267	677,171,698
Reinvestment of distributions	3,987,478	29,685,123
Cost of shares redeemed	(220,182,758)	(496,912,877)
Net increase (decrease) in net assets resulting from share transactions	(16,855,013)	209,943,944
Total increase (decrease) in net assets	(24,364,930)	326,886,342

Net Assets
Beginning of period	1,592,067,594	1,265,181,252
End of period (including undistributed net investment income of $12,663,240 and undistributed net investment income of $9,033,441, respectively)	$ 1,567,702,664	$ 1,592,067,594
Other Information Shares
Sold	16,884,021	58,221,202
Issued in reinvestment of distributions	342,273	2,553,873
Redeemed	(18,659,569)	(42,674,105)
Net increase (decrease)	(1,433,275)	18,100,970

Financial Highlights

	Six months ended September 30, 2004	Years ended March 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.97	$ 11.01	$ 11.52	$ 11.43	$ 13.47	$ 12.60
Income from Investment Operations
Net investment income (loss) D	.10	.21	.26	.37	.55	.50
Net realized and unrealized gain (loss)	(.12)	.99	(.47)	- G	(.91)	1.18
Total from investment operations	(.02)	1.20	(.21)	.37	(.36)	1.68
Distributions from net investment income	(.03)	(.24)	(.30)	(.28)	(.75)	(.52)
Distributions from net realized gain	-	-	-	-	(.93)	(.29)
Total distributions	(.03)	(.24)	(.30)	(.28)	(1.68)	(.81)
Net asset value, end of period	$ 11.92	$ 11.97	$ 11.01	$ 11.52	$ 11.43	$ 13.47
Total ReturnB,C	(.16)%	10.97%	(1.81)%	3.21%	(2.95)%	13.81%
Ratios to Average Net AssetsE,F
Expenses before expense reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of voluntary waivers, if any	.08% A	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% A	.08%	.08%	.07%	.06%	.07%
Net investment income (loss)	1.65% A	1.79%	2.37%	3.19%	4.41%	3.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,567,703	$ 1,592,068	$ 1,265,181	$ 1,111,543	$ 900,651	$ 743,948
Portfolio turnover rate	7% A	7%	7%	13%	51%	37%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2005 Fund

Investment Changes

Fund Holdings as of September 30, 2004
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	5.8	5.9
Fidelity Disciplined Equity Fund	6.0	6.0
Fidelity Equity-Income Fund	6.0	6.0
Fidelity Fund	5.9	6.0
Fidelity Growth & Income Portfolio	6.0	6.0
Fidelity Growth Company Fund	3.5	3.6
Fidelity Mid-Cap Stock Fund	3.5	3.6
Fidelity OTC Portfolio	2.7	2.8
	39.4	39.9
International Equity Funds
Fidelity Diversified International Fund	1.3	1.3
Fidelity Europe Fund	1.8	1.8
Fidelity Japan Fund	0.5	0.6
Fidelity Overseas Fund	1.2	1.3
Fidelity Southeast Asia Fund	0.3	0.2
	5.1	5.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.6	2.5
Fidelity High Income Fund	2.5	2.4
	5.1	4.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	15.2	15.1
Fidelity Intermediate Bond Fund	10.0	9.9
Fidelity Investment Grade Bond Fund	15.3	15.1
	40.5	40.1
Money Market Fund
Fidelity Retirement Money Market Portfolio	9.9	9.9
	100.0	100.0
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2004. The current allocation is based on the fund's holdings as of September 30, 2004. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2005.

Semiannual Report

Fidelity Freedom 2005 Fund

Investments September 30, 2004 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 44.5%
	Shares	Value (Note 1)
Domestic Equity Funds - 39.4%
Fidelity Blue Chip Growth Fund	129,746	$ 5,032,854
Fidelity Disciplined Equity Fund	224,029	5,172,837
Fidelity Equity-Income Fund	104,268	5,194,656
Fidelity Fund	182,672	5,131,251
Fidelity Growth & Income Portfolio	144,410	5,182,870
Fidelity Growth Company Fund	61,090	3,020,266
Fidelity Mid-Cap Stock Fund	143,954	3,041,741
Fidelity OTC Portfolio	74,704	2,284,433
TOTAL DOMESTIC EQUITY FUNDS		34,060,908
International Equity Funds - 5.1%
Fidelity Diversified International Fund	43,272	1,096,072
Fidelity Europe Fund	54,819	1,579,870
Fidelity Japan Fund	36,078	413,816
Fidelity Overseas Fund	33,902	1,059,103
Fidelity Southeast Asia Fund	14,765	217,640
TOTAL INTERNATIONAL EQUITY FUNDS		4,366,501
TOTAL EQUITY FUNDS (Cost $38,547,398)		38,427,409
Fixed-Income Funds - 45.6%

High Yield Fixed-Income Funds - 5.1%
Fidelity Capital & Income Fund	276,074	2,230,680
Fidelity High Income Fund	248,317	2,205,053
TOTAL HIGH YIELD FIXED-INCOME FUNDS		4,435,733
Investment Grade Fixed-Income Funds - 40.5%
Fidelity Government Income Fund	1,278,304	13,140,968
Fidelity Intermediate Bond Fund	812,593	8,589,103
Fidelity Investment Grade Bond Fund	1,743,884	13,201,203
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		34,931,274
TOTAL FIXED-INCOME FUNDS (Cost $39,169,872)		39,367,007
Money Market Fund - 9.9%

Fidelity Retirement Money Market Portfolio (Cost $8,586,138)	8,586,138	8,586,138
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $86,303,408)		$ 86,380,554

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $86,303,408) - See accompanying schedule		$ 86,380,554
Receivable for fund shares sold		363,297
Receivable from investment adviser for expense reductions		1,312
Total assets		86,745,163

Liabilities
Payable for investments purchased	$ 173,756
Payable for fund shares redeemed	189,552
Accrued management fee	6,877
Total liabilities		370,185

Net Assets		$ 86,374,978
Net Assets consist of:
Paid in capital		$ 85,695,034
Undistributed net investment income		503,414
Accumulated undistributed net realized gain (loss) on investments		99,384
Net unrealized appreciation (depreciation) on investments		77,146
Net Assets, for 8,310,137 shares outstanding		$ 86,374,978
Net Asset Value, offering price and redemption price per share ($86,374,978 ÷ 8,310,137 shares)		$ 10.39

Statement of Operations

Six months ended September 30, 2004 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 549,566

Expenses
Management fee	$ 30,326
Non-interested trustees' compensation	141
Total expenses before reductions	30,467
Expense reductions	(6,009)	24,458
Net investment income (loss)		525,108
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(5,793)
Capital gain distributions from underlying funds	122,424	116,631
Change in net unrealized appreciation (depreciation) on underlying funds		(307,171)
Net gain (loss)		(190,540)
Net increase (decrease) in net assets resulting from operations		$ 334,568

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2005 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2004 (Unaudited)	For the period November 6, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 525,108	$ 129,979
Net realized gain (loss)	116,631	(6,715)
Change in net unrealized appreciation (depreciation)	(307,171)	384,317
Net increase (decrease) in net assets resulting from operations	334,568	507,581
Distributions to shareholders from net investment income	(132,732)	(29,473)
Share transactions Proceeds from sales of shares	64,244,128	40,964,747
Reinvestment of distributions	131,127	29,049
Cost of shares redeemed	(14,685,250)	(4,988,767)
Net increase (decrease) in net assets resulting from share transactions	49,690,005	36,005,029
Total increase (decrease) in net assets	49,891,841	36,483,137

Net Assets
Beginning of period	36,483,137	-
End of period (including undistributed net investment income of $503,414 and undistributed net investment income of $111,038, respectively)	$ 86,374,978	$ 36,483,137
Other Information Shares
Sold	6,246,870	3,957,673
Issued in reinvestment of distributions	12,957	2,848
Redeemed	(1,429,536)	(480,675)
Net increase (decrease)	4,830,291	3,479,846

Financial Highlights

	Six months ended September 30, 2004	Year ended March 31,
	(Unaudited)	2004F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.08
Net realized and unrealized gain (loss)	(.15)	.44
Total from investment operations	(.06)	.52
Distributions from net investment income	(.03)	(.04)
Net asset value, end of period	$ 10.39	$ 10.48
Total Return B, C	(.56)%	5.21%
Ratios to Average Net Assets E, G
Expenses before expense reductions	.10% A	.10% A
Expenses net of voluntary waivers, if any	.08% A	.08% A
Expenses net of all reductions	.08% A	.08% A
Net investment income (loss)	1.72% A	2.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 86,375	$ 36,483
Portfolio turnover rate	1% A	22% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period November 6, 2003 (commencement of operations) to March 31, 2004. G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2010 Fund

Investment Changes

Fund Holdings as of September 30, 2004
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	5.9	6.1
Fidelity Disciplined Equity Fund	6.3	6.3
Fidelity Equity-Income Fund	6.6	6.5
Fidelity Fund	6.3	6.3
Fidelity Growth & Income Portfolio	6.2	6.2
Fidelity Growth Company Fund	3.6	3.7
Fidelity Mid-Cap Stock Fund	3.6	3.8
Fidelity OTC Portfolio	2.7	2.9
	41.2	41.8
International Equity Funds
Fidelity Diversified International Fund	1.4	1.4
Fidelity Europe Fund	2.1	2.0
Fidelity Japan Fund	0.5	0.6
Fidelity Overseas Fund	1.3	1.4
Fidelity Southeast Asia Fund	0.3	0.3
	5.6	5.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.7	3.7
Fidelity High Income Fund	2.2	2.0
	5.9	5.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	14.5	14.4
Fidelity Intermediate Bond Fund	9.5	9.4
Fidelity Investment Grade Bond Fund	14.6	14.4
	38.6	38.2
Money Market Fund
Fidelity Retirement Money Market Portfolio	8.7	8.6
	100.0	100.0
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2004. The current allocation is based on the fund's holdings as of September 30, 2004. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2005.

Semiannual Report

Fidelity Freedom 2010 Fund

Investments September 30, 2004 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 46.8%
	Shares	Value (Note 1)
Domestic Equity Funds - 41.2%
Fidelity Blue Chip Growth Fund	11,777,918	$ 456,865,448
Fidelity Disciplined Equity Fund	21,026,164	485,494,135
Fidelity Equity-Income Fund	10,112,777	503,818,537
Fidelity Fund	17,101,753	480,388,246
Fidelity Growth & Income Portfolio	13,328,813	478,371,114
Fidelity Growth Company Fund	5,595,969	276,664,720
Fidelity Mid-Cap Stock Fund	13,150,647	277,873,180
Fidelity OTC Portfolio	6,843,912	209,286,824
TOTAL DOMESTIC EQUITY FUNDS		3,168,762,204
International Equity Funds - 5.6%
Fidelity Diversified International Fund	4,389,807	111,193,802
Fidelity Europe Fund	5,519,305	159,066,363
Fidelity Japan Fund	3,349,160	38,414,865
Fidelity Overseas Fund	3,268,039	102,093,544
Fidelity Southeast Asia Fund	1,487,090	21,919,710
TOTAL INTERNATIONAL EQUITY FUNDS		432,688,284
TOTAL EQUITY FUNDS (Cost $3,603,250,634)		3,601,450,488
Fixed-Income Funds - 44.5%

High Yield Fixed-Income Funds - 5.9%
Fidelity Capital & Income Fund	35,571,258	287,415,762
Fidelity High Income Fund	18,794,035	166,891,028
TOTAL HIGH YIELD FIXED-INCOME FUNDS		454,306,790
Investment Grade Fixed-Income Funds - 38.6%
Fidelity Government Income Fund	108,416,046	1,114,516,952
Fidelity Intermediate Bond Fund	69,049,905	729,857,501
Fidelity Investment Grade Bond Fund	148,834,101	1,126,674,142
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,971,048,595
TOTAL FIXED-INCOME FUNDS (Cost $3,337,783,961)		3,425,355,385
Money Market Fund - 8.7%

Fidelity Retirement Money Market Portfolio (Cost $671,460,535)	671,460,535	671,460,535
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $7,612,495,130)		$ 7,698,266,408

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $7,612,495,130) - See accompanying schedule		$ 7,698,266,408
Cash		174
Receivable for fund shares sold		17,182,179
Receivable from investment adviser for expense reductions		128,147
Total assets		7,715,576,908

Liabilities
Payable for investments purchased	$ 10,145,981
Payable for fund shares redeemed	7,037,243
Accrued management fee	637,722
Total liabilities		17,820,946

Net Assets		$ 7,697,755,962
Net Assets consist of:
Paid in capital		$ 7,589,448,304
Undistributed net investment income		61,221,983
Accumulated undistributed net realized gain (loss) on investments		(38,685,603)
Net unrealized appreciation (depreciation) on investments		85,771,278
Net Assets, for 585,821,279 shares outstanding		$ 7,697,755,962
Net Asset Value, offering price and redemption price per share ($7,697,755,962 ÷ 585,821,279 shares)		$ 13.14

Statement of Operations

Six months ended September 30, 2004 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 66,427,564
Interest		133
Total income		66,427,697

Expenses
Management fee	$ 3,710,098
Non-interested trustees' compensation	19,674
Total expenses before reductions	3,729,772
Expense reductions	(746,388)	2,983,384
Net investment income (loss)		63,444,313
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(796,198)
Capital gain distributions from underlying funds	15,386,315	14,590,117
Change in net unrealized appreciation (depreciation) on underlying funds		(120,830,184)
Net gain (loss)		(106,240,067)
Net increase (decrease) in net assets resulting from operations		$ (42,795,754)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2010 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2004 (Unaudited)	Year ended March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 63,444,313	$ 127,090,420
Net realized gain (loss)	14,590,117	103,254,352
Change in net unrealized appreciation (depreciation)	(120,830,184)	830,502,101
Net increase (decrease) in net assets resulting from operations	(42,795,754)	1,060,846,873
Distributions to shareholders from net investment income	(33,924,084)	(137,172,581)
Distributions to shareholders from net realized gain	(14,134,428)	(45,734,256)
Total distributions	(48,058,512)	(182,906,837)
Share transactions Proceeds from sales of shares	1,085,706,358	2,848,469,702
Reinvestment of distributions	47,914,051	182,406,439
Cost of shares redeemed	(732,873,231)	(1,203,465,830)
Net increase (decrease) in net assets resulting from share transactions	400,747,178	1,827,410,311
Total increase (decrease) in net assets	309,892,912	2,705,350,347
Net Assets
Beginning of period	7,387,863,050	4,682,512,703
End of period (including undistributed net investment income of $61,221,983 and undistributed net investment income of $39,579,230, respectively)	$ 7,697,755,962	$ 7,387,863,050
Other Information Shares
Sold	83,312,276	224,495,492
Issued in reinvestment of distributions	3,743,285	14,269,108
Redeemed	(56,372,987)	(94,459,409)
Net increase (decrease)	30,682,574	144,305,191

Financial Highlights

	Six months ended September 30, 2004	Years ended March 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.31	$ 11.40	$ 12.61	$ 12.94	$ 15.55	$ 13.76
Income from Investment Operations
Net investment income (loss) D	.11	.26	.28	.36	.49	.43
Net realized and unrealized gain (loss)	(.19)	2.02	(1.18)	(.05)	(1.97)	2.27
Total from investment operations	(.08)	2.28	(.90)	.31	(1.48)	2.70
Distributions from net investment income	(.06)	(.28)	(.31)	(.37)	(.46)	(.49)
Distributions from net realized gain	(.03)	(.09)	-	(.27)	(.67)	(.42)
Total distributions	(.09)	(.37)	(.31)	(.64)	(1.13)	(.91)
Net asset value, end of period	$ 13.14	$ 13.31	$ 11.40	$ 12.61	$ 12.94	$ 15.55
Total ReturnB,C	(.62)%	20.15%	(7.17)%	2.31%	(10.00)%	20.32%
Ratios to Average Net AssetsE,F
Expenses before expense reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of voluntary waivers, if any	.08% A	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% A	.08%	.08%	.07%	.06%	.07%
Net investment income (loss)	1.70% A	2.07%	2.44%	2.84%	3.43%	2.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,697,756	$ 7,387,863	$ 4,682,513	$ 4,063,699	$ 2,813,123	$ 2,013,087
Portfolio turnover rate	1% A	4%	8%	10%	42%	33%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2015 Fund

Investment Changes

Fund Holdings as of September 30, 2004
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	7.7	7.8
Fidelity Disciplined Equity Fund	7.9	7.9
Fidelity Equity-Income Fund	7.9	7.9
Fidelity Fund	7.8	7.8
Fidelity Growth & Income Portfolio	7.9	7.9
Fidelity Growth Company Fund	4.6	4.7
Fidelity Mid-Cap Stock Fund	4.6	4.7
Fidelity OTC Portfolio	3.5	3.6
	51.9	52.3
International Equity Funds
Fidelity Diversified International Fund	2.1	2.1
Fidelity Europe Fund	3.0	2.9
Fidelity Japan Fund	0.8	1.0
Fidelity Overseas Fund	2.1	2.1
Fidelity Southeast Asia Fund	0.4	0.4
	8.4	8.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.4	3.2
Fidelity High Income Fund	3.3	3.3
	6.7	6.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	11.0	11.0
Fidelity Intermediate Bond Fund	7.2	7.1
Fidelity Investment Grade Bond Fund	11.1	10.9
	29.3	29.0
Money Market Fund
Fidelity Retirement Money Market Portfolio	3.7	3.7
	100.0	100.0
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2004. The current allocation is based on the fund's holdings as of September 30, 2004. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2005.

Semiannual Report

Fidelity Freedom 2015 Fund

Investments September 30, 2004 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 60.3%
	Shares	Value (Note 1)
Domestic Equity Funds - 51.9%
Fidelity Blue Chip Growth Fund	626,770	$ 24,312,421
Fidelity Disciplined Equity Fund	1,080,643	24,952,044
Fidelity Equity-Income Fund	501,952	25,007,257
Fidelity Fund	880,919	24,745,017
Fidelity Growth & Income Portfolio	695,922	24,976,628
Fidelity Growth Company Fund	295,212	14,595,264
Fidelity Mid-Cap Stock Fund	696,084	14,708,247
Fidelity OTC Portfolio	362,499	11,085,230
TOTAL DOMESTIC EQUITY FUNDS		164,382,108
International Equity Funds - 8.4%
Fidelity Diversified International Fund	261,156	6,615,077
Fidelity Europe Fund	331,396	9,550,834
Fidelity Japan Fund	219,415	2,516,690
Fidelity Overseas Fund	205,097	6,407,229
Fidelity Southeast Asia Fund	88,782	1,308,644
TOTAL INTERNATIONAL EQUITY FUNDS		26,398,474
TOTAL EQUITY FUNDS (Cost $191,657,780)		190,780,582
Fixed-Income Funds - 36.0%

High Yield Fixed-Income Funds - 6.7%
Fidelity Capital & Income Fund	1,327,945	10,729,793
Fidelity High Income Fund	1,195,048	10,612,029
TOTAL HIGH YIELD FIXED-INCOME FUNDS		21,341,822
Investment Grade Fixed-Income Funds - 29.3%
Fidelity Government Income Fund	3,393,611	34,886,324
Fidelity Intermediate Bond Fund	2,157,977	22,809,817
Fidelity Investment Grade Bond Fund	4,628,377	35,036,813
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		92,732,954
TOTAL FIXED-INCOME FUNDS (Cost $113,538,045)		114,074,776
Money Market Fund - 3.7%

Fidelity Retirement Money Market Portfolio (Cost $11,812,083)	11,812,083	11,812,083
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $317,007,908)		$ 316,667,441

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $317,007,908) - See accompanying schedule		$ 316,667,441
Cash		3
Receivable for fund shares sold		4,719,834
Receivable from investment adviser for expense reductions		4,702
Total assets		321,391,980

Liabilities
Payable for investments purchased	$ 4,279,727
Payable for fund shares redeemed	440,138
Accrued management fee	24,635
Total liabilities		4,744,500

Net Assets		$ 316,647,480
Net Assets consist of:
Paid in capital		$ 315,155,488
Undistributed net investment income		1,523,442
Accumulated undistributed net realized gain (loss) on investments		309,017
Net unrealized appreciation (depreciation) on investments		(340,467)
Net Assets, for 30,302,126 shares outstanding		$ 316,647,480
Net Asset Value, offering price and redemption price per share ($316,647,480 ÷ 30,302,126 shares)		$ 10.45

Statement of Operations

Six months ended September 30, 2004 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,603,330
Interest		2
Total income		1,603,332

Expenses
Management fee	$ 103,636
Non-interested trustees' compensation	471
Total expenses before reductions	104,107
Expense reductions	(20,515)	83,592
Net investment income (loss)		1,519,740
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(10,565)
Capital gain distributions from underlying funds	343,999	333,434
Change in net unrealized appreciation (depreciation) on underlying funds		(1,281,582)
Net gain (loss)		(948,148)
Net increase (decrease) in net assets resulting from operations		$ 571,592

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2015 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2004 (Unaudited)	For the period November 6, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,519,740	$ 330,000
Net realized gain (loss)	333,434	82,759
Change in net unrealized appreciation (depreciation)	(1,281,582)	941,115
Net increase (decrease) in net assets resulting from operations	571,592	1,353,874
Distributions to shareholders from net investment income	(295,848)	(63,664)
Distributions to shareholders from net realized gain	(73,962)	-
Total distributions	(369,810)	(63,664)
Share transactions Proceeds from sales of shares	222,164,972	119,563,790
Reinvestment of distributions	368,704	63,367
Cost of shares redeemed	(20,422,637)	(6,582,708)
Net increase (decrease) in net assets resulting from share transactions	202,111,039	113,044,449
Total increase (decrease) in net assets	202,312,821	114,334,659

Net Assets
Beginning of period	114,334,659	-
End of period (including undistributed net investment income of $1,523,442 and undistributed net investment income of $299,550, respectively)	$ 316,647,480	$ 114,334,659
Other Information Shares
Sold	21,426,091	11,437,447
Issued in reinvestment of distributions	36,147	6,188
Redeemed	(1,974,717)	(629,030)
Net increase (decrease)	19,487,521	10,814,605

Financial Highlights

	Six months ended September 30, 2004	Year ended March 31,
	(Unaudited)	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.07
Net realized and unrealized gain (loss)	(.16)	.54
Total from investment operations	(.09)	.61
Distributions from net investment income	(.02)	(.04)
Distributions from net realized gain	(.01)	-
Total distributions	(.03)	(.04)
Net asset value, end of period	$ 10.45	$ 10.57
Total Return B, C	(.89)%	6.11%
Ratios to Average Net Assets E, G
Expenses before expense reductions	.10% A	.10% A
Expenses net of voluntary waivers, if any	.08% A	.08% A
Expenses net of all reductions	.08% A	.08% A
Net investment income (loss)	1.45% A	1.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 316,647	$ 114,335
Portfolio turnover rate	0% A	2% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period November 6, 2003 (commencement of operations) to March 31, 2004. G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2020 Fund

Investment Changes

Fund Holdings as of September 30, 2004
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	8.6	8.8
Fidelity Disciplined Equity Fund	9.1	9.1
Fidelity Equity-Income Fund	9.5	9.4
Fidelity Fund	9.1	9.0
Fidelity Growth & Income Portfolio	9.0	8.9
Fidelity Growth Company Fund	5.2	5.4
Fidelity Mid-Cap Stock Fund	5.3	5.5
Fidelity OTC Portfolio	3.9	4.2
	59.7	60.3
International Equity Funds
Fidelity Diversified International Fund	2.7	2.7
Fidelity Europe Fund	3.9	3.8
Fidelity Japan Fund	1.0	1.1
Fidelity Overseas Fund	2.5	2.6
Fidelity Southeast Asia Fund	0.6	0.6
	10.7	10.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	4.5	4.4
Fidelity High Income Fund	3.8	3.5
	8.3	7.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	8.0	7.9
Fidelity Intermediate Bond Fund	5.2	5.2
Fidelity Investment Grade Bond Fund	8.1	7.9
	21.3	21.0
	100.0	100.0
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2004. The current allocation is based on the fund's holdings as of September 30, 2004. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2005.

Semiannual Report

Fidelity Freedom 2020 Fund

Investments September 30, 2004 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 70.4%
	Shares	Value (Note 1)
Domestic Equity Funds - 59.7%
Fidelity Blue Chip Growth Fund	18,107,690	$ 702,397,300
Fidelity Disciplined Equity Fund	32,150,925	742,364,864
Fidelity Equity-Income Fund	15,405,934	767,523,643
Fidelity Fund	26,197,854	735,897,717
Fidelity Growth & Income Portfolio	20,418,710	732,827,484
Fidelity Growth Company Fund	8,596,392	425,005,602
Fidelity Mid-Cap Stock Fund	20,199,063	426,806,206
Fidelity OTC Portfolio	10,465,677	320,040,406
TOTAL DOMESTIC EQUITY FUNDS		4,852,863,222
International Equity Funds - 10.7%
Fidelity Diversified International Fund	8,734,814	221,252,839
Fidelity Europe Fund	11,040,936	318,199,761
Fidelity Japan Fund	6,763,226	77,574,200
Fidelity Overseas Fund	6,557,839	204,866,892
Fidelity Southeast Asia Fund	2,952,010	43,512,620
TOTAL INTERNATIONAL EQUITY FUNDS		865,406,312
TOTAL EQUITY FUNDS (Cost $5,585,494,400)		5,718,269,534
Fixed-Income Funds - 29.6%

High Yield Fixed-Income Funds - 8.3%
Fidelity Capital & Income Fund	44,768,245	361,727,417
Fidelity High Income Fund	34,977,544	310,600,591
TOTAL HIGH YIELD FIXED-INCOME FUNDS		672,328,008
Investment Grade Fixed-Income Funds - 21.3%
Fidelity Government Income Fund	63,218,639	649,887,605
Fidelity Intermediate Bond Fund	40,256,224	425,508,288
Fidelity Investment Grade Bond Fund	86,727,656	656,528,358
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,731,924,251
TOTAL FIXED-INCOME FUNDS (Cost $2,341,795,333)		2,404,252,259
Money Market Fund - 0.0%

Fidelity Retirement Money Market Portfolio (Cost $148,314)	148,314	148,314
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $7,927,438,047)		$ 8,122,670,107

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $7,927,438,047) - See accompanying schedule		$ 8,122,670,107
Cash		155
Receivable for fund shares sold		22,090,641
Receivable from investment adviser for expense reductions		135,147
Total assets		8,144,896,050

Liabilities
Payable for investments purchased	$ 15,010,798
Payable for fund shares redeemed	7,080,779
Accrued management fee	671,273
Total liabilities		22,762,850

Net Assets		$ 8,122,133,200
Net Assets consist of:
Paid in capital		$ 7,902,650,149
Undistributed net investment income		48,286,241
Accumulated undistributed net realized gain (loss) on investments		(24,035,250)
Net unrealized appreciation (depreciation) on investments		195,232,060
Net Assets, for 619,448,353 shares outstanding		$ 8,122,133,200
Net Asset Value, offering price and redemption price per share ($8,122,133,200 ÷ 619,448,353 shares)		$ 13.11

Statement of Operations

Six months ended September 30, 2004 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 53,311,912
Interest		112
Total income		53,312,024

Expenses
Management fee	$ 3,857,677
Non-interested trustees' compensation	20,341
Total expenses before reductions	3,878,018
Expense reductions	(776,202)	3,101,816
Net investment income (loss)		50,210,208
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(376,994)
Capital gain distributions from underlying funds	10,794,799	10,417,805
Change in net unrealized appreciation (depreciation) on underlying funds		(142,389,965)
Net gain (loss)		(131,972,160)
Net increase (decrease) in net assets resulting from operations		$ (81,761,952)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2004 (Unaudited)	Year ended March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 50,210,208	$ 108,418,490
Net realized gain (loss)	10,417,805	73,984,180
Change in net unrealized appreciation (depreciation)	(142,389,965)	1,210,523,965
Net increase (decrease) in net assets resulting from operations	(81,761,952)	1,392,926,635
Distributions to shareholders from net investment income	(29,129,518)	(107,292,278)
Distributions to shareholders from net realized gain	(14,564,516)	(20,270,970)
Total distributions	(43,694,034)	(127,563,248)
Share transactions Proceeds from sales of shares	1,308,661,689	3,024,604,608
Reinvestment of distributions	43,602,713	127,344,836
Cost of shares redeemed	(646,106,832)	(963,483,193)
Net increase (decrease) in net assets resulting from share transactions	706,157,570	2,188,466,251
Total increase (decrease) in net assets	580,701,584	3,453,829,638

Net Assets
Beginning of period	7,541,431,616	4,087,601,978
End of period (including undistributed net investment income of $48,286,241 and undistributed net investment income of $31,958,994, respectively)	$ 8,122,133,200	$ 7,541,431,616
Other Information Shares
Sold	100,362,121	243,258,376
Issued in reinvestment of distributions	3,430,582	10,065,943
Redeemed	(49,696,299)	(77,230,607)
Net increase (decrease)	54,096,404	176,093,712

Financial Highlights

	Six months ended September 30, 2004	Years ended March 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.34	$ 10.50	$ 12.60	$ 13.11	$ 17.28	$ 14.55
Income from Investment Operations
Net investment income (loss) D	.08	.23	.21	.26	.35	.32
Net realized and unrealized gain (loss)	(.23)	2.87	(2.09)	(.08)	(3.17)	3.43
Total from investment operations	(.15)	3.10	(1.88)	.18	(2.82)	3.75
Distributions from net investment income	(.05)	(.22)	(.22)	(.26)	(.39)	(.35)
Distributions in excess of net investment income	-	-	-	-	-	(.10)
Distributions from net realized gain	(.03)	(.04)	-	(.43)	(.96)	(.57)
Total distributions	(.08)	(.26)	(.22)	(.69)	(1.35)	(1.02)
Net asset value, end of period	$ 13.11	$ 13.34	$ 10.50	$ 12.60	$ 13.11	$ 17.28
Total Return B, C	(1.14)%	29.68%	(14.96)%	1.12%	(17.23)%	26.74%
Ratios to Average Net Assets E, F
Expenses before expense reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of voluntary waivers, if any	.08% A	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% A	.08%	.08%	.07%	.06%	.07%
Net investment income (loss)	1.29% A	1.85%	1.96%	2.03%	2.29%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,122,133	$ 7,541,432	$ 4,087,602	$ 3,285,294	$ 2,189,361	$ 1,964,178
Portfolio turnover rate	1% A	3%	6%	10%	50%	28%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2025 Fund

Investment Changes

Fund Holdings as of September 30, 2004
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	9.7	9.8
Fidelity Disciplined Equity Fund	9.9	9.9
Fidelity Equity-Income Fund	10.0	9.9
Fidelity Fund	9.9	9.9
Fidelity Growth & Income Portfolio	10.0	9.9
Fidelity Growth Company Fund	5.8	5.9
Fidelity Mid-Cap Stock Fund	5.9	6.0
Fidelity OTC Portfolio	4.4	4.6
	65.6	65.9
International Equity Funds
Fidelity Diversified International Fund	2.9	3.0
Fidelity Europe Fund	4.3	4.1
Fidelity Japan Fund	1.1	1.3
Fidelity Overseas Fund	2.9	2.9
Fidelity Southeast Asia Fund	0.6	0.6
	11.8	11.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.9	3.8
Fidelity High Income Fund	3.8	3.7
	7.7	7.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.6	5.6
Fidelity Intermediate Bond Fund	3.7	3.6
Fidelity Investment Grade Bond Fund	5.6	5.5
	14.9	14.7
	100.0	100.0
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2004. The current allocation is based on the fund's holdings as of September 30, 2004. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2005.

Semiannual Report

Fidelity Freedom 2025 Fund

Investments September 30, 2004 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 77.4%
	Shares	Value (Note 1)
Domestic Equity Funds - 65.6%
Fidelity Blue Chip Growth Fund	467,933	$ 18,151,128
Fidelity Disciplined Equity Fund	807,205	18,638,366
Fidelity Equity-Income Fund	375,031	18,684,041
Fidelity Fund	657,797	18,477,514
Fidelity Growth & Income Portfolio	519,879	18,658,464
Fidelity Growth Company Fund	220,129	10,883,190
Fidelity Mid-Cap Stock Fund	519,551	10,978,107
Fidelity OTC Portfolio	270,325	8,266,523
TOTAL DOMESTIC EQUITY FUNDS		122,737,333
International Equity Funds - 11.8%
Fidelity Diversified International Fund	217,109	5,499,381
Fidelity Europe Fund	275,408	7,937,251
Fidelity Japan Fund	180,432	2,069,551
Fidelity Overseas Fund	170,641	5,330,814
Fidelity Southeast Asia Fund	74,914	1,104,236
TOTAL INTERNATIONAL EQUITY FUNDS		21,941,233
TOTAL EQUITY FUNDS (Cost $145,100,784)		144,678,566
Fixed-Income Funds - 22.6%

High Yield Fixed-Income Funds - 7.7%
Fidelity Capital & Income Fund	899,755	7,270,020
Fidelity High Income Fund	809,161	7,185,353
TOTAL HIGH YIELD FIXED-INCOME FUNDS		14,455,373
Investment Grade Fixed-Income Funds - 14.9%
Fidelity Government Income Fund	1,021,350	10,499,483
Fidelity Intermediate Bond Fund	648,097	6,850,390
Fidelity Investment Grade Bond Fund	1,392,952	10,544,645
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		27,894,518
TOTAL FIXED-INCOME FUNDS (Cost $42,060,051)		42,349,891
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $187,160,835)		$ 187,028,457

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $187,160,835) - See accompanying schedule		$ 187,028,457
Cash		3
Receivable for fund shares sold		1,547,355
Receivable from investment adviser for expense reductions		2,785
Total assets		188,578,600

Liabilities
Payable for investments purchased	$ 1,486,415
Payable for fund shares redeemed	60,955
Accrued management fee	14,670
Total liabilities		1,562,040

Net Assets		$ 187,016,560
Net Assets consist of:
Paid in capital		$ 186,345,938
Undistributed net investment income		658,801
Accumulated undistributed net realized gain (loss) on investments		144,199
Net unrealized appreciation (depreciation) on investments		(132,378)
Net Assets, for 17,837,251 shares outstanding		$ 187,016,560
Net Asset Value, offering price and redemption price per share ($187,016,560 ÷ 17,837,251 shares)		$ 10.48

Statement of Operations

Six months ended September 30, 2004 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 715,318
Interest		2
Total income		715,320

Expenses
Management fee	$ 61,332
Non-interested trustees' compensation	278
Total expenses before reductions	61,610
Expense reductions	(12,120)	49,490
Net investment income (loss)		665,830
Capital gain distributions from underlying funds		146,531
Change in net unrealized appreciation (depreciation) on underlying funds		(882,248)
Net gain (loss)		(735,717)
Net increase (decrease) in net assets resulting from operations		$ (69,887)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2025 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2004 (Unaudited)	For the period November 6, 2003 (Commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 665,830	$ 167,735
Net realized gain (loss)	146,531	30,111
Change in net unrealized appreciation (depreciation)	(882,248)	749,870
Net increase (decrease) in net assets resulting from operations	(69,887)	947,716
Distributions to shareholders from net investment income	(147,482)	(51,049)
Distributions to shareholders from net realized gain	(8,675)	-
Total distributions	(156,157)	(51,049)
Share transactions Proceeds from sales of shares	129,911,042	70,184,741
Reinvestment of distributions	155,923	50,972
Cost of shares redeemed	(9,247,241)	(4,709,500)
Net increase (decrease) in net assets resulting from share transactions	120,819,724	65,526,213
Total increase (decrease) in net assets	120,593,680	66,422,880
Net Assets
Beginning of period	66,422,880	-
End of period (including undistributed net investment income of $658,801 and undistributed net investment income of $140,453, respectively)	$ 187,016,560	$ 66,422,880
Other Information Shares
Sold	12,470,300	6,683,071
Issued in reinvestment of distributions	15,317	4,963
Redeemed	(890,023)	(446,377)
Net increase (decrease)	11,595,594	6,241,657

Financial Highlights

	Six months ended September 30, 2004	Years ended March 31,
	(Unaudited)	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.06
Net realized and unrealized gain (loss)	(.20)	.63
Total from investment operations	(.14)	.69
Distributions from net investment income	(.02)	(.05)
Distributions from net realized gain	- H	-
Total distributions	(.02)	(.05)
Net asset value, end of period	$ 10.48	$ 10.64
Total ReturnB,C	(1.33)%	6.92%
Ratios to Average Net AssetsE,G
Expenses before expense reductions	.10% A	.10% A
Expenses net of voluntary waivers, if any	.08% A	.08% A
Expenses net of all reductions	.08% A	.08% A
Net investment income (loss)	1.08% A	1.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 187,017	$ 66,423
Portfolio turnover rate	0% A	7% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period November 6, 2003 (commencement of operations) to March 31, 2004. G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund. H Amount represents less than $.01 per share .

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2030 Fund

Investment Changes

Fund Holdings as of September 30, 2004
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	10.0	10.1
Fidelity Disciplined Equity Fund	10.5	10.5
Fidelity Equity-Income Fund	10.9	10.8
Fidelity Fund	10.4	10.4
Fidelity Growth & Income Portfolio	10.4	10.2
Fidelity Growth Company Fund	6.0	6.2
Fidelity Mid-Cap Stock Fund	6.1	6.3
Fidelity OTC Portfolio	4.6	4.8
	68.9	69.3
International Equity Funds
Fidelity Diversified International Fund	3.4	3.4
Fidelity Europe Fund	4.9	4.7
Fidelity Japan Fund	1.2	1.4
Fidelity Overseas Fund	3.1	3.3
Fidelity Southeast Asia Fund	0.7	0.7
	13.3	13.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	4.5	4.5
Fidelity High Income Fund	3.8	3.5
	8.3	8.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	3.6	3.5
Fidelity Intermediate Bond Fund	2.3	2.2
Fidelity Investment Grade Bond Fund	3.6	3.5
	9.5	9.2
	100.0	100.0
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2004. The current allocation is based on the fund's holdings as of September 30, 2004. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2005.

Semiannual Report

Fidelity Freedom 2030 Fund

Investments September 30, 2004 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.2%
	Shares	Value (Note 1)
Domestic Equity Funds - 68.9%
Fidelity Blue Chip Growth Fund	12,192,884	$ 472,961,962
Fidelity Disciplined Equity Fund	21,640,946	499,689,454
Fidelity Equity-Income Fund	10,365,449	516,406,691
Fidelity Fund	17,628,852	495,194,465
Fidelity Growth & Income Portfolio	13,745,274	493,317,873
Fidelity Growth Company Fund	5,788,069	286,162,115
Fidelity Mid-Cap Stock Fund	13,604,088	287,454,378
Fidelity OTC Portfolio	7,046,738	215,489,259
TOTAL DOMESTIC EQUITY FUNDS		3,266,676,197
International Equity Funds - 13.3%
Fidelity Diversified International Fund	6,376,812	161,524,657
Fidelity Europe Fund	8,069,617	232,566,351
Fidelity Japan Fund	4,937,117	56,628,731
Fidelity Overseas Fund	4,792,491	149,717,421
Fidelity Southeast Asia Fund	2,154,321	31,754,693
TOTAL INTERNATIONAL EQUITY FUNDS		632,191,853
TOTAL EQUITY FUNDS (Cost $3,894,422,479)		3,898,868,050
Fixed-Income Funds - 17.8%

High Yield Fixed-Income Funds - 8.3%
Fidelity Capital & Income Fund	26,470,326	213,880,235
Fidelity High Income Fund	20,423,083	181,356,980
TOTAL HIGH YIELD FIXED-INCOME FUNDS		395,237,215
Investment Grade Fixed-Income Funds - 9.5%
Fidelity Government Income Fund	16,335,916	167,933,219
Fidelity Intermediate Bond Fund	10,411,774	110,052,452
Fidelity Investment Grade Bond Fund	22,409,343	169,638,725
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		447,624,396
TOTAL FIXED-INCOME FUNDS (Cost $823,503,847)		842,861,611
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $4,717,926,326)		$ 4,741,729,661
Income Tax Information
At March 31, 2004, the fund had a capital loss carryforward of approximately $2,372,000 all of which will expire on March 31, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $4,717,926,326) - See accompanying schedule		$ 4,741,729,661
Cash		93
Receivable for fund shares sold		12,488,978
Receivable from investment adviser for expense reductions		78,830
Total assets		4,754,297,562

Liabilities
Payable for investments purchased	$ 7,965,250
Payable for fund shares redeemed	4,524,154
Accrued management fee	391,220
Total liabilities		12,880,624

Net Assets		$ 4,741,416,938
Net Assets consist of:
Paid in capital		$ 4,708,099,274
Undistributed net investment income		20,810,157
Accumulated undistributed net realized gain (loss) on investments		(11,295,828)
Net unrealized appreciation (depreciation) on investments		23,803,335
Net Assets, for 363,267,781 shares outstanding		$ 4,741,416,938
Net Asset Value, offering price and redemption price per share ($4,741,416,938 ÷ 363,267,781 shares)		$ 13.05

Statement of Operations

Six months ended September 30, 2004 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 23,437,642
Interest		66
Total income		23,437,708

Expenses
Management fee	$ 2,238,954
Non-interested trustees' compensation	11,787
Total expenses before reductions	2,250,741
Expense reductions	(450,560)	1,800,181
Net investment income (loss)		21,637,527
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(31,076)
Capital gain distributions from underlying funds	4,098,833	4,067,757
Change in net unrealized appreciation (depreciation) on underlying funds		(85,831,020)
Net gain (loss)		(81,763,263)
Net increase (decrease) in net assets resulting from operations		$ (60,125,736)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2004 (Unaudited)	Year ended March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,637,527	$ 53,507,885
Net realized gain (loss)	4,067,757	34,369,957
Change in net unrealized appreciation (depreciation)	(85,831,020)	822,607,092
Net increase (decrease) in net assets resulting from operations	(60,125,736)	910,484,934
Distributions to shareholders from net investment income	(10,146,690)	(54,155,489)
Share transactions Proceeds from sales of shares	836,517,794	1,741,268,563
Reinvestment of distributions	10,135,125	54,098,665
Cost of shares redeemed	(398,564,633)	(623,305,522)
Net increase (decrease) in net assets resulting from share transactions	448,088,286	1,172,061,706
Total increase (decrease) in net assets	377,815,860	2,028,391,151

Net Assets
Beginning of period	4,363,601,078	2,335,209,927
End of period (including undistributed net investment income of $20,810,157 and undistributed net investment income of $13,119,744, respectively)	$ 4,741,416,938	$ 4,363,601,078
Other Information Shares
Sold	64,403,054	142,532,558
Issued in reinvestment of distributions	799,931	4,366,371
Redeemed	(30,768,761)	(50,732,438)
Net increase (decrease)	34,434,224	96,166,491

Financial Highlights

	Six months ended September 30, 2004	Years ended March 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.27	$ 10.04	$ 12.58	$ 13.23	$ 17.84	$ 14.55
Income from Investment Operations
Net investment income (loss) D	.06	.19	.16	.19	.28	.27
Net realized and unrealized gain (loss)	(.25)	3.23	(2.55)	(.11)	(3.84)	3.91
Total from investment operations	(.19)	3.42	(2.39)	.08	(3.56)	4.18
Distributions from net investment income	(.03)	(.19)	(.15)	(.20)	(.34)	(.28)
Distributions in excess of net investment income	-	-	-	-	-	(.13)
Distributions from net realized gain	-	-	-	(.53)	(.71)	(.48)
Total distributions	(.03)	(.19)	(.15)	(.73)	(1.05)	(.89)
Net asset value, end of period	$ 13.05	$ 13.27	$ 10.04	$ 12.58	$ 13.23	$ 17.84
Total Return B, C	(1.43)%	34.22%	(19.05)%	.28%	(20.78)%	29.64%
Ratios to Average Net Assets E, F
Expenses before expense reductions	.10% A	.10%	.10%	.10%	.10%	.10%
Expenses net of voluntary waivers, if any	.08% A	.08%	.08%	.08%	.08%	.08%
Expenses net of all reductions	.08% A	.08%	.08%	.07%	.06%	.07%
Net investment income (loss)	.96% A	1.58%	1.52%	1.50%	1.75%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,741,417	$ 4,363,601	$ 2,335,210	$ 1,995,302	$ 1,376,774	$ 1,216,369
Portfolio turnover rate	0% A	2%	4%	5%	37%	26%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. FExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2035 Fund

Investment Changes

Fund Holdings as of September 30, 2004
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	10.3	10.4
Fidelity Disciplined Equity Fund	10.5	10.5
Fidelity Equity-Income Fund	10.6	10.5
Fidelity Fund	10.4	10.4
Fidelity Growth & Income Portfolio	10.5	10.5
Fidelity Growth Company Fund	6.2	6.3
Fidelity Mid-Cap Stock Fund	6.2	6.3
Fidelity OTC Portfolio	4.7	4.8
	69.4	69.7
International Equity Funds
Fidelity Diversified International Fund	3.8	3.9
Fidelity Europe Fund	5.5	5.3
Fidelity Japan Fund	1.4	1.6
Fidelity Overseas Fund	3.7	3.8
Fidelity Southeast Asia Fund	0.8	0.8
	15.2	15.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	5.2	5.0
Fidelity High Income Fund	5.1	4.9
	10.3	9.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	1.9	1.9
Fidelity Intermediate Bond Fund	1.3	1.2
Fidelity Investment Grade Bond Fund	1.9	1.9
	5.1	5.0
	100.0	100.0
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2004. The current allocation is based on the fund's holdings as of September 30, 2004. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2005.

Semiannual Report

Fidelity Freedom 2035 Fund

Investments September 30, 2004 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 84.6%
	Shares	Value (Note 1)
Domestic Equity Funds - 69.4%
Fidelity Blue Chip Growth Fund	239,381	$ 9,285,595
Fidelity Disciplined Equity Fund	412,705	9,529,364
Fidelity Equity-Income Fund	191,700	9,550,507
Fidelity Fund	336,378	9,448,860
Fidelity Growth & Income Portfolio	265,822	9,540,350
Fidelity Growth Company Fund	112,626	5,568,228
Fidelity Mid-Cap Stock Fund	266,222	5,625,269
Fidelity OTC Portfolio	138,464	4,234,237
TOTAL DOMESTIC EQUITY FUNDS		62,782,410
International Equity Funds - 15.2%
Fidelity Diversified International Fund	136,342	3,453,544
Fidelity Europe Fund	173,016	4,986,308
Fidelity Japan Fund	113,171	1,298,072
Fidelity Overseas Fund	107,333	3,353,091
Fidelity Southeast Asia Fund	47,084	694,022
TOTAL INTERNATIONAL EQUITY FUNDS		13,785,037
TOTAL EQUITY FUNDS (Cost $76,715,563)		76,567,447
Fixed-Income Funds - 15.4%

High Yield Fixed-Income Funds - 10.3%
Fidelity Capital & Income Fund	581,264	4,696,611
Fidelity High Income Fund	522,473	4,639,558
TOTAL HIGH YIELD FIXED-INCOME FUNDS		9,336,169
Investment Grade Fixed-Income Funds - 5.1%
Fidelity Government Income Fund	168,492	1,732,095
Fidelity Intermediate Bond Fund	107,674	1,138,117
Fidelity Investment Grade Bond Fund	229,782	1,739,449
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		4,609,661
TOTAL FIXED-INCOME FUNDS (Cost $13,811,001)		13,945,830
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $90,526,564)		$ 90,513,277

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $90,526,564) - See accompanying schedule		$ 90,513,277
Cash		2
Receivable for fund shares sold		789,505
Receivable from investment adviser for expense reductions		1,338
Total assets		91,304,122

Liabilities
Payable for investments purchased	$ 746,474
Payable for fund shares redeemed	43,038
Accrued management fee	7,078
Total liabilities		796,590

Net Assets		$ 90,507,532
Net Assets consist of:
Paid in capital		$ 90,226,329
Undistributed net investment income		270,513
Accumulated undistributed net realized gain (loss) on investments		23,977
Net unrealized appreciation (depreciation) on investments		(13,287)
Net Assets, for 8,598,906 shares outstanding		$ 90,507,532
Net Asset Value, offering price and redemption price per share ($90,507,532 ÷ 8,598,906 shares)		$ 10.53

Statement of Operations

Six months ended September 30, 2004 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 295,092
Interest		1
Total income		295,093

Expenses
Management fee	$ 28,402
Non-interested trustees' compensation	126
Total expenses before reductions	28,528
Expense reductions	(5,596)	22,932
Net investment income (loss)		272,161
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(20)
Capital gain distributions from underlying funds	49,274	49,254
Change in net unrealized appreciation (depreciation) on underlying funds		(355,849)
Net gain (loss)		(306,595)
Net increase (decrease) in net assets resulting from operations		$ (34,434)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2035 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2004 (Unaudited)	For the period November 6, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 272,161	$ 65,486
Net realized gain (loss)	49,254	(15,554)
Change in net unrealized appreciation (depreciation)	(355,849)	342,562
Net increase (decrease) in net assets resulting from operations	(34,434)	392,494
Distributions to shareholders from net investment income	(55,742)	(21,115)
Share transactions Proceeds from sales of shares	68,447,913	29,915,978
Reinvestment of distributions	55,722	21,115
Cost of shares redeemed	(5,849,384)	(2,365,015)
Net increase (decrease) in net assets resulting from share transactions	62,654,251	27,572,078
Total increase (decrease) in net assets	62,564,075	27,943,457

Net Assets
Beginning of period	27,943,457	-
End of period (including undistributed net investment income of $270,513 and undistributed net investment income of $54,094, respectively)	$ 90,507,532	$ 27,943,457
Other Information Shares
Sold	6,540,553	2,836,707
Issued in reinvestment of distributions	5,458	2,052
Redeemed	(560,366)	(225,498)
Net increase (decrease)	5,985,645	2,613,261

Financial Highlights

	Six months ended September 30, 2004	Year ended March 31,
	(Unaudited)	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.06
Net realized and unrealized gain (loss)	(.19)	.68
Total from investment operations	(.14)	.74
Distributions from net investment income	(.02)	(.05)
Net asset value, end of period	$ 10.53	$ 10.69
Total Return B, C	(1.35)%	7.42%
Ratios to Average Net Assets E, G
Expenses before expense reductions	.10% A	.10% A
Expenses net of voluntary waivers, if any	.08% A	.08% A
Expenses net of all reductions	.08% A	.08% A
Net investment income (loss)	.95% A	1.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 90,508	$ 27,943
Portfolio turnover rate	0% A	18% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period November 6, 2003 (commencement of operations) to March 31, 2004. G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2040 Fund

Investment Changes

Fund Holdings as of September 30, 2004
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Blue Chip Growth Fund	10.7	10.8
Fidelity Disciplined Equity Fund	11.2	11.1
Fidelity Equity-Income Fund	11.5	11.4
Fidelity Fund	11.1	11.0
Fidelity Growth & Income Portfolio	11.1	10.9
Fidelity Growth Company Fund	6.6	6.8
Fidelity Mid-Cap Stock Fund	6.5	6.7
Fidelity OTC Portfolio	4.8	5.1
	73.5	73.8
International Equity Funds
Fidelity Diversified International Fund	3.9	4.0
Fidelity Europe Fund	5.7	5.5
Fidelity Japan Fund	1.4	1.6
Fidelity Overseas Fund	3.7	3.9
Fidelity Southeast Asia Fund	0.8	0.8
	15.5	15.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	5.3	5.0
Fidelity High Income Fund	5.3	5.1
	10.6	10.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	0.1	0.1
Fidelity Intermediate Bond Fund	0.1	0.1
Fidelity Investment Grade Bond Fund	0.2	0.1
	0.4	0.3
	100.0	100.0
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2004. The current allocation is based on the fund's holdings as of September 30, 2004. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2005.

Semiannual Report

Fidelity Freedom 2040 Fund

Investments September 30, 2004 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 89.0%
	Shares	Value (Note 1)
Domestic Equity Funds - 73.5%
Fidelity Blue Chip Growth Fund	4,214,838	$ 163,493,576
Fidelity Disciplined Equity Fund	7,404,353	170,966,504
Fidelity Equity-Income Fund	3,521,306	175,431,488
Fidelity Fund	6,053,536	170,043,837
Fidelity Growth & Income Portfolio	4,721,683	169,461,208
Fidelity Growth Company Fund	2,052,159	101,458,719
Fidelity Mid-Cap Stock Fund	4,699,584	99,302,213
Fidelity OTC Portfolio	2,422,745	74,087,556
TOTAL DOMESTIC EQUITY FUNDS		1,124,245,101
International Equity Funds - 15.5%
Fidelity Diversified International Fund	2,373,099	60,110,593
Fidelity Europe Fund	3,025,384	87,191,564
Fidelity Japan Fund	1,895,262	21,738,658
Fidelity Overseas Fund	1,814,147	56,673,959
Fidelity Southeast Asia Fund	798,294	11,766,861
TOTAL INTERNATIONAL EQUITY FUNDS		237,481,635
TOTAL EQUITY FUNDS (Cost $1,272,051,641)		1,361,726,736
Fixed-Income Funds - 11.0%

High Yield Fixed-Income Funds - 10.6%
Fidelity Capital & Income Fund	9,975,897	80,605,249
Fidelity High Income Fund	9,189,664	81,604,217
TOTAL HIGH YIELD FIXED-INCOME FUNDS		162,209,466
Investment Grade Fixed-Income Funds - 0.4%
Fidelity Government Income Fund	212,582	2,185,347
Fidelity Intermediate Bond Fund	134,225	1,418,753
Fidelity Investment Grade Bond Fund	290,013	2,195,398
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		5,799,498
TOTAL FIXED-INCOME FUNDS (Cost $157,798,106)		168,008,964
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,429,849,747)		$ 1,529,735,700

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $1,429,849,747) - See accompanying schedule		$ 1,529,735,700
Cash		12
Receivable for fund shares sold		5,663,444
Receivable from investment adviser for expense reductions		25,305
Total assets		1,535,424,461

Liabilities
Payable for investments purchased	$ 4,082,009
Payable for fund shares redeemed	1,581,570
Accrued management fee	125,341
Total liabilities		5,788,920

Net Assets		$ 1,529,635,541
Net Assets consist of:
Paid in capital		$ 1,425,976,046
Undistributed net investment income		5,303,077
Accumulated undistributed net realized gain (loss) on investments		(1,529,535)
Net unrealized appreciation (depreciation) on investments		99,885,953
Net Assets, for 201,470,030 shares outstanding		$ 1,529,635,541
Net Asset Value, offering price and redemption price per share ($1,529,635,541 ÷ 201,470,030 shares)		$ 7.59

Statement of Operations

Six months ended September 30, 2004 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 6,423,706
Interest		20
Total income		6,423,726

Expenses
Management fee	$ 695,630
Non-interested trustees' compensation	3,607
Total expenses before reductions	699,237
Expense reductions	(140,032)	559,205
Net investment income (loss)		5,864,521
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(165,305)
Capital gain distributions from underlying funds	754,815	589,510
Change in net unrealized appreciation (depreciation) on underlying funds		(25,931,381)
Net gain (loss)		(25,341,871)
Net increase (decrease) in net assets resulting from operations		$ (19,477,350)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2004 (Unaudited)	Year ended March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,864,521	$ 13,125,781
Net realized gain (loss)	589,510	8,802,992
Change in net unrealized appreciation (depreciation)	(25,931,381)	210,847,160
Net increase (decrease) in net assets resulting from operations	(19,477,350)	232,775,933
Distributions to shareholders from net investment income	(4,410,120)	(11,153,888)
Distributions to shareholders from net realized gain	(2,646,056)	(4,018,883)
Total distributions	(7,056,176)	(15,172,771)
Share transactions Proceeds from sales of shares	470,268,106	945,253,767
Reinvestment of distributions	7,043,500	15,153,948
Cost of shares redeemed	(216,444,595)	(365,417,074)
Net increase (decrease) in net assets resulting from share transactions	260,867,011	594,990,641
Total increase (decrease) in net assets	234,333,485	812,593,803
Net Assets
Beginning of period	1,295,302,056	482,708,253
End of period (including undistributed net investment income of $5,303,077 and undistributed net investment income of $3,848,676, respectively)	$ 1,529,635,541	$ 1,295,302,056
Other Information Shares
Sold	62,089,418	131,314,763
Issued in reinvestment of distributions	955,698	2,078,771
Redeemed	(28,665,585)	(50,681,969)
Net increase (decrease)	34,379,531	82,711,565

Financial Highlights

	Six months ended September 30, 2004	Years ended March 31,
	(Unaudited)	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 7.75	$ 5.72	$ 7.41	$ 7.62	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.11	.08	.09	.07
Net realized and unrealized gain (loss)	(.14)	2.04	(1.69)	(.11)	(2.39)
Total from investment operations	(.11)	2.15	(1.61)	(.02)	(2.32)
Distributions from net investment income	(.03)	(.09)	(.07)	(.07)	(.06)
Distributions from net realized gain	(.02)	(.03)	(.01)	(.12)	-
Total distributions	(.05)	(.12)	(.08)	(.19)	(.06)
Net asset value, end of period	$ 7.59	$ 7.75	$ 5.72	$ 7.41	$ 7.62
Total ReturnB,C	(1.53)%	37.75%	(21.79)%	(.40)%	(23.28)%
Ratios to Average Net AssetsE,G
Expenses before expense reductions	.10% A	.10%	.10%	.10%	.10% A
Expenses net of voluntary waivers, if any	.08% A	.08%	.08%	.08%	.08% A
Expenses net of all reductions	.08% A	.08%	.08%	.08%	.08% A
Net investment income (loss)	.84% A	1.55%	1.38%	1.24%	1.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,529,636	$ 1,295,302	$ 482,708	$ 256,113	$ 72,621
Portfolio turnover rate	0% A	3%	4%	5%	38% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period September 6, 2000 (commencement of operations) to March 31, 2001. G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Freedom Income Fund, Freedom 2000 Fund, Freedom 2005 Fund, Freedom 2010 Fund, Freedom 2015 Fund, Freedom 2020 Fund, Freedom 2025 Fund, Freedom 2030 Fund, Freedom 2035 Fund and Freedom 2040 Fund (the funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each fund is authorized to issue an unlimited number of shares. The funds primarily invest in a combination of other Fidelity equity, fixed income, and money market funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost.

Investment Transactions and Income. Security transactions, normally shares of the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust. Expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the Underlying Funds.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Freedom Income	$ 1,818,373,296	$ 42,782,358	$ (27,378,003)	$ 15,404,355
Freedom 2000	1,556,677,461	41,545,520	(30,415,708)	11,129,812
Freedom 2005	86,303,408	802,736	(725,590)	77,146
Freedom 2010	7,663,619,366	343,184,588	(308,537,546)	34,647,042
Freedom 2015	317,007,908	3,030,775	(3,371,242)	(340,467)
Freedom 2020	7,957,823,307	503,075,774	(338,228,974)	164,846,800
Freedom 2025	187,160,835	2,164,984	(2,297,362)	(132,378)
Freedom 2030	4,730,911,766	315,794,595	(304,976,700)	10,817,895
Freedom 2035	90,526,606	1,120,932	(1,134,261)	(13,329)
Freedom 2040	1,431,753,948	124,239,663	(26,257,911)	97,981,752

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. Certain funds may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Freedom Income	126,813,038	26,819,393
Freedom 2000	51,698,118	56,254,841
Freedom 2005	50,656,058	445,517
Freedom 2010	471,198,421	39,082,683
Freedom 2015	204,000,133	374,680
Freedom 2020	748,481,666	24,390,744
Freedom 2025	121,488,146	-
Freedom 2030	464,706,799	666,642
Freedom 2035	62,927,375	1,557
Freedom 2040	263,629,698	3,085,820

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the funds with investment management related services. For these services the funds pay a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of ..10% of the funds' average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the funds to the non-interested Trustees.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each fund. Pursuant to this agreement, FMR pays all expenses of each fund, except the compensation of the non-interested trustees and certain exceptions such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each fund. For the services under the agreement, Strategic Advisers pays FMR a monthly administration fee equal to the management fee received by Strategic Advisers, minus an amount equal to an annual rate of .02% of each fund's average net assets. The funds do not pay any fees for these services.

5. Expense Reductions.

FMR agreed to reimburse certain funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from Adviser
Freedom Income	.08%	$ 176,919
Freedom 2000	.08%	156,953
Freedom 2005	.08%	6,009
Freedom 2010	.08%	746,388
Freedom 2015	.08%	20,514
Freedom 2020	.08%	776,202
Freedom 2025	.08%	12,120
Freedom 2030	.08%	450,560
Freedom 2035	.08%	5,596
Freedom 2040	.08%	140,027

In addition, through arrangements with each applicable fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. During the period, these credits reduced expenses by the following amounts:

Freedom 2015	$ 1
Freedom 2040	5

Semiannual Report

6. Other Information.

The funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, Freedom 2010 was the owner of record of approximately 10%, 11%, 19% and 26% of the total outstanding shares of Fidelity Intermediate Bond Fund, Fidelity Disciplined Equity Fund, Fidelity Investment Grade Bond Fund and Fidelity Government Income Fund, respectively. Freedom 2020 was the owner of record of approximately 11%, 11%, 12%, 15%, 17% and 19% of the total outstanding shares of Fidelity Investment Grade Bond Fund, Fidelity High Income Fund, Fidelity Japan Fund, Fidelity Government Income Fund, Fidelity Disciplined Equity Fund, and Fidelity Europe Fund, respectively. Freedom 2030 was the owner of record of approximately 11% and 14% of the total outstanding shares of Fidelity Disciplined Equity Fund and Fidelity Europe Fund. The funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Government Income Fund	58%
Fidelity Europe Fund	49%
Fidelity Disciplined Equity Fund	47%
Fidelity Investment Grade Bond Fund	42%
Fidelity Japan Fund	32%
Fidelity High Income Fund	26%
Fidelity Southeast Asia Fund	25%
Fidelity Intermediate Bond Fund	23%
Fidelity Capital & Income Fund	22%
Fidelity Fund	20%

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Asset Allocation Funds

Asset ManagerSM

Asset Manager: Aggressive®

Asset Manager: Growth®

Asset Manager: Income®

Fidelity Freedom Funds ® -
Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040

Please carefully consider the funds' investment objectives, risks, charges and expenses before investing. For this and other information, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Logo Graphic)
Fidelity
Investments
P.O. Box 193
Boston, MA 02101

PRSRT STD
U.S. Postage
PAID
Fidelity
Investments

FF-USAN-1104
1.792160.101

(recycle logo) Printed on Recycled Paper

Fidelity Advisor Freedom FundsSM -

Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 - Institutional Class

Semiannual Report

September 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Freedom Income	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2005	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2010	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2015	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2020	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2025	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2030	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2035	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2040	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Commencing with the fiscal quarter ending December 31, 2004, each fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. Each fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of each fund's portfolio holdings, view each fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

Actual Expenses

The first line of the table below for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. As a shareholder in an underlying Fidelity fund, the fund will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund. These fees and expenses are not included in each class' annualized expense ratio used to calculate the expense estimates in the table below. If they were, the estimate of expense you paid during the period would be higher, and your ending account value lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As a shareholder in an underlying Fidelity fund, the fund will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund. These fees and expenses are not included in each class' annualized expense ratio used to calculate the expense estimates in the table below. If they were, the estimate of expense you paid during the period would be higher, and your ending account value lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 1, 2004	Ending Account Value September 30, 2004	Expenses Paid During Period* April 1, 2004 to September 30, 2004
Advisor Freedom Income
Class A
Actual	$ 1,000.00	$ 996.30	$ 1.65
HypotheticalA	$ 1,000.00	$ 1,023.32	$ 1.68
Class T
Actual	$ 1,000.00	$ 994.90	$ 2.90
HypotheticalA	$ 1,000.00	$ 1,022.06	$ 2.94
Class B
Actual	$ 1,000.00	$ 991.20	$ 5.39
HypotheticalA	$ 1,000.00	$ 1,019.52	$ 5.48
Class C
Actual	$ 1,000.00	$ 992.30	$ 5.39
HypotheticalA	$ 1,000.00	$ 1,019.52	$ 5.48
Institutional Class
Actual	$ 1,000.00	$ 996.60	$ .40
HypotheticalA	$ 1,000.00	$ 1,024.59	$ .41
Advisor Freedom 2005
Class A
Actual	$ 1,000.00	$ 988.70	$ 1.65
HypotheticalA	$ 1,000.00	$ 1,023.32	$ 1.68
Class T
Actual	$ 1,000.00	$ 987.40	$ 2.89
HypotheticalA	$ 1,000.00	$ 1,022.06	$ 2.94
	Beginning Account Value April 1, 2004	Ending Account Value September 30, 2004	Expenses Paid During Period* April 1, 2004 to September 30, 2004
Class B
Actual	$ 1,000.00	$ 985.00	$ 5.37
HypotheticalA	$ 1,000.00	$ 1,019.52	$ 5.48
Class C
Actual	$ 1,000.00	$ 985.00	$ 5.37
HypotheticalA	$ 1,000.00	$ 1,019.52	$ 5.48
Institutional Class
Actual	$ 1,000.00	$ 990.80	$ .40
HypotheticalA	$ 1,000.00	$ 1,024.59	$ .41
Advisor Freedom 2010
Class A
Actual	$ 1,000.00	$ 988.20	$ 1.64
HypotheticalA	$ 1,000.00	$ 1,023.32	$ 1.68
Class T
Actual	$ 1,000.00	$ 987.00	$ 2.89
HypotheticalA	$ 1,000.00	$ 1,022.06	$ 2.94
Class B
Actual	$ 1,000.00	$ 985.10	$ 5.37
HypotheticalA	$ 1,000.00	$ 1,019.52	$ 5.48
Class C
Actual	$ 1,000.00	$ 985.10	$ 5.37
HypotheticalA	$ 1,000.00	$ 1,019.52	$ 5.48
Institutional Class
Actual	$ 1,000.00	$ 990.60	$ .40
HypotheticalA	$ 1,000.00	$ 1,024.59	$ .41
Advisor Freedom 2015
Class A
Actual	$ 1,000.00	$ 984.10	$ 1.64
HypotheticalA	$ 1,000.00	$ 1,023.32	$ 1.68
Class T
Actual	$ 1,000.00	$ 983.00	$ 2.88
HypotheticalA	$ 1,000.00	$ 1,022.06	$ 2.94
Class B
Actual	$ 1,000.00	$ 980.50	$ 5.36
HypotheticalA	$ 1,000.00	$ 1,019.52	$ 5.48
Class C
Actual	$ 1,000.00	$ 980.30	$ 5.36
HypotheticalA	$ 1,000.00	$ 1,019.52	$ 5.48
Institutional Class
Actual	$ 1,000.00	$ 985.30	$ .40
HypotheticalA	$ 1,000.00	$ 1,024.59	$ .41
Advisor Freedom 2020
Class A
Actual	$ 1,000.00	$ 981.90	$ 1.64
HypotheticalA	$ 1,000.00	$ 1,023.32	$ 1.68
Class T
Actual	$ 1,000.00	$ 979.80	$ 2.88
HypotheticalA	$ 1,000.00	$ 1,022.06	$ 2.94
Class B
Actual	$ 1,000.00	$ 977.10	$ 5.35
HypotheticalA	$ 1,000.00	$ 1,019.52	$ 5.48
Class C
Actual	$ 1,000.00	$ 978.00	$ 5.36
HypotheticalA	$ 1,000.00	$ 1,019.52	$ 5.48
	Beginning Account Value April 1, 2004	Ending Account Value September 30, 2004	Expenses Paid During Period* April 1, 2004 to September 30, 2004
Institutional Class
Actual	$ 1,000.00	$ 983.20	$ .40
HypotheticalA	$ 1,000.00	$ 1,024.59	$ .41
Advisor Freedom 2025
Class A
Actual	$ 1,000.00	$ 978.40	$ 1.64
HypotheticalA	$ 1,000.00	$ 1,023.32	$ 1.68
Class T
Actual	$ 1,000.00	$ 977.40	$ 2.88
HypotheticalA	$ 1,000.00	$ 1,022.06	$ 2.94
Class B
Actual	$ 1,000.00	$ 975.80	$ 5.35
HypotheticalA	$ 1,000.00	$ 1,019.52	$ 5.48
Class C
Actual	$ 1,000.00	$ 974.70	$ 5.35
HypotheticalA	$ 1,000.00	$ 1,019.52	$ 5.48
Institutional Class
Actual	$ 1,000.00	$ 980.50	$ .40
HypotheticalA	$ 1,000.00	$ 1,024.59	$ .41
Advisor Freedom 2030
Class A
Actual	$ 1,000.00	$ 977.60	$ 1.64
HypotheticalA	$ 1,000.00	$ 1,023.32	$ 1.68
Class T
Actual	$ 1,000.00	$ 975.60	$ 2.87
HypotheticalA	$ 1,000.00	$ 1,022.06	$ 2.94
Class B
Actual	$ 1,000.00	$ 974.00	$ 5.34
HypotheticalA	$ 1,000.00	$ 1,019.52	$ 5.48
Class C
Actual	$ 1,000.00	$ 974.00	$ 5.34
HypotheticalA	$ 1,000.00	$ 1,019.52	$ 5.48
Institutional Class
Actual	$ 1,000.00	$ 979.00	$ .40
HypotheticalA	$ 1,000.00	$ 1,024.59	$ .41
Advisor Freedom 2035
Class A
Actual	$ 1,000.00	$ 977.30	$ 1.64
HypotheticalA	$ 1,000.00	$ 1,023.32	$ 1.68
Class T
Actual	$ 1,000.00	$ 975.20	$ 2.87
HypotheticalA	$ 1,000.00	$ 1,022.06	$ 2.94
Class B
Actual	$ 1,000.00	$ 972.90	$ 5.34
HypotheticalA	$ 1,000.00	$ 1,019.52	$ 5.48
Class C
Actual	$ 1,000.00	$ 972.90	$ 5.34
HypotheticalA	$ 1,000.00	$ 1,019.52	$ 5.48
Institutional Class
Actual	$ 1,000.00	$ 977.50	$ .40
HypotheticalA	$ 1,000.00	$ 1,024.59	$ .41
	Beginning Account Value April 1, 2004	Ending Account Value September 30, 2004	Expenses Paid During Period* April 1, 2004 to September 30, 2004
Advisor Freedom 2040
Class A
Actual	$ 1,000.00	$ 975.70	$ 1.63
HypotheticalA	$ 1,000.00	$ 1,023.32	$ 1.68
Class T
Actual	$ 1,000.00	$ 974.40	$ 2.87
HypotheticalA	$ 1,000.00	$ 1,022.06	$ 2.94
Class B
Actual	$ 1,000.00	$ 972.30	$ 5.34
HypotheticalA	$ 1,000.00	$ 1,019.52	$ 5.48
Class C
Actual	$ 1,000.00	$ 971.50	$ 5.34
HypotheticalA	$ 1,000.00	$ 1,019.52	$ 5.48
Institutional Class
Actual	$ 1,000.00	$ 977.00	$ .40
HypotheticalA	$ 1,000.00	$ 1,024.59	$ .41

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity funds in which the fund invests are not included in the fund's annualized expense ratio.

Annualized Expense Ratio
Advisor Freedom Income
Class A	.33%
Class T	.58%
Class B	1.08%
Class C	1.08%
Institutional Class	.08%
Advisor Freedom 2005
Class A	.33%
Class T	.58%
Class B	1.08%
Class C	1.08%
Institutional Class	.08%
Advisor Freedom 2010
Class A	.33%
Class T	.58%
Class B	1.08%
Class C	1.08%
Institutional Class	.08%
Advisor Freedom 2015
Class A	.33%
Class T	.58%
Class B	1.08%
Class C	1.08%
Institutional Class	.08%
Advisor Freedom 2020
Class A	.33%
Class T	.58%
Class B	1.08%
Class C	1.08%
Institutional Class	.08%
Annualized Expense Ratio
Advisor Freedom 2025
Class A	.33%
Class T	.58%
Class B	1.08%
Class C	1.08%
Institutional Class	.08%
Advisor Freedom 2030
Class A	.33%
Class T	.58%
Class B	1.08%
Class C	1.08%
Institutional Class	.08%
Advisor Freedom 2035
Class A	.33%
Class T	.58%
Class B	1.08%
Class C	1.08%
Institutional Class	.08%
Advisor Freedom 2040
Class A	.33%
Class T	.58%
Class B	1.08%
Class C	1.08%
Institutional Class	.08%

Semiannual Report

Fidelity Advisor Freedom Income Fund

Investment Changes

Fund Holdings as of September 30, 2004
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	3.8%	4.0%
Fidelity Advisor Equity Growth Fund Institutional Class	1.9	2.0
Fidelity Advisor Equity Income Fund Institutional Class	4.1	4.2
Fidelity Advisor Growth & Income Fund Institutional Class	3.9	3.9
Fidelity Advisor Large Cap Fund Institutional Class	3.8	4.0
Fidelity Advisor Mid-Cap Fund Institutional Class	1.2	1.2
Fidelity Advisor Small Cap Fund Institutional Class	1.3	1.3
	20.0	20.6
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	20.2	20.1
Fidelity Advisor Intermediate Bond Fund Institutional Class	20.2	20.1
	40.4	40.2
Money Market/Short-Term Funds
Fidelity Advisor Short-Fixed Income Fund Institutional Class	15.9	15.8
Fidelity Cash Reserves Fund	23.7	23.4
	39.6	39.2
	100.0%	100.0%
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2004. The current allocation is based on the fund's holdings as of September 30, 2004. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2005.

* Excluding Short-Term funds

Semiannual Report

Fidelity Advisor Freedom Income Fund

Investments September 30, 2004 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 20.0%
	Shares	Value (Note 1)
Domestic Equity Funds - 20.0%
Fidelity Advisor Dividend Growth Fund Institutional Class	158,174	$ 1,752,567
Fidelity Advisor Equity Growth Fund Institutional Class	19,622	869,435
Fidelity Advisor Equity Income Fund Institutional Class	69,186	1,860,422
Fidelity Advisor Growth & Income Fund Institutional Class	111,111	1,764,440
Fidelity Advisor Large Cap Fund Institutional Class	123,108	1,743,208
Fidelity Advisor Mid-Cap Fund Institutional Class	24,093	553,899
Fidelity Advisor Small Cap Fund Institutional Class	26,407	577,516
TOTAL EQUITY FUNDS (Cost $8,942,588)		9,121,487
Fixed-Income Funds - 40.4%

Investment Grade Fixed-Income Funds - 40.4%
Fidelity Advisor Government Investment Fund Institutional Class	917,247	9,227,505
Fidelity Advisor Intermediate Bond Fund Institutional Class	815,434	9,222,559
TOTAL FIXED-INCOME FUNDS (Cost $18,377,392)		18,450,064
Money Market/Short-Term Funds - 39.6%

Short-Term Funds - 15.9%
Fidelity Advisor Short-Fixed Income Fund Institutional Class	760,037	7,281,159
Money Market Funds - 23.7%
Fidelity Cash Reserves Fund	10,802,516	10,802,516
TOTAL MONEY MARKET/SHORT-TERM FUNDS (Cost $18,072,431)		18,083,675
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $45,392,411)		$ 45,655,226

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $45,392,411) - See accompanying schedule		$ 45,655,226
Receivable for investments sold		180
Receivable for fund shares sold		206,020
Receivable from investment adviser for expense reductions		783
Total assets		45,862,209

Liabilities
Payable to custodian bank	$ 4
Payable for investments purchased	174,123
Payable for fund shares redeemed	21,453
Accrued management fee	3,781
Distribution fees payable	24,307
Total liabilities		223,668

Net Assets		$ 45,638,541
Net Assets consist of:
Paid in capital		$ 45,366,206
Undistributed net investment income		47,920
Accumulated undistributed net realized gain (loss) on investments		(38,400)
Net unrealized appreciation (depreciation) on investments		262,815
Net Assets		$ 45,638,541

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,793,137 ÷ 855,673 shares)		$ 10.28

Maximum offering price per share (100/94.25 of $10.28)		$ 10.91
Class T: Net Asset Value and redemption price per share ($18,564,006 ÷ 1,808,047 shares)		$ 10.27

Maximum offering price per share (100/96.50 of $10.27)		$ 10.64
Class B: Net Asset Value and offering price per share ($4,375,377 ÷ 426,723 shares) A		$ 10.25

Class C: Net Asset Value and offering price per share ($13,416,670 ÷ 1,309,011 shares) A		$ 10.25

Institutional Class: Net Asset Value, offering price and redemption price per share ($489,351 ÷ 47,584 shares)		$ 10.28

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2004 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 381,816

Expenses
Management fee	$ 19,781
Distribution fees	129,515
Non-interested trustees' compensation	100
Total expenses before reductions	149,396
Expense reductions	(3,983)	145,413
Net investment income (loss)		236,403
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(38,613)
Change in net unrealized appreciation (depreciation) on underlying funds		(302,276)
Net gain (loss)		(340,889)
Net increase (decrease) in net assets resulting from operations		$ (104,486)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2004 (Unaudited)	July 24, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 236,403	$ 153,905
Net realized gain (loss)	(38,613)	38,625
Change in net unrealized appreciation (depreciation)	(302,276)	565,091
Net increase (decrease) in net assets resulting from operations	(104,486)	757,621
Distributions to shareholders from net investment income	(189,603)	(156,368)
Distributions to shareholders from net realized gain	(34,829)	-
Total distributions	(224,432)	(156,368)
Share transactions - net increase (decrease)	13,167,904	32,198,302
Total increase (decrease) in net assets	12,838,986	32,799,555

Net Assets
Beginning of period	32,799,555	-
End of period (including undistributed net investment income of $47,920 and undistributed net investment income of $1,120, respectively)	$ 45,638,541	$ 32,799,555

Financial Highlights - Class A

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 10.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.13
Net realized and unrealized gain (loss)	(.12)	.36
Total from investment operations	(.04)	.49
Distributions from net investment income	(.07)	(.09)
Distributions from net realized gain	(.01)	-
Total distributions	(.08)	(.09)
Net asset value, end of period	$ 10.28	$ 10.40
Total Return B, C, D	(.37)%	4.95%
Ratios to Average Net Assets G
Expenses before expense reductions	.35% A	.35% A
Expenses net of voluntary waivers, if any	.33% A	.33% A
Expenses net of all reductions	.33% A	.33% A
Net investment income (loss)	1.59% A	1.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,793	$ 5,009
Portfolio turnover rate	12% A	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 10.39	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.11
Net realized and unrealized gain (loss)	(.12)	.37
Total from investment operations	(.05)	.48
Distributions from net investment income	(.06)	(.09)
Distributions from net realized gain	(.01)	-
Total distributions	(.07)	(.09)
Net asset value, end of period	$ 10.27	$ 10.39
Total Return B, C, D	(.51)%	4.78%
Ratios to Average Net Assets G
Expenses before expense reductions	.60% A	.60% A
Expenses net of voluntary waivers, if any	.58% A	.58% A
Expenses net of all reductions	.58% A	.58% A
Net investment income (loss)	1.34% A	1.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,564	$ 14,535
Portfolio turnover rate	12% A	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class B

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 10.38	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.07
Net realized and unrealized gain (loss)	(.13)	.37
Total from investment operations	(.09)	.44
Distributions from net investment income	(.03)	(.06)
Distributions from net realized gain	(.01)	-
Total distributions	(.04)	(.06)
Net asset value, end of period	$ 10.25	$ 10.38
Total Return B, C, D	(.88)%	4.45%
Ratios to Average Net Assets G
Expenses before expense reductions	1.10% A	1.10% A
Expenses net of voluntary waivers, if any	1.08% A	1.08% A
Expenses net of all reductions	1.08% A	1.08% A
Net investment income (loss)	.84% A	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,375	$ 3,649
Portfolio turnover rate	12% A	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.07
Net realized and unrealized gain (loss)	(.12)	.37
Total from investment operations	(.08)	.44
Distributions from net investment income	(.03)	(.07)
Distributions from net realized gain	(.01)	-
Total distributions	(.04)	(.07)
Net asset value, end of period	$ 10.25	$ 10.37
Total Return B, C, D	(.77)%	4.39%
Ratios to Average Net Assets G
Expenses before expense reductions	1.10% A	1.10% A
Expenses net of voluntary waivers, if any	1.08% A	1.08% A
Expenses net of all reductions	1.08% A	1.08% A
Net investment income (loss)	.84% A	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,417	$ 9,248
Portfolio turnover rate	12% A	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 E
Net asset value, beginning of period	$ 10.41	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.14
Net realized and unrealized gain (loss)	(.13)	.37
Total from investment operations	(.04)	.51
Distributions from net investment income	(.08)	(.10)
Distributions from net realized gain	(.01)	-
Total distributions	(.09)	(.10)
Net asset value, end of period	$ 10.28	$ 10.41
Total Return B, C	(.34)%	5.16%
Ratios to Average Net Assets F
Expenses before expense reductions	.10% A	.10% A
Expenses net of voluntary waivers, if any	.08% A	.08% A
Expenses net of all reductions	.08% A	.08% A
Net investment income (loss)	1.84% A	2.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 489	$ 359
Portfolio turnover rate	12% A	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 24, 2003 (commencement of operations) to March 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Investment Changes

Fund Holdings as of September 30, 2004
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	7.6%	7.8%
Fidelity Advisor Equity Growth Fund Institutional Class	3.8	3.9
Fidelity Advisor Equity Income Fund Institutional Class	7.9	7.9
Fidelity Advisor Growth & Income Fund Institutional Class	7.7	7.7
Fidelity Advisor Large Cap Fund Institutional Class	7.6	7.8
Fidelity Advisor Mid-Cap Fund Institutional Class	2.4	2.4
Fidelity Advisor Small Cap Fund Institutional Class	2.4	2.5
	39.4	40.0
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	2.5	2.6
Fidelity Advisor Overseas Fund Institutional Class	2.5	2.6
	5.0	5.2
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.1	5.0
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	20.3	20.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	20.2	20.1
	40.5	40.1
Money Market/Short-Term Funds
Fidelity Advisor Short-Fixed Income Fund Institutional Class	4.0	4.0
Fidelity Cash Reserves Fund	6.0	5.7
	10.0	9.7
	100.0%	100.0%
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2004. The current allocation is based on the fund's holdings as of September 30, 2004. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2005.

* Excluding Short-Term funds

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Investments September 30, 2004 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 44.4%
	Shares	Value (Note 1)
Domestic Equity Funds - 39.4%
Fidelity Advisor Dividend Growth Fund Institutional Class	101,872	$ 1,128,743
Fidelity Advisor Equity Growth Fund Institutional Class	12,800	567,156
Fidelity Advisor Equity Income Fund Institutional Class	43,680	1,174,562
Fidelity Advisor Growth & Income Fund Institutional Class	72,410	1,149,877
Fidelity Advisor Large Cap Fund Institutional Class	79,778	1,129,652
Fidelity Advisor Mid-Cap Fund Institutional Class	15,384	353,685
Fidelity Advisor Small Cap Fund Institutional Class	16,619	363,450
TOTAL DOMESTIC EQUITY FUNDS		5,867,125
International Equity Funds - 5.0%
Fidelity Advisor Diversified International Fund Institutional Class	22,714	380,013
Fidelity Advisor Overseas Fund Institutional Class	23,523	366,955
TOTAL INTERNATIONAL EQUITY FUNDS		746,968
TOTAL EQUITY FUNDS (Cost $6,661,333)		6,614,093
Fixed-Income Funds - 45.6%

High Yield Fixed-Income Funds - 5.1%
Fidelity Advisor High Income Advantage Fund Institutional Class	83,251	759,250
Investment Grade Fixed-Income Funds - 40.5%
Fidelity Advisor Government Investment Fund Institutional Class	300,080	3,018,808
Fidelity Advisor Intermediate Bond Fund Institutional Class	266,730	3,016,714
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		6,035,522
TOTAL FIXED-INCOME FUNDS (Cost $6,773,266)		6,794,772
Money Market/Short-Term Funds - 10.0%
	Shares	Value (Note 1)
Short-Term Funds - 4.0%
Fidelity Advisor Short-Fixed Income Fund Institutional Class	62,429	$ 598,067
Money Market Funds - 6.0%
Fidelity Cash Reserves Fund	888,012	888,012
TOTAL MONEY MARKET/SHORT-TERM FUNDS (Cost $1,486,045)		1,486,079
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $14,920,644)		$ 14,894,944

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $14,920,644) - See accompanying schedule		$ 14,894,944
Cash		28
Receivable for investments sold		55,042
Receivable for fund shares sold		108,186
Receivable from investment adviser for expense reductions		160
Total assets		15,058,360

Liabilities
Payable for investments purchased	$ 81,742
Payable for fund shares redeemed	76,769
Accrued management fee	1,183
Distribution fees payable	7,305
Total liabilities		166,999

Net Assets		$ 14,891,361
Net Assets consist of:
Paid in capital		$ 14,877,175
Undistributed net investment income		59,924
Accumulated undistributed net realized gain (loss) on investments		(20,038)
Net unrealized appreciation (depreciation) on investments		(25,700)
Net Assets		$ 14,891,361

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,891,367 ÷ 376,076 shares)		$ 10.35

Maximum offering price per share (100/94.25 of $10.35)		$ 10.98
Class T: Net Asset Value and redemption price per share ($4,626,270 ÷ 447,787 shares)		$ 10.33

Maximum offering price per share (100/96.50 of $10.33)		$ 10.70
Class B: Net Asset Value and offering price per share ($2,132,837 ÷ 207,127 shares) A		$ 10.30

Class C: Net Asset Value and offering price per share ($3,678,357 ÷ 357,041 shares) A		$ 10.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($562,530 ÷ 54,267 shares)		$ 10.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2004 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 97,058

Expenses
Management fee	$ 5,254
Distribution fees	32,447
Non-interested trustees' compensation	24
Total expenses before reductions	37,725
Expense reductions	(973)	36,752
Net investment income (loss)		60,306
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(19,989)
Change in net unrealized appreciation (depreciation) on underlying funds		(86,548)
Net gain (loss)		(106,537)
Net increase (decrease) in net assets resulting from operations		$ (46,231)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2004 (Unaudited)	November 6, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 60,306	$ 18,551
Net realized gain (loss)	(19,989)	3,417
Change in net unrealized appreciation (depreciation)	(86,548)	60,848
Net increase (decrease) in net assets resulting from operations	(46,231)	82,816
Distributions to shareholders from net investment income	(10,588)	(8,568)
Distributions to shareholders from net realized gain	(3,243)	-
Total distributions	(13,831)	(8,568)
Share transactions - net increase (decrease)	8,860,676	6,016,499
Total increase (decrease) in net assets	8,800,614	6,090,747

Net Assets
Beginning of period	6,090,747	-
End of period (including undistributed net investment income of $59,924 and undistributed net investment income of $10,206, respectively)	$ 14,891,361	$ 6,090,747

Financial Highlights - Class A

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 10.49	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.09
Net realized and unrealized gain (loss)	(.20)	.46
Total from investment operations	(.12)	.55
Distributions from net investment income	(.02)	(.06)
Distributions from net realized gain	- H	-
Total distributions	(.02)	(.06)
Net asset value, end of period	$ 10.35	$ 10.49
Total Return B, C, D	(1.13)%	5.52%
Ratios to Average Net Assets G
Expenses before expense reductions	.35% A	.35% A
Expenses net of voluntary waivers, if any	.33% A	.33% A
Expenses net of all reductions	.33% A	.33% A
Net investment income (loss)	1.50% A	2.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,891	$ 1,386
Portfolio turnover rate	19% A	9% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 10.48	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.08
Net realized and unrealized gain (loss)	(.19)	.46
Total from investment operations	(.13)	.54
Distributions from net investment income	(.01)	(.06)
Distributions from net realized gain	- H	-
Total distributions	(.02)I	(.06)
Net asset value, end of period	$ 10.33	$ 10.48
Total Return B, C, D	(1.26)%	5.36%
Ratios to Average Net Assets G
Expenses before expense reductions	.60% A	.60% A
Expenses net of voluntary waivers, if any	.58% A	.58% A
Expenses net of all reductions	.58% A	.58% A
Net investment income (loss)	1.25% A	1.97% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,626	$ 2,031
Portfolio turnover rate	19% A	9% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.018 per share is comprised of distributions from net investment income of $.014 per share and distributions from net realized gain of $.004 per share.

Financial Highlights - Class B

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 10.47	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.06
Net realized and unrealized gain (loss)	(.20)	.46
Total from investment operations	(.16)	.52
Distributions from net investment income	(.01)	(.05)
Distributions from net realized gain	- H	-
Total distributions	(.01)	(.05)
Net asset value, end of period	$ 10.30	$ 10.47
Total Return B, C, D	(1.50)%	5.21%
Ratios to Average Net Assets G
Expenses before expense reductions	1.10% A	1.10% A
Expenses net of voluntary waivers, if any	1.08% A	1.08% A
Expenses net of all reductions	1.08% A	1.08% A
Net investment income (loss)	.75% A	1.47% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,133	$ 1,203
Portfolio turnover rate	19% A	9% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 10.47	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.06
Net realized and unrealized gain (loss)	(.20)	.46
Total from investment operations	(.16)	.52
Distributions from net investment income	(.01)	(.05)
Distributions from net realized gain	- H	-
Total distributions	(.01)	(.05)
Net asset value, end of period	$ 10.30	$ 10.47
Total Return B, C, D	(1.50)%	5.21%
Ratios to Average Net Assets G
Expenses before expense reductions	1.10% A	1.10% A
Expenses net of voluntary waivers, if any	1.08% A	1.08% A
Expenses net of all reductions	1.08% A	1.08% A
Net investment income (loss)	.75% A	1.47% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,678	$ 1,073
Portfolio turnover rate	19% A	9% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 E
Net asset value, beginning of period	$ 10.49	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.10
Net realized and unrealized gain (loss)	(.19)	.45
Total from investment operations	(.10)	.55
Distributions from net investment income	(.02)	(.06)
Distributions from net realized gain	- G	-
Total distributions	(.02)	(.06)
Net asset value, end of period	$ 10.37	$ 10.49
Total Return B, C	(.92) %	5.52%
Ratios to Average Net Assets F
Expenses before expense reductions	.10% A	.10% A
Expenses net of voluntary waivers, if any	.08% A	.08% A
Expenses net of all reductions	.08% A	.08% A
Net investment income (loss)	1.75% A	2.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 563	$ 397
Portfolio turnover rate	19% A	9% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 6, 2003 (commencement of operations) to March 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Investment Changes

Fund Holdings as of September 30, 2004
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	7.6%	7.9%
Fidelity Advisor Equity Growth Fund Institutional Class	3.8	4.0
Fidelity Advisor Equity Income Fund Institutional Class	8.0	8.1
Fidelity Advisor Growth & Income Fund Institutional Class	7.8	7.7
Fidelity Advisor Large Cap Fund Institutional Class	7.6	7.8
Fidelity Advisor Mid-Cap Fund Institutional Class	2.4	2.4
Fidelity Advisor Small Cap Fund Institutional Class	2.5	2.5
	39.7	40.4
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	2.6	2.7
Fidelity Advisor Overseas Fund Institutional Class	2.5	2.6
	5.1	5.3
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.2	5.1
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	20.2	19.8
Fidelity Advisor Intermediate Bond Fund Institutional Class	20.1	19.9
	40.3	39.7
Money Market/Short-Term Funds
Fidelity Advisor Short-Fixed Income Fund Institutional Class	3.9	3.8
Fidelity Cash Reserves Fund	5.8	5.7
	9.7	9.5
	100.0%	100.0%
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2004. The current allocation is based on the fund's holdings as of September 30, 2004. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2005.

* Excluding Short-Term funds

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Investments September 30, 2004 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 44.8%
	Shares	Value (Note 1)
Domestic Equity Funds - 39.7%
Fidelity Advisor Dividend Growth Fund Institutional Class	1,023,909	$ 11,344,909
Fidelity Advisor Equity Growth Fund Institutional Class	128,237	5,682,199
Fidelity Advisor Equity Income Fund Institutional Class	443,844	11,934,967
Fidelity Advisor Growth & Income Fund Institutional Class	724,578	11,506,306
Fidelity Advisor Large Cap Fund Institutional Class	799,827	11,325,556
Fidelity Advisor Mid-Cap Fund Institutional Class	155,186	3,567,726
Fidelity Advisor Small Cap Fund Institutional Class	169,998	3,717,867
TOTAL DOMESTIC EQUITY FUNDS		59,079,530
International Equity Funds - 5.1%
Fidelity Advisor Diversified International Fund Institutional Class	233,290	3,902,939
Fidelity Advisor Overseas Fund Institutional Class	239,878	3,742,098
TOTAL INTERNATIONAL EQUITY FUNDS		7,645,037
TOTAL EQUITY FUNDS (Cost $66,522,817)		66,724,567
Fixed-Income Funds - 45.5%

High Yield Fixed-Income Funds - 5.2%
Fidelity Advisor High Income Advantage Fund Institutional Class	847,822	7,732,140
Investment Grade Fixed-Income Funds - 40.3%
Fidelity Advisor Government Investment Fund Institutional Class	2,981,181	29,990,683
Fidelity Advisor Intermediate Bond Fund Institutional Class	2,650,174	29,973,471
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		59,964,154
TOTAL FIXED-INCOME FUNDS (Cost $67,580,828)		67,696,294
Money Market/Short-Term Funds - 9.7%
	Shares	Value (Note 1)
Short-Term Funds - 3.9%
Fidelity Advisor Short-Fixed Income Fund Institutional Class	601,828	$ 5,765,512
Money Market Funds - 5.8%
Fidelity Cash Reserves Fund	8,595,756	8,595,756
TOTAL MONEY MARKET/SHORT-TERM FUNDS (Cost $14,362,149)		14,361,268
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $148,465,794)		$ 148,782,129

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $148,465,794) - See accompanying schedule		$ 148,782,129
Cash		1
Receivable for investments sold		2,664
Receivable for fund shares sold		728,905
Receivable from investment adviser for expense reductions		2,567
Total assets		149,516,266

Liabilities
Payable for investments purchased	$ 644,813
Payable for fund shares redeemed	78,341
Accrued management fee	12,018
Distribution fees payable	64,184
Total liabilities		799,356

Net Assets		$ 148,716,910
Net Assets consist of:
Paid in capital		$ 147,740,255
Undistributed net investment income		735,769
Accumulated undistributed net realized gain (loss) on investments		(75,449)
Net unrealized appreciation (depreciation) on investments		316,335
Net Assets		$ 148,716,910

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($50,171,740 ÷ 4,662,606 shares)		$ 10.76

Maximum offering price per share (100/94.25 of $10.76)		$ 11.42
Class T: Net Asset Value and redemption price per share ($51,675,953 ÷ 4,815,236 shares)		$ 10.73

Maximum offering price per share (100/96.50 of $10.73)		$ 11.12
Class B: Net Asset Value and offering price per share ($21,394,876 ÷ 2,001,553 shares) A		$ 10.69

Class C: Net Asset Value and offering price per share ($19,576,990 ÷ 1,831,711 shares) A		$ 10.69

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,897,351 ÷ 546,677 shares)		$ 10.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2004 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,121,236

Expenses
Management fee	$ 60,687
Distribution fees	329,834
Non-interested trustees' compensation	299
Total expenses before reductions	390,820
Expense reductions	(12,342)	378,478
Net investment income (loss)		742,758
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(70,170)
Change in net unrealized appreciation (depreciation) on underlying funds		(1,618,539)
Net gain (loss)		(1,688,709)
Net increase (decrease) in net assets resulting from operations		$ (945,951)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2004 (Unaudited)	July 24, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 742,758	$ 430,765
Net realized gain (loss)	(70,170)	19,958
Change in net unrealized appreciation (depreciation)	(1,618,539)	1,934,874
Net increase (decrease) in net assets resulting from operations	(945,951)	2,385,597
Distributions to shareholders from net investment income	(246,478)	(196,312)
Distributions to shareholders from net realized gain	(20,201)	-
Total distributions	(266,679)	(196,312)
Share transactions - net increase (decrease)	59,208,885	88,531,370
Total increase (decrease) in net assets	57,996,255	90,720,655

Net Assets
Beginning of period	90,720,655	-
End of period (including undistributed net investment income of $735,769 and undistributed net investment income of $239,489, respectively)	$ 148,716,910	$ 90,720,655

Financial Highlights - Class A

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 10.92	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.16
Net realized and unrealized gain (loss)	(.21)	.83
Total from investment operations	(.13)	.99
Distributions from net investment income	(.03)	(.07)
Distributions from net realized gain	- H	-
Total distributions	(.03)	(.07)
Net asset value, end of period	$ 10.76	$ 10.92
Total Return B, C, D	(1.18)%	9.92%
Ratios to Average Net Assets G
Expenses before expense reductions	.35% A	.35% A
Expenses net of voluntary waivers, if any	.33% A	.33% A
Expenses net of all reductions	.33% A	.33% A
Net investment income (loss)	1.51% A	2.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,172	$ 32,615
Portfolio turnover rate	6% A	103% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 10.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.14
Net realized and unrealized gain (loss)	(.21)	.83
Total from investment operations	(.14)	.97
Distributions from net investment income	(.03)	(.07)
Distributions from net realized gain	- H	-
Total distributions	(.03)	(.07)
Net asset value, end of period	$ 10.73	$ 10.90
Total Return B, C, D	(1.30)%	9.72%
Ratios to Average Net Assets G
Expenses before expense reductions	.60% A	.60% A
Expenses net of voluntary waivers, if any	.58% A	.58% A
Expenses net of all reductions	.58% A	.58% A
Net investment income (loss)	1.26% A	1.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,676	$ 29,964
Portfolio turnover rate	6% A	103% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 10.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.10
Net realized and unrealized gain (loss)	(.20)	.83
Total from investment operations	(.16)	.93
Distributions from net investment income	(.02)	(.06)
Distributions from net realized gain	- H	-
Total distributions	(.02)	(.06)
Net asset value, end of period	$ 10.69	$ 10.87
Total Return B, C, D	(1.49)%	9.32%
Ratios to Average Net Assets G
Expenses before expense reductions	1.10% A	1.10% A
Expenses net of voluntary waivers, if any	1.08% A	1.08% A
Expenses net of all reductions	1.08% A	1.08% A
Net investment income (loss)	.76% A	1.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,395	$ 14,897
Portfolio turnover rate	6% A	103% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 10.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.10
Net realized and unrealized gain (loss)	(.20)	.83
Total from investment operations	(.16)	.93
Distributions from net investment income	(.02)	(.06)
Distributions from net realized gain	- H	-
Total distributions	(.02)	(.06)
Net asset value, end of period	$ 10.69	$ 10.87
Total Return B, C, D	(1.49)%	9.32%
Ratios to Average Net Assets G
Expenses before expense reductions	1.10% A	1.10% A
Expenses net of voluntary waivers, if any	1.08% A	1.08% A
Expenses net of all reductions	1.08% A	1.08% A
Net investment income (loss)	.76% A	1.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,577	$ 11,552
Portfolio turnover rate	6% A	103% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 E
Net asset value, beginning of period	$ 10.93	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.17
Net realized and unrealized gain (loss)	(.19)	.83
Total from investment operations	(.10)	1.00
Distributions from net investment income	(.03)	(.07)
Distributions from net realized gain	- G	-
Total distributions	(.04)H	(.07)
Net asset value, end of period	$ 10.79	$ 10.93
Total Return B, C	(.94)%	10.02%
Ratios to Average Net Assets F
Expenses before expense reductions	.10% A	.10% A
Expenses net of voluntary waivers, if any	.08% A	.08% A
Expenses net of all reductions	.08% A	.08% A
Net investment income (loss)	1.76% A	2.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,897	$ 1,691
Portfolio turnover rate	6% A	103% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 24, 2003 (commencement of operations) to March 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Total distributions of $.036 per share is comprised of distributions from net investment income of $.034 per share and distributions from net realized gain of $.002 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Investment Changes

Fund Holdings as of September 30, 2004
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	10.0%	10.2%
Fidelity Advisor Equity Growth Fund Institutional Class	5.0	5.2
Fidelity Advisor Equity Income Fund Institutional Class	10.3	10.4
Fidelity Advisor Growth & Income Fund Institutional Class	10.2	10.1
Fidelity Advisor Large Cap Fund Institutional Class	10.0	10.2
Fidelity Advisor Mid-Cap Fund Institutional Class	3.1	3.1
Fidelity Advisor Small Cap Fund Institutional Class	3.2	3.2
	51.8	52.4
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	4.2	4.3
Fidelity Advisor Overseas Fund Institutional Class	4.1	4.2
	8.3	8.5
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	6.7	6.5
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	14.7	14.4
Fidelity Advisor Intermediate Bond Fund Institutional Class	14.7	14.5
	29.4	28.9
Money Market/Short-Term Funds
Fidelity Advisor Short-Fixed Income Fund Institutional Class	1.5	1.5
Fidelity Cash Reserves Fund	2.3	2.2
	3.8	3.7
	100.0%	100.0%
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2004. The current allocation is based on the fund's holdings as of September 30, 2004. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2005.

* Excluding Short-Term funds

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Investments September 30, 2004 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 60.1%
	Shares	Value (Note 1)
Domestic Equity Funds - 51.8%
Fidelity Advisor Dividend Growth Fund Institutional Class	627,666	$ 6,954,537
Fidelity Advisor Equity Growth Fund Institutional Class	79,076	3,503,843
Fidelity Advisor Equity Income Fund Institutional Class	267,995	7,206,388
Fidelity Advisor Growth & Income Fund Institutional Class	447,310	7,103,280
Fidelity Advisor Large Cap Fund Institutional Class	491,649	6,961,754
Fidelity Advisor Mid-Cap Fund Institutional Class	94,208	2,165,843
Fidelity Advisor Small Cap Fund Institutional Class	101,923	2,229,062
TOTAL DOMESTIC EQUITY FUNDS		36,124,707
International Equity Funds - 8.3%
Fidelity Advisor Diversified International Fund Institutional Class	174,877	2,925,689
Fidelity Advisor Overseas Fund Institutional Class	181,710	2,834,678
TOTAL INTERNATIONAL EQUITY FUNDS		5,760,367
TOTAL EQUITY FUNDS (Cost $42,318,565)		41,885,074
Fixed-Income Funds - 36.1%

High Yield Fixed-Income Funds - 6.7%
Fidelity Advisor High Income Advantage Fund Institutional Class	512,102	4,670,373
Investment Grade Fixed-Income Funds - 29.4%
Fidelity Advisor Government Investment Fund Institutional Class	1,018,456	10,245,663
Fidelity Advisor Intermediate Bond Fund Institutional Class	905,297	10,238,912
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		20,484,575
TOTAL FIXED-INCOME FUNDS (Cost $25,060,904)		25,154,948
Money Market/Short-Term Funds - 3.8%
	Shares	Value (Note 1)
Short-Term Funds - 1.5%
Fidelity Advisor Short-Fixed Income Fund Institutional Class	109,937	$ 1,053,194
Money Market Funds - 2.3%
Fidelity Cash Reserves Fund	1,564,844	1,564,844
TOTAL MONEY MARKET/SHORT-TERM FUNDS (Cost $2,617,471)		2,618,038
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $69,996,940)		$ 69,658,060

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $69,996,940) - See accompanying schedule		$ 69,658,060
Cash		39
Receivable for investments sold		202,510
Receivable for fund shares sold		610,565
Receivable from investment adviser for expense reductions		658
Total assets		70,471,832
Liabilities
Payable for investments purchased	$ 483,016
Payable for fund shares redeemed	329,799
Accrued management fee	5,543
Distribution fees payable	29,537
Total liabilities		847,895
Net Assets		$ 69,623,937
Net Assets consist of:
Paid in capital		$ 69,781,727
Undistributed net investment income		208,721
Accumulated undistributed net realized gain (loss) on investments		(27,631)
Net unrealized appreciation (depreciation) on investments		(338,880)
Net Assets		$ 69,623,937

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($18,098,310 ÷ 1,741,563 shares)		$ 10.39

Maximum offering price per share (100/94.25 of $10.39)		$ 11.02
Class T: Net Asset Value and redemption price per share ($23,851,847 ÷ 2,297,891 shares)		$ 10.38

Maximum offering price per share (100/96.50 of $10.38)		$ 10.76
Class B: Net Asset Value and offering price per share ($10,943,731 ÷ 1,057,549 shares) A		$ 10.35

Class C: Net Asset Value and offering price per share ($9,993,015 ÷ 965,557 shares) A		$ 10.35

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,737,034 ÷ 646,429 shares)		$ 10.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2004 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 353,759
Interest		10
Total income		353,769
Expenses
Management fee	$ 23,502
Distribution fees	123,547
Non-interested trustees' compensation	105
Total expenses before reductions	147,154
Expense reductions	(4,161)	142,993
Net investment income (loss)		210,776
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(26,440)
Change in net unrealized appreciation (depreciation) on underlying funds		(508,255)
Net gain (loss)		(534,695)
Net increase (decrease) in net assets resulting from operations		$ (323,919)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2004 (Unaudited)	November 6, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 210,776	$ 39,142
Net realized gain (loss)	(26,440)	5,637
Change in net unrealized appreciation (depreciation)	(508,255)	169,375
Net increase (decrease) in net assets resulting from operations	(323,919)	214,154
Distributions to shareholders from net investment income	(22,965)	(18,521)
Distributions to shareholders from net realized gain	(6,538)	-
Total distributions	(29,503)	(18,521)
Share transactions - net increase (decrease)	52,032,328	17,749,398
Total increase (decrease) in net assets	51,678,906	17,945,031

Net Assets
Beginning of period	17,945,031	-
End of period (including undistributed net investment income of $208,721 and undistributed net investment income of $20,910, respectively)	$ 69,623,937	$ 17,945,031

Financial Highlights - Class A

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.07
Net realized and unrealized gain (loss)	(.23)	.56
Total from investment operations	(.17)	.63
Distributions from net investment income	(.01)	(.06)
Distributions from net realized gain	- H	-
Total distributions	(.01)	(.06)
Net asset value, end of period	$ 10.39	$ 10.57
Total Return B, C, D	(1.59)%	6.32%
Ratios to Average Net Assets G
Expenses before expense reductions	.35% A	.35% A
Expenses net of voluntary waivers, if any	.33% A	.33% A
Expenses net of all reductions	.33% A	.33% A
Net investment income (loss)	1.16% A	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,098	$ 4,773
Portfolio turnover rate	6% A	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.06
Net realized and unrealized gain (loss)	(.23)	.57
Total from investment operations	(.18)	.63
Distributions from net investment income	(.01)	(.06)
Distributions from net realized gain	- H	-
Total distributions	(.01)	(.06)
Net asset value, end of period	$ 10.38	$ 10.57
Total Return B, C, D	(1.70)%	6.27%
Ratios to Average Net Assets G
Expenses before expense reductions	.60% A	.60% A
Expenses net of voluntary waivers, if any	.58% A	.58% A
Expenses net of all reductions	.58% A	.58% A
Net investment income (loss)	.91% A	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,852	$ 5,038
Portfolio turnover rate	6% A	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.04
Net realized and unrealized gain (loss)	(.23)	.58
Total from investment operations	(.21)	.62
Distributions from net investment income	- H	(.06)
Distributions from net realized gain	- H	-
Total distributions	- H	(.06)
Net asset value, end of period	$ 10.35	$ 10.56
Total Return B, C, D	(1.95)%	6.17%
Ratios to Average Net Assets G
Expenses before expense reductions	1.10% A	1.10% A
Expenses net of voluntary waivers, if any	1.08% A	1.08% A
Expenses net of all reductions	1.08% A	1.08% A
Net investment income (loss)	.41% A	1.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,944	$ 4,259
Portfolio turnover rate	6% A	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.04
Net realized and unrealized gain (loss)	(.23)	.57
Total from investment operations	(.21)	.61
Distributions from net investment income	-	(.05)
Distributions from net realized gain	- H	-
Total distributions	- H	(.05)
Net asset value, end of period	$ 10.35	$ 10.56
Total Return B, C, D	(1.97)%	6.12%
Ratios to Average Net Assets G
Expenses before expense reductions	1.10% A	1.10% A
Expenses net of voluntary waivers, if any	1.08% A	1.08% A
Expenses net of all reductions	1.08% A	1.08% A
Net investment income (loss)	.41% A	1.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,993	$ 3,593
Portfolio turnover rate	6% A	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 E
Net asset value, beginning of period	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.09
Net realized and unrealized gain (loss)	(.23)	.56
Total from investment operations	(.16)	.65
Distributions from net investment income	(.01)	(.06)
Distributions from net realized gain	- G	-
Total distributions	(.01)	(.06)
Net asset value, end of period	$ 10.42	$ 10.59
Total Return B, C	(1.47)%	6.52%
Ratios to Average Net Assets F
Expenses before expense reductions	.10% A	.10% A
Expenses net of voluntary waivers, if any	.08% A	.08% A
Expenses net of all reductions	.08% A	.08% A
Net investment income (loss)	1.41% A	2.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,737	$ 282
Portfolio turnover rate	6% A	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 6, 2003 (commencement of operations) to March 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Investment Changes

Fund Holdings as of September 30, 2004
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	11.4%	11.7%
Fidelity Advisor Equity Growth Fund Institutional Class	5.7	5.9
Fidelity Advisor Equity Income Fund Institutional Class	12.0	12.0
Fidelity Advisor Growth & Income Fund Institutional Class	11.6	11.5
Fidelity Advisor Large Cap Fund Institutional Class	11.4	11.6
Fidelity Advisor Mid-Cap Fund Institutional Class	3.6	3.5
Fidelity Advisor Small Cap Fund Institutional Class	3.7	3.7
	59.4	59.9
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	5.2	5.2
Fidelity Advisor Overseas Fund Institutional Class	5.0	5.2
	10.2	10.4
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.7	7.5
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	11.4	11.1
Fidelity Advisor Intermediate Bond Fund Institutional Class	11.3	11.1
	22.7	22.2
	100.0%	100.0%
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2004. The current allocation is based on the fund's holdings as of September 30, 2004. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2005.

* Excluding Short-Term funds

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Investments September 30, 2004 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 69.6%
	Shares	Value (Note 1)
Domestic Equity Funds - 59.4%
Fidelity Advisor Dividend Growth Fund Institutional Class	2,830,429	$ 31,361,153
Fidelity Advisor Equity Growth Fund Institutional Class	354,516	15,708,612
Fidelity Advisor Equity Income Fund Institutional Class	1,225,712	32,959,389
Fidelity Advisor Growth & Income Fund Institutional Class	2,004,664	31,834,065
Fidelity Advisor Large Cap Fund Institutional Class	2,210,930	31,306,769
Fidelity Advisor Mid-Cap Fund Institutional Class	427,152	9,820,220
Fidelity Advisor Small Cap Fund Institutional Class	467,678	10,228,128
TOTAL DOMESTIC EQUITY FUNDS		163,218,336
International Equity Funds - 10.2%
Fidelity Advisor Diversified International Fund Institutional Class	850,959	14,236,546
Fidelity Advisor Overseas Fund Institutional Class	875,819	13,662,771
TOTAL INTERNATIONAL EQUITY FUNDS		27,899,317
TOTAL EQUITY FUNDS (Cost $190,594,853)		191,117,653
Fixed-Income Funds - 30.4%

High Yield Fixed-Income Funds - 7.7%
Fidelity Advisor High Income Advantage Fund Institutional Class	2,317,177	21,132,654
Investment Grade Fixed-Income Funds - 22.7%
Fidelity Advisor Government Investment Fund Institutional Class	3,097,203	31,157,862
Fidelity Advisor Intermediate Bond Fund Institutional Class	2,751,893	31,123,910
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		62,281,772
TOTAL FIXED-INCOME FUNDS (Cost $83,250,485)		83,414,426
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $273,845,338)		$ 274,532,079

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $273,845,338) - See accompanying schedule		$ 274,532,079
Cash		4,012
Receivable for investments sold		48
Receivable for fund shares sold		1,367,118
Receivable from investment adviser for expense reductions		4,763
Total assets		275,908,020

Liabilities
Payable for investments purchased	$ 1,239,661
Payable for fund shares redeemed	130,953
Accrued management fee	22,201
Distribution fees payable	112,678
Total liabilities		1,505,493

Net Assets		$ 274,402,527
Net Assets consist of:
Paid in capital		$ 272,991,538
Undistributed net investment income		770,252
Accumulated undistributed net realized gain (loss) on investments		(46,004)
Net unrealized appreciation (depreciation) on investments		686,741
Net Assets		$ 274,402,527

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($95,574,063 ÷ 8,645,136 shares)		$ 11.06

Maximum offering price per share (100/94.25 of $11.06)		$ 11.73
Class T: Net Asset Value and redemption price per share ($108,103,361 ÷ 9,790,262 shares)		$ 11.04

Maximum offering price per share (100/96.50 of $11.04)		$ 11.44
Class B: Net Asset Value and offering price per share ($36,088,831 ÷ 3,279,731 shares) A		$ 11.00

Class C: Net Asset Value and offering price per share ($25,315,157 ÷ 2,301,386 shares) A		$ 11.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,321,115 ÷ 840,655 shares)		$ 11.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2004 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,432,282

Expenses
Management fee	$ 109,707
Distribution fees	564,285
Non-interested trustees' compensation	541
Total expenses before reductions	674,533
Expense reductions	(22,140)	652,393
Net investment income (loss)		779,889
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(40,129)
Change in net unrealized appreciation (depreciation) on underlying funds		(3,758,559)
Net gain (loss)		(3,798,688)
Net increase (decrease) in net assets resulting from operations		$ (3,018,799)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2004 (Unaudited)	July 24, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 779,889	$ 621,362
Net realized gain (loss)	(40,129)	66,377
Change in net unrealized appreciation (depreciation)	(3,758,559)	4,445,300
Net increase (decrease) in net assets resulting from operations	(3,018,799)	5,133,039
Distributions to shareholders from net investment income	(288,234)	(346,934)
Distributions to shareholders from net realized gain	(68,083)	-
Total distributions	(356,317)	(346,934)
Share transactions - net increase (decrease)	111,710,062	161,281,476
Total increase (decrease) in net assets	108,334,946	166,067,581

Net Assets
Beginning of period	166,067,581	-
End of period (including undistributed net investment income of $770,252 and undistributed net investment income of $278,597, respectively)	$ 274,402,527	$ 166,067,581

Financial Highlights - Class A

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.13
Net realized and unrealized gain (loss)	(.25)	1.25
Total from investment operations	(.20)	1.38
Distributions from net investment income	(.02)	(.09)
Distributions from net realized gain	- H	-
Total distributions	(.03)I	(.09)
Net asset value, end of period	$ 11.06	$ 11.29
Total Return B, C, D	(1.81)%	13.78%
Ratios to Average Net Assets G
Expenses before expense reductions	.35% A	.35% A
Expenses net of voluntary waivers, if any	.33% A	.33% A
Expenses net of all reductions	.33% A	.33% A
Net investment income (loss)	.97% A	1.74% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95,574	$ 72,334
Portfolio turnover rate	1% A	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.025 per share is comprised of distributions from net investment income of $.021 per share and distributions from net realized gain of $.004 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.11
Net realized and unrealized gain (loss)	(.27)	1.26
Total from investment operations	(.23)	1.37
Distributions from net investment income	(.02)	(.08)
Distributions from net realized gain	- H	-
Total distributions	(.02)	(.08)
Net asset value, end of period	$ 11.04	$ 11.29
Total Return B, C, D	(2.02)%	13.73%
Ratios to Average Net Assets G
Expenses before expense reductions	.60% A	.60% A
Expenses net of voluntary waivers, if any	.58% A	.58% A
Expenses net of all reductions	.58% A	.58% A
Net investment income (loss)	.72% A	1.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 108,103	$ 52,310
Portfolio turnover rate	1% A	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 11.27	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.07
Net realized and unrealized gain (loss)	(.27)	1.27
Total from investment operations	(.26)	1.34
Distributions from net investment income	(.01)	(.07)
Distributions from net realized gain	- H	-
Total distributions	(.01)	(.07)
Net asset value, end of period	$ 11.00	$ 11.27
Total Return B, C, D	(2.29)%	13.37%
Ratios to Average Net Assets G
Expenses before expense reductions	1.10% A	1.10% A
Expenses net of voluntary waivers, if any	1.08% A	1.08% A
Expenses net of all reductions	1.08% A	1.08% A
Net investment income (loss)	.22% A	.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,089	$ 23,274
Portfolio turnover rate	1% A	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 11.26	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.07
Net realized and unrealized gain (loss)	(.26)	1.26
Total from investment operations	(.25)	1.33
Distributions from net investment income	(.01)	(.07)
Distributions from net realized gain	- H	-
Total distributions	(.01)	(.07)
Net asset value, end of period	$ 11.00	$ 11.26
Total Return B, C, D	(2.20)%	13.32%
Ratios to Average Net Assets G
Expenses before expense reductions	1.10% A	1.10% A
Expenses net of voluntary waivers, if any	1.08% A	1.08% A
Expenses net of all reductions	1.08% A	1.08% A
Net investment income (loss)	.22% A	.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,315	$ 15,871
Portfolio turnover rate	1% A	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 E
Net asset value, beginning of period	$ 11.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.15
Net realized and unrealized gain (loss)	(.26)	1.25
Total from investment operations	(.19)	1.40
Distributions from net investment income	(.03)	(.09)
Distributions from net realized gain	- G	-
Total distributions	(.03)	(.09)
Net asset value, end of period	$ 11.09	$ 11.31
Total Return B, C	(1.68)%	14.03%
Ratios to Average Net Assets F
Expenses before expense reductions	.10% A	.10% A
Expenses net of voluntary waivers, if any	.08% A	.08% A
Expenses net of all reductions	.08% A	.08% A
Net investment income (loss)	1.22% A	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,321	$ 2,278
Portfolio turnover rate	1% A	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 24, 2003 (commencement of operations) to March 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Investment Changes

Fund Holdings as of September 30, 2004
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	12.6%	12.9%
Fidelity Advisor Equity Growth Fund Institutional Class	6.4	6.5
Fidelity Advisor Equity Income Fund Institutional Class	13.1	13.1
Fidelity Advisor Growth & Income Fund Institutional Class	12.9	12.8
Fidelity Advisor Large Cap Fund Institutional Class	12.7	12.8
Fidelity Advisor Mid-Cap Fund Institutional Class	3.9	3.9
Fidelity Advisor Small Cap Fund Institutional Class	4.1	4.0
	65.7	66.0
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	5.9	6.0
Fidelity Advisor Overseas Fund Institutional Class	5.7	5.9
	11.6	11.9
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.7	7.5
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	7.5	7.3
Fidelity Advisor Intermediate Bond Fund Institutional Class	7.5	7.3
	15.0	14.6
	100.0%	100.0%
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2004. The current allocation is based on the fund's holdings as of September 30, 2004. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2005.

* Excluding Short-Term funds

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Investments September 30, 2004 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 77.3%
	Shares	Value (Note 1)
Domestic Equity Funds - 65.7%
Fidelity Advisor Dividend Growth Fund Institutional Class	431,015	$ 4,775,644
Fidelity Advisor Equity Growth Fund Institutional Class	54,451	2,412,729
Fidelity Advisor Equity Income Fund Institutional Class	183,788	4,942,055
Fidelity Advisor Growth & Income Fund Institutional Class	306,895	4,873,500
Fidelity Advisor Large Cap Fund Institutional Class	337,676	4,781,487
Fidelity Advisor Mid-Cap Fund Institutional Class	64,597	1,485,096
Fidelity Advisor Small Cap Fund Institutional Class	69,964	1,530,110
TOTAL DOMESTIC EQUITY FUNDS		24,800,621
International Equity Funds - 11.6%
Fidelity Advisor Diversified International Fund Institutional Class	133,463	2,232,830
Fidelity Advisor Overseas Fund Institutional Class	138,985	2,168,162
TOTAL INTERNATIONAL EQUITY FUNDS		4,400,992
TOTAL EQUITY FUNDS (Cost $29,414,294)		29,201,613
Fixed-Income Funds - 22.7%

High Yield Fixed-Income Funds - 7.7%
Fidelity Advisor High Income Advantage Fund Institutional Class	317,521	2,895,788
Investment Grade Fixed-Income Funds - 15.0%
Fidelity Advisor Government Investment Fund Institutional Class	281,630	2,833,196
Fidelity Advisor Intermediate Bond Fund Institutional Class	250,351	2,831,475
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		5,664,671
TOTAL FIXED-INCOME FUNDS (Cost $8,529,319)		8,560,459
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $37,943,613)		$ 37,762,072

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $37,943,613) - See accompanying schedule		$ 37,762,072
Cash		46
Receivable for fund shares sold		479,385
Receivable from investment adviser for expense reductions		303
Total assets		38,241,806
Liabilities
Payable for investments purchased	$ 472,233
Payable for fund shares redeemed	7,023
Accrued management fee	2,926
Distribution fees payable	17,880
Total liabilities		500,062
Net Assets		$ 37,741,744
Net Assets consist of:
Paid in capital		$ 37,907,900
Undistributed net investment income		38,693
Accumulated undistributed net realized gain (loss) on investments		(23,308)
Net unrealized appreciation (depreciation) on investments		(181,541)
Net Assets		$ 37,741,744

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($10,955,389 ÷ 1,050,527 shares)		$ 10.43

Maximum offering price per share (100/94.25 of $10.43)		$ 11.07
Class T: Net Asset Value and redemption price per share ($11,879,944 ÷ 1,137,483 shares)		$ 10.44

Maximum offering price per share (100/96.50 of $10.44)		$ 10.82
Class B: Net Asset Value and offering price per share ($8,096,172 ÷ 780,204 shares) A		$ 10.38

Class C: Net Asset Value and offering price per share ($6,183,146 ÷ 595,700 shares) A		$ 10.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($627,093 ÷ 59,970 shares)		$ 10.46

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2004 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 125,267
Interest		19
Total income		125,286

Expenses
Management fee	$ 11,938
Distribution fees	75,838
Non-interested trustees' compensation	53
Total expenses before reductions	87,829
Expense reductions	(2,050)	85,779
Net investment income (loss)		39,507
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(22,071)
Change in net unrealized appreciation (depreciation) on underlying funds		(322,993)
Net gain (loss)		(345,064)
Net increase (decrease) in net assets resulting from operations		$ (305,557)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2004 (Unaudited)	November 6, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39,507	$ 17,856
Net realized gain (loss)	(22,071)	488
Change in net unrealized appreciation (depreciation)	(322,993)	141,452
Net increase (decrease) in net assets resulting from operations	(305,557)	159,796
Distributions to shareholders from net investment income	(6,932)	(11,834)
Distributions to shareholders from net realized gain	(1,630)	-
Total distributions	(8,562)	(11,834)
Share transactions - net increase (decrease)	28,085,723	9,822,178
Total increase (decrease) in net assets	27,771,604	9,970,140

Net Assets
Beginning of period	9,970,140	-
End of period (including undistributed net investment income of $38,693 and undistributed net investment income of $6,118, respectively)	$ 37,741,744	$ 9,970,140

Financial Highlights - Class A

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 10.67	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.06
Net realized and unrealized gain (loss)	(.27)	.67
Total from investment operations	(.23)	.73
Distributions from net investment income	(.01)	(.06)
Distributions from net realized gain	- H	-
Total distributions	(.01)	(.06)
Net asset value, end of period	$ 10.43	$ 10.67
Total Return B, C, D	(2.16)%	7.32%
Ratios to Average Net Assets G
Expenses before expense reductions	.35% A	.35% A
Expenses net of voluntary waivers, if any	.33% A	.33% A
Expenses net of all reductions	.33% A	.33% A
Net investment income (loss)	.71% A	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,955	$ 2,284
Portfolio turnover rate	9% A	6% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.05
Net realized and unrealized gain (loss)	(.26)	.70
Total from investment operations	(.24)	.75
Distributions from net investment income	(.01)	(.06)
Distributions from net realized gain	- H	-
Total distributions	(.01)	(.06)
Net asset value, end of period	$ 10.44	$ 10.69
Total Return B, C, D	(2.26)%	7.52%
Ratios to Average Net Assets G
Expenses before expense reductions	.60% A	.60% A
Expenses net of voluntary waivers, if any	.58% A	.58% A
Expenses net of all reductions	.58% A	.58% A
Net investment income (loss)	.46% A	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,880	$ 2,556
Portfolio turnover rate	9% A	6% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- H	.03
Net realized and unrealized gain (loss)	(.26)	.67
Total from investment operations	(.26)	.70
Distributions from net investment income	- H	(.06)
Distributions from net realized gain	- H	-
Total distributions	- H	(.06)
Net asset value, end of period	$ 10.38	$ 10.64
Total Return B, C, D	(2.42)%	6.97%
Ratios to Average Net Assets G
Expenses before expense reductions	1.10% A	1.10% A
Expenses net of voluntary waivers, if any	1.08% A	1.08% A
Expenses net of all reductions	1.08% A	1.08% A
Net investment income (loss)	(.04)% A	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,096	$ 2,771
Portfolio turnover rate	9% A	6% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 10.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- H	.03
Net realized and unrealized gain (loss)	(.27)	.67
Total from investment operations	(.27)	.70
Distributions from net investment income	-	(.05)
Distributions from net realized gain	- H	-
Total distributions	- H	(.05)
Net asset value, end of period	$ 10.38	$ 10.65
Total Return B, C, D	(2.53)%	7.02%
Ratios to Average Net Assets G
Expenses before expense reductions	1.10% A	1.10% A
Expenses net of voluntary waivers, if any	1.08% A	1.08% A
Expenses net of all reductions	1.08% A	1.08% A
Net investment income (loss)	(.04)% A	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,183	$ 2,137
Portfolio turnover rate	9% A	6% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 E
Net asset value, beginning of period	$ 10.68	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.08
Net realized and unrealized gain (loss)	(.26)	.66
Total from investment operations	(.21)	.74
Distributions from net investment income	(.01)	(.06)
Distributions from net realized gain	- G	-
Total distributions	(.01)	(.06)
Net asset value, end of period	$ 10.46	$ 10.68
Total Return B, C	(1.95)%	7.42%
Ratios to Average Net Assets F
Expenses before expense reductions	.10% A	.10% A
Expenses net of voluntary waivers, if any	.08% A	.08% A
Expenses net of all reductions	.08% A	.08% A
Net investment income (loss)	.96% A	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 627	$ 222
Portfolio turnover rate	9% A	6% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 6, 2003 (commencement of operations) to March 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Investment Changes

Fund Holdings as of September 30, 2004
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	13.4%	13.6%
Fidelity Advisor Equity Growth Fund Institutional Class	6.7	6.8
Fidelity Advisor Equity Income Fund Institutional Class	14.0	13.9
Fidelity Advisor Growth & Income Fund Institutional Class	13.5	13.4
Fidelity Advisor Large Cap Fund Institutional Class	13.3	13.5
Fidelity Advisor Mid-Cap Fund Institutional Class	4.2	4.1
Fidelity Advisor Small Cap Fund Institutional Class	4.4	4.3
	69.5	69.6
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	6.5	6.6
Fidelity Advisor Overseas Fund Institutional Class	6.2	6.5
	12.7	13.1
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.7	7.5
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	5.1	4.9
Fidelity Advisor Intermediate Bond Fund Institutional Class	5.0	4.9
	10.1	9.8
	100.0%	100.0%
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2004. The current allocation is based on the fund's holdings as of September 30, 2004. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2005.

* Excluding Short-Term funds

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Investments September 30, 2004 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.2%
	Shares	Value (Note 1)
Domestic Equity Funds - 69.5%
Fidelity Advisor Dividend Growth Fund Institutional Class	1,591,942	$ 17,638,715
Fidelity Advisor Equity Growth Fund Institutional Class	199,240	8,828,304
Fidelity Advisor Equity Income Fund Institutional Class	688,635	18,517,401
Fidelity Advisor Growth & Income Fund Institutional Class	1,127,141	17,899,000
Fidelity Advisor Large Cap Fund Institutional Class	1,242,816	17,598,272
Fidelity Advisor Mid-Cap Fund Institutional Class	239,993	5,517,446
Fidelity Advisor Small Cap Fund Institutional Class	262,722	5,745,720
TOTAL DOMESTIC EQUITY FUNDS		91,744,858
International Equity Funds - 12.7%
Fidelity Advisor Diversified International Fund Institutional Class	512,797	8,579,093
Fidelity Advisor Overseas Fund Institutional Class	528,154	8,239,197
TOTAL INTERNATIONAL EQUITY FUNDS		16,818,290
TOTAL EQUITY FUNDS (Cost $108,427,570)		108,563,148
Fixed-Income Funds - 17.8%

High Yield Fixed-Income Funds - 7.7%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,122,159	10,234,090
Investment Grade Fixed-Income Funds - 10.1%
Fidelity Advisor Government Investment Fund Institutional Class	662,127	6,661,002
Fidelity Advisor Intermediate Bond Fund Institutional Class	588,475	6,655,654
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		13,316,656
TOTAL FIXED-INCOME FUNDS (Cost $23,584,657)		23,550,746
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $132,012,227)		$ 132,113,894

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $132,012,227) - See accompanying schedule		$ 132,113,894
Receivable for fund shares sold		1,127,294
Receivable from investment adviser for expense reductions		2,319
Total assets		133,243,507

Liabilities
Payable for investments purchased	$ 1,062,748
Payable for fund shares redeemed	64,071
Accrued management fee	10,645
Distribution fees payable	56,447
Total liabilities		1,193,911

Net Assets		$ 132,049,596
Net Assets consist of:
Paid in capital		$ 131,814,925
Undistributed net investment income		141,633
Accumulated undistributed net realized gain (loss) on investments		(8,629)
Net unrealized appreciation (depreciation) on investments		101,667
Net Assets		$ 132,049,596

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($40,467,149 ÷ 3,610,597 shares)		$ 11.21

Maximum offering price per share (100/94.25 of $11.21)		$ 11.89
Class T: Net Asset Value and redemption price per share ($52,549,147 ÷ 4,699,500 shares)		$ 11.18

Maximum offering price per share (100/96.50 of $11.18)		$ 11.59
Class B: Net Asset Value and offering price per share ($19,183,180 ÷ 1,722,434 shares) A		$ 11.14

Class C: Net Asset Value and offering price per share ($14,267,834 ÷ 1,281,030 shares) A		$ 11.14

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,582,286 ÷ 497,305 shares)		$ 11.23

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2004 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 468,217

Expenses
Management fee	$ 52,014
Distribution fees	281,895
Non-interested trustees' compensation	255
Total expenses before reductions	334,164
Expense reductions	(10,560)	323,604
Net investment income (loss)		144,613
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(5,126)
Change in net unrealized appreciation (depreciation) on underlying funds		(2,207,945)
Net gain (loss)		(2,213,071)
Net increase (decrease) in net assets resulting from operations		$ (2,068,458)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2004 (Unaudited)	July 24, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 144,613	$ 228,370
Net realized gain (loss)	(5,126)	13,865
Change in net unrealized appreciation (depreciation)	(2,207,945)	2,309,612
Net increase (decrease) in net assets resulting from operations	(2,068,458)	2,551,847
Distributions to shareholders from net investment income	(57,452)	(174,903)
Distributions to shareholders from net realized gain	(16,363)	-
Total distributions	(73,815)	(174,903)
Share transactions - net increase (decrease)	56,130,750	75,684,175
Total increase (decrease) in net assets	53,988,477	78,061,119

Net Assets
Beginning of period	78,061,119	-
End of period (including undistributed net investment income of $141,633 and undistributed net investment income of $54,472, respectively)	$ 132,049,596	$ 78,061,119

Financial Highlights - Class A

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 11.48	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.11
Net realized and unrealized gain (loss)	(.29)	1.46
Total from investment operations	(.26)	1.57
Distributions from net investment income	(.01)	(.09)
Distributions from net realized gain	- H	-
Total distributions	(.01)	(.09)
Net asset value, end of period	$ 11.21	$ 11.48
Total Return B, C, D	(2.24)%	15.68%
Ratios to Average Net Assets G
Expenses before expense reductions	.35% A	.35% A
Expenses net of voluntary waivers, if any	.33% A	.33% A
Expenses net of all reductions	.33% A	.33% A
Net investment income (loss)	.56% A	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,467	$ 27,879
Portfolio turnover rate	1% A	2% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 11.47	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.09
Net realized and unrealized gain (loss)	(.30)	1.46
Total from investment operations	(.28)	1.55
Distributions from net investment income	(.01)	(.08)
Distributions from net realized gain	- H	-
Total distributions	(.01)	(.08)
Net asset value, end of period	$ 11.18	$ 11.47
Total Return B, C, D	(2.44)%	15.53%
Ratios to Average Net Assets G
Expenses before expense reductions	.60% A	.60% A
Expenses net of voluntary waivers, if any	.58% A	.58% A
Expenses net of all reductions	.58% A	.58% A
Net investment income (loss)	.32% A	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,549	$ 27,201
Portfolio turnover rate	1% A	2% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 11.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.05
Net realized and unrealized gain (loss)	(.29)	1.46
Total from investment operations	(.30)	1.51
Distributions from net investment income	-	(.07)
Distributions from net realized gain	- H	-
Total distributions	- H	(.07)
Net asset value, end of period	$ 11.14	$ 11.44
Total Return B, C, D	(2.60)%	15.12%
Ratios to Average Net Assets G
Expenses before expense reductions	1.10% A	1.10% A
Expenses net of voluntary waivers, if any	1.08% A	1.08% A
Expenses net of all reductions	1.08% A	1.08% A
Net investment income (loss)	(.18)% A	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,183	$ 12,229
Portfolio turnover rate	1% A	2% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 11.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.05
Net realized and unrealized gain (loss)	(.29)	1.46
Total from investment operations	(.30)	1.51
Distributions from net investment income	-	(.07)
Distributions from net realized gain	- H	-
Total distributions	- H	(.07)
Net asset value, end of period	$ 11.14	$ 11.44
Total Return B, C, D	(2.60)%	15.12%
Ratios to Average Net Assets G
Expenses before expense reductions	1.10% A	1.10% A
Expenses net of voluntary waivers, if any	1.08% A	1.08% A
Expenses net of all reductions	1.08% A	1.08% A
Net investment income (loss)	(.18)% A	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,268	$ 9,722
Portfolio turnover rate	1% A	2% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 E
Net asset value, beginning of period	$ 11.49	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.13
Net realized and unrealized gain (loss)	(.29)	1.45
Total from investment operations	(.24)	1.58
Distributions from net investment income	(.02)	(.09)
Distributions from net realized gain	- G	-
Total distributions	(.02)	(.09)
Net asset value, end of period	$ 11.23	$ 11.49
Total Return B, C	(2.10)%	15.83%
Ratios to Average Net Assets F
Expenses before expense reductions	.10% A	.10% A
Expenses net of voluntary waivers, if any	.08% A	.08% A
Expenses net of all reductions	.08% A	.07% A
Net investment income (loss)	.82% A	1.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,582	$ 1,030
Portfolio turnover rate	1% A	2% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 24, 2003 (commencement of operations) to March 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Investment Changes

Fund Holdings as of September 30, 2004
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	13.4%	13.6%
Fidelity Advisor Equity Growth Fund Institutional Class	6.7	6.8
Fidelity Advisor Equity Income Fund Institutional Class	13.9	13.8
Fidelity Advisor Growth & Income Fund Institutional Class	13.6	13.5
Fidelity Advisor Large Cap Fund Institutional Class	13.4	13.5
Fidelity Advisor Mid-Cap Fund Institutional Class	4.2	4.1
Fidelity Advisor Small Cap Fund Institutional Class	4.3	4.3
	69.5	69.6
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	7.7	7.8
Fidelity Advisor Overseas Fund Institutional Class	7.4	7.7
	15.1	15.5
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	10.3	9.9
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	2.6	2.5
Fidelity Advisor Intermediate Bond Fund Institutional Class	2.5	2.5
	5.1	5.0
	100.0%	100.0%
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2004. The current allocation is based on the fund's holdings as of September 30, 2004. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2005.

* Excluding Short-Term funds

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Investments September 30, 2004 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 84.6%
	Shares	Value (Note 1)
Domestic Equity Funds - 69.5%
Fidelity Advisor Dividend Growth Fund Institutional Class	213,845	$ 2,369,406
Fidelity Advisor Equity Growth Fund Institutional Class	26,946	1,193,986
Fidelity Advisor Equity Income Fund Institutional Class	91,285	2,454,658
Fidelity Advisor Growth & Income Fund Institutional Class	152,083	2,415,077
Fidelity Advisor Large Cap Fund Institutional Class	167,364	2,369,881
Fidelity Advisor Mid-Cap Fund Institutional Class	32,037	736,532
Fidelity Advisor Small Cap Fund Institutional Class	34,780	760,648
TOTAL DOMESTIC EQUITY FUNDS		12,300,188
International Equity Funds - 15.1%
Fidelity Advisor Diversified International Fund Institutional Class	81,472	1,363,019
Fidelity Advisor Overseas Fund Institutional Class	84,752	1,322,131
TOTAL INTERNATIONAL EQUITY FUNDS		2,685,150
TOTAL EQUITY FUNDS (Cost $15,057,072)		14,985,338
Fixed-Income Funds - 15.4%

High Yield Fixed-Income Funds - 10.3%
Fidelity Advisor High Income Advantage Fund Institutional Class	198,777	1,812,848
Investment Grade Fixed-Income Funds - 5.1%
Fidelity Advisor Government Investment Fund Institutional Class	45,076	453,460
Fidelity Advisor Intermediate Bond Fund Institutional Class	40,073	453,221
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		906,681
TOTAL FIXED-INCOME FUNDS (Cost $2,721,228)		2,719,529
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $17,778,300)		$ 17,704,867

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $17,778,300) - See accompanying schedule		$ 17,704,867
Cash		32
Receivable for fund shares sold		174,932
Receivable from investment adviser for expense reductions		147
Total assets		17,879,978
Liabilities
Payable for investments purchased	$ 169,104
Payable for fund shares redeemed	5,686
Accrued management fee	1,364
Distribution fees payable	7,931
Total liabilities		184,085
Net Assets		$ 17,695,893
Net Assets consist of:
Paid in capital		$ 17,770,245
Undistributed net investment income		12,195
Accumulated undistributed net realized gain (loss) on investments		(13,114)
Net unrealized appreciation (depreciation) on investments		(73,433)
Net Assets		$ 17,695,893

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,871,493 ÷ 561,843 shares)		$ 10.45

Maximum offering price per share (100/94.25 of $10.45)		$ 11.09
Class T: Net Asset Value and redemption price per share ($5,408,703 ÷ 519,031 shares)		$ 10.42

Maximum offering price per share (100/96.50 of $10.42)		$ 10.80
Class B: Net Asset Value and offering price per share ($3,516,181 ÷ 338,844 shares) A		$ 10.38

Class C: Net Asset Value and offering price per share ($2,591,648 ÷ 249,489 shares) A		$ 10.39

Institutional Class: Net Asset Value, offering price and redemption price per share ($307,868 ÷ 29,426 shares)		$ 10.46

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2004 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 51,086
Interest		6
Total income		51,092

Expenses
Management fee	$ 5,690
Distribution fees	33,229
Non-interested trustees' compensation	26
Total expenses before reductions	38,945
Expense reductions	(977)	37,968
Net investment income (loss)		13,124
Realized and Unrealized Gain (Loss) Realized gain (loss) on sales of underlying fund shares		(12,747)
Change in net unrealized appreciation (depreciation) on underlying funds		(173,815)
Net gain (loss)		(186,562)
Net increase (decrease) in net assets resulting from operations		$ (173,438)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2004 (Unaudited)	November 6, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,124	$ 13,710
Net realized gain (loss)	(12,747)	450
Change in net unrealized appreciation (depreciation)	(173,815)	100,382
Net increase (decrease) in net assets resulting from operations	(173,438)	114,542
Distributions to shareholders from net investment income	(2,672)	(11,997)
Distributions to shareholders from net realized gain	(788)	-
Total distributions	(3,460)	(11,997)
Share transactions - net increase (decrease)	12,713,574	5,056,672
Total increase (decrease) in net assets	12,536,676	5,159,217

Net Assets
Beginning of period	5,159,217	-
End of period (including undistributed net investment income of $12,195 and undistributed net investment income of $1,743, respectively)	$ 17,695,893	$ 5,159,217

Financial Highlights - Class A

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 10.70	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.07
Net realized and unrealized gain (loss)	(.27)	.72
Total from investment operations	(.24)	.79
Distributions from net investment income	(.01)	(.09)
Distributions from net realized gain	-H	-
Total distributions	(.01)	(.09)
Net asset value, end of period	$ 10.45	$ 10.70
Total Return B, C, D	(2.27)%	7.88%
Ratios to Average Net Assets G
Expenses before expense reductions	.35% A	.35% A
Expenses net of voluntary waivers, if any	.33% A	.33% A
Expenses net of all reductions	.33% A	.33% A
Net investment income (loss)	.56% A	1.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,871	$ 1,884
Portfolio turnover rate	7% A	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.06
Net realized and unrealized gain (loss)	(.28)	.71
Total from investment operations	(.26)	.77
Distributions from net investment income	- H	(.08)
Distributions from net realized gain	- H	-
Total distributions	(.01)I	(.08)
Net asset value, end of period	$ 10.42	$ 10.69
Total Return B, C, D	(2.48)%	7.73%
Ratios to Average Net Assets G
Expenses before expense reductions	.60% A	.60% A
Expenses net of voluntary waivers, if any	.58% A	.58% A
Expenses net of all reductions	.58% A	.58% A
Net investment income (loss)	.31% A	1.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,409	$ 1,047
Portfolio turnover rate	7% A	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.005 per share is comprised of distributions from net investment income of $.004 per share and distributions from net realized gain of $.001 per share.

Financial Highlights - Class B

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 10.67	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.04
Net realized and unrealized gain (loss)	(.28)	.71
Total from investment operations	(.29)	.75
Distributions from net investment income	-	(.08)
Distributions from net realized gain	- H	-
Total distributions	- H	(.08)
Net asset value, end of period	$ 10.38	$ 10.67
Total Return B, C, D	(2.71)%	7.48%
Ratios to Average Net Assets G
Expenses before expense reductions	1.10% A	1.10% A
Expenses net of voluntary waivers, if any	1.08% A	1.08% A
Expenses net of all reductions	1.08% A	1.08% A
Net investment income (loss)	(.19)% A	1.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,516	$ 1,123
Portfolio turnover rate	7% A	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 10.68	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.04
Net realized and unrealized gain (loss)	(.28)	.72
Total from investment operations	(.29)	.76
Distributions from net investment income	-	(.08)
Distributions from net realized gain	- H	-
Total distributions	- H	(.08)
Net asset value, end of period	$ 10.39	$ 10.68
Total Return B, C, D	(2.71)%	7.58%
Ratios to Average Net Assets G
Expenses before expense reductions	1.10% A	1.10% A
Expenses net of voluntary waivers, if any	1.08% A	1.08% A
Expenses net of all reductions	1.08% A	1.08% A
Net investment income (loss)	(.19)% A	1.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,592	$ 890
Portfolio turnover rate	7% A	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 E
Net asset value, beginning of period	$ 10.71	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.08
Net realized and unrealized gain (loss)	(.28)	.72
Total from investment operations	(.24)	.80
Distributions from net investment income	(.01)	(.09)
Distributions from net realized gain	- G	-
Total distributions	(.01)	(.09)
Net asset value, end of period	$ 10.46	$ 10.71
Total Return B, C	(2.25)%	7.98%
Ratios to Average Net Assets F
Expenses before expense reductions	.10% A	.10% A
Expenses net of voluntary waivers, if any	.08% A	.08% A
Expenses net of all reductions	.08% A	.08% A
Net investment income (loss)	.81% A	2.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 308	$ 216
Portfolio turnover rate	7% A	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 6, 2003 (commencement of operations) to March 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Investment Changes

Fund Holdings as of September 30, 2004
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	14.3%	14.5%
Fidelity Advisor Equity Growth Fund Institutional Class	7.2	7.3
Fidelity Advisor Equity Income Fund Institutional Class	15.0	14.9
Fidelity Advisor Growth & Income Fund Institutional Class	14.5	14.3
Fidelity Advisor Large Cap Fund Institutional Class	14.3	14.5
Fidelity Advisor Mid-Cap Fund Institutional Class	4.5	4.4
Fidelity Advisor Small Cap Fund Institutional Class	4.6	4.6
	74.4	74.5
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	7.8	7.8
Fidelity Advisor Overseas Fund Institutional Class	7.5	7.8
	15.3	15.6
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	10.3	9.9
	100.0%	100.0%
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2004. The current allocation is based on the fund's holdings as of September 30, 2004. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2005.

* Excluding Short-Term funds

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Investments September 30, 2004 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 89.7%
	Shares	Value (Note 1)
Domestic Equity Funds - 74.4%
Fidelity Advisor Dividend Growth Fund Institutional Class	1,094,031	$ 12,121,868
Fidelity Advisor Equity Growth Fund Institutional Class	137,195	6,079,117
Fidelity Advisor Equity Income Fund Institutional Class	472,419	12,703,358
Fidelity Advisor Growth & Income Fund Institutional Class	775,898	12,321,260
Fidelity Advisor Large Cap Fund Institutional Class	855,320	12,111,331
Fidelity Advisor Mid-Cap Fund Institutional Class	165,536	3,805,661
Fidelity Advisor Small Cap Fund Institutional Class	180,330	3,943,812
TOTAL DOMESTIC EQUITY FUNDS		63,086,407
International Equity Funds - 15.3%
Fidelity Advisor Diversified International Fund Institutional Class	394,034	6,592,183
Fidelity Advisor Overseas Fund Institutional Class	406,808	6,346,205
TOTAL INTERNATIONAL EQUITY FUNDS		12,938,388
TOTAL EQUITY FUNDS (Cost $75,916,211)		76,024,795
Fixed-Income Funds - 10.3%

High Yield Fixed-Income Funds - 10.3%
Fidelity Advisor High Income Advantage Fund Institutional Class (Cost $8,772,444)	957,765	8,734,819
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $84,688,655)		$ 84,759,614
Income Tax Information
At March 31, 2004, the fund had a capital loss carryforward of approximately $105, all of which will expire on March 31, 2012.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $84,688,655) - See accompanying schedule		$ 84,759,614
Cash		1,015
Receivable for investments sold		3,873
Receivable for fund shares sold		460,243
Receivable from investment adviser for expense reductions		1,493
Total assets		85,226,238

Liabilities
Payable for investments purchased	$ 412,987
Payable for fund shares redeemed	51,925
Accrued management fee	6,830
Distribution fees payable	39,539
Total liabilities		511,281

Net Assets		$ 84,714,957
Net Assets consist of:
Paid in capital		$ 84,683,262
Undistributed net investment income		17,892
Accumulated undistributed net realized gain (loss) on investments		(57,156)
Net unrealized appreciation (depreciation) on investments		70,959
Net Assets		$ 84,714,957

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($18,264,057 ÷ 1,612,634 shares)		$ 11.33

Maximum offering price per share (100/94.25 of $11.33)		$ 12.02
Class T: Net Asset Value and redemption price per share ($38,018,131 ÷ 3,365,465 shares)		$ 11.30

Maximum offering price per share (100/96.50 of $11.30)		$ 11.71
Class B: Net Asset Value and offering price per share ($11,901,488 ÷ 1,058,306 shares) A		$ 11.25

Class C: Net Asset Value and offering price per share ($13,411,239 ÷ 1,192,991 shares) A		$ 11.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,120,042 ÷ 275,002 shares)		$ 11.35

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2004 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 242,046

Expenses
Management fee	$ 32,626
Distribution fees	193,582
Non-interested trustees' compensation	157
Total expenses before reductions	226,365
Expense reductions	(6,584)	219,781
Net investment income (loss)		22,265
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(54,415)
Change in net unrealized appreciation (depreciation) on underlying funds		(1,315,758)
Net gain (loss)		(1,370,173)
Net increase (decrease) in net assets resulting from operations		$ (1,347,908)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2004 (Unaudited)	July 24, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,265	$ 127,323
Net realized gain (loss)	(54,415)	(2,741)
Change in net unrealized appreciation (depreciation)	(1,315,758)	1,386,717
Net increase (decrease) in net assets resulting from operations	(1,347,908)	1,511,299
Distributions to shareholders from net investment income	(15,236)	(116,460)
Share transactions - net increase (decrease)	42,736,709	41,946,553
Total increase (decrease) in net assets	41,373,565	43,341,392

Net Assets
Beginning of period	43,341,392	-
End of period (including undistributed net investment income of $17,892 and undistributed net investment income of $10,863, respectively)	$ 84,714,957	$ 43,341,392

Financial Highlights - Class A

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 11.62	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.12
Net realized and unrealized gain (loss)	(.30)	1.60
Total from investment operations	(.28)	1.72
Distributions from net investment income	(.01)	(.10)
Net asset value, end of period	$ 11.33	$ 11.62
Total Return B, C, D	(2.43)%	17.19%
Ratios to Average Net Assets G
Expenses before expense reductions	.35% A	.35% A
Expenses net of voluntary waivers, if any	.33% A	.33% A
Expenses net of all reductions	.33% A	.33% A
Net investment income (loss)	.41% A	1.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,264	$ 9,666
Portfolio turnover rate	4% A	3% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 11.60	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.10
Net realized and unrealized gain (loss)	(.31)	1.59
Total from investment operations	(.30)	1.69
Distributions from net investment income	- H	(.09)
Net asset value, end of period	$ 11.30	$ 11.60
Total Return B, C, D	(2.56)%	16.93%
Ratios to Average Net Assets G
Expenses before expense reductions	.60% A	.60% A
Expenses net of voluntary waivers, if any	.58% A	.58% A
Expenses net of all reductions	.58% A	.58% A
Net investment income (loss)	.16% A	1.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,018	$ 19,191
Portfolio turnover rate	4% A	3% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 11.57	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	.06
Net realized and unrealized gain (loss)	(.30)	1.60
Total from investment operations	(.32)	1.66
Distributions from net investment income	-	(.09)
Net asset value, end of period	$ 11.25	$ 11.57
Total Return B, C, D	(2.77)%	16.58%
Ratios to Average Net Assets G
Expenses before expense reductions	1.10% A	1.10% A
Expenses net of voluntary waivers, if any	1.08% A	1.08% A
Expenses net of all reductions	1.08% A	1.08% A
Net investment income (loss)	(.34)% A	.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,901	$ 7,232
Portfolio turnover rate	4% A	3% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 11.57	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	.06
Net realized and unrealized gain (loss)	(.31)	1.59
Total from investment operations	(.33)	1.65
Distributions from net investment income	-	(.08)
Net asset value, end of period	$ 11.24	$ 11.57
Total Return B, C, D	(2.85)%	16.53%
Ratios to Average Net Assets G
Expenses before expense reductions	1.10% A	1.10% A
Expenses net of voluntary waivers, if any	1.08% A	1.08% A
Expenses net of all reductions	1.08% A	1.08% A
Net investment income (loss)	(.34)% A	.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,411	$ 6,958
Portfolio turnover rate	4% A	3% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 E
Net asset value, beginning of period	$ 11.63	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.13
Net realized and unrealized gain (loss)	(.31)	1.60
Total from investment operations	(.27)	1.73
Distributions from net investment income	(.01)	(.10)
Net asset value, end of period	$ 11.35	$ 11.63
Total Return B, C	(2.30)%	17.34%
Ratios to Average Net Assets F
Expenses before expense reductions	.10% A	.10% A
Expenses net of voluntary waivers, if any	.08% A	.08% A
Expenses net of all reductions	.08% A	.08% A
Net investment income (loss)	.66% A	1.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,120	$ 294
Portfolio turnover rate	4% A	3% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 24, 2003 (commencement of operations) to March 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund and Fidelity Advisor Freedom 2040 Fund(the funds) are funds of Fidelity Aberdeen Street Trust(the trust). The trust is registered under the Investment Company Act of 1940, as amended(the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each fund is authorized to issue an unlimited number of shares. The funds primarily invest in a combination of other Fidelity equity, fixed income, and money market/short-term funds(the underlying funds) managed by Fidelity Management & Research Company(FMR). Each fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the underlying funds are valued at their net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost.

Investment Transactions and Income. Security transactions, normally shares of the underlying funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust. Expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the underlying funds and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation(depreciation) as of period end were as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Advisor Freedom Income	$ 45,392,520	$ 416,175	$ (153,469)	$ 262,706
Advisor Freedom 2005	14,920,645	120,995	(146,696)	(25,701)
Advisor Freedom 2010	148,467,035	1,645,448	(1,330,354)	315,094
Advisor Freedom 2015	69,996,964	562,777	(901,681)	(338,904)
Advisor Freedom 2020	273,846,132	3,949,296	(3,263,349)	685,947
Advisor Freedom 2025	37,943,614	344,666	(526,208)	(181,542)
Advisor Freedom 2030	132,012,239	2,096,001	(1,994,346)	101,655
Advisor Freedom 2035	17,778,300	182,508	(255,941)	(73,433)
Advisor Freedom 2040	84,688,707	1,432,410	(1,361,503)	70,907

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission(the SEC) which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. Certain funds may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement(including accrued interest).

3. Purchases and Sales of Investments.

Purchases and redemptions of the underlying fund's shares are noted in the table below.

	Purchases($)	Redemptions($)
Advisor Freedom Income	$ 15,616,828	$ 2,421,599
Advisor Freedom 2005	9,923,206	1,000,829
Advisor Freedom 2010	63,623,412	3,888,716
Advisor Freedom 2015	53,615,501	1,372,248
Advisor Freedom 2020	113,271,626	1,090,925
Advisor Freedom 2025	29,192,267	1,060,618
Advisor Freedom 2030	56,573,228	348,423
Advisor Freedom 2035	13,149,116	418,280
Advisor Freedom 2040	43,936,513	1,172,345

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc.(Strategic Advisers), an affiliate of FMR, provides the funds with investment management related services. For these services the funds pay a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of ..10% of the funds' average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the funds to the non-interested Trustees.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services(other than investment advisory services) necessary for the operation of each fund. Pursuant to this agreement, FMR pays all expenses of each fund, except the compensation of the non-interested trustees and certain exceptions such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each fund. For the services under the agreement, Strategic Advisers pays FMR a monthly administration fee equal to the management fee received by Strategic Advisers, minus an amount equal to an annual rate of .02% of each fund's average net assets. The funds do not pay any fees for these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the funds have adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation(FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the funds and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Advisor Freedom Income	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 8,403	$ -
Class T	.25%	.25%	41,938	231
Class B	.75%	.25%	21,092	15,819
Class C	.75%	.25%	58,082	48,789
			$ 129,515	$ 64,839
Advisor Freedom 2005
Class A	0%	.25%	$ 3,124	$ 251
Class T	.25%	.25%	8,522	573
Class B	.75%	.25%	9,043	7,040
Class C	.75%	.25%	11,758	9,963
			$ 32,447	$ 17,827

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Advisor Freedom 2010	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 51,136	$ -
Class T	.25%	.25%	108,124	305
Class B	.75%	.25%	93,776	70,331
Class C	.75%	.25%	76,798	60,849
			$ 329,834	$ 131,485
Advisor Freedom 2015
Class A	0%	.25%	$ 15,134	$ 150
Class T	.25%	.25%	35,148	726
Class B	.75%	.25%	40,423	30,491
Class C	.75%	.25%	32,842	27,706
			$ 123,547	$ 59,073
Advisor Freedom 2020
Class A	0%	.25%	$ 102,676	$ -
Class T	.25%	.25%	208,544	-
Class B	.75%	.25%	149,346	112,009
Class C	.75%	.25%	103,719	81,363
			$ 564,285	$ 193,372
Advisor Freedom 2025
Class A	0%	.25%	$ 8,505	$ 175
Class T	.25%	.25%	16,478	476
Class B	.75%	.25%	29,231	22,109
Class C	.75%	.25%	21,624	18,949
			$ 75,838	$ 41,709
Advisor Freedom 2030
Class A	0%	.25%	$ 41,878	$ -
Class T	.25%	.25%	100,216	88
Class B	.75%	.25%	80,821	60,616
Class C	.75%	.25%	58,980	37,337
			$ 281,895	$ 98,041
Advisor Freedom 2035
Class A	0%	.25%	$ 4,844	$ 197
Class T	.25%	.25%	8,098	476
Class B	.75%	.25%	11,813	9,110
Class C	.75%	.25%	8,474	7,777
			$ 33,229	$ 17,560
Advisor Freedom 2040
Class A	0%	.25%	$ 17,557	$ -
Class T	.25%	.25%	74,744	-
Class B	.75%	.25%	48,606	36,454
Class C	.75%	.25%	52,675	43,021
			$ 193,582	$ 79,475

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Advisor Freedom Income	Retained by FDC
Class A	$ 22,311
Class T	4,346
Class B*	3,710
Class C*	5,750
$ 36,117
Advisor Freedom 2005
Class A	$ 16,624
Class T	3,321
Class B*	25
Class C*	460
$ 20,430
Advisor Freedom 2010
Class A	$ 93,083
Class T	21,597
Class B*	38,789
Class C*	2,369
$ 155,838
Advisor Freedom 2015
Class A	$ 79,071
Class T	21,150
Class B*	12,110
Class C*	611
$ 112,942
Advisor Freedom 2020
Class A	$ 130,761
Class T	27,649
Class B*	43,510
Class C	5,642
$ 207,562
Advisor Freedom 2025
Class A	$ 46,386
Class T	10,947
Class B*	14,787
Class C*	289
$ 72,409
Advisor Freedom 2030
Class A	$ 74,809
Class T	16,883
Class B*	21,072
Class C*	1,389
$ 114,153

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Advisor Freedom 2035
Class A	$ 22,244
Class T	3,307
Class B*	1,753
Class C*	261
$ 27,565
Advisor Freedom 2040
Class A	$ 53,448
Class T	6,938
Class B*	6,703
Class C*	1,556
$ 68,645

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

FMR agreed to reimburse certain funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Advisor Freedom Income
Class A	.33%	$ 671
Class T	.58%	1,664
Class B	1.08%	419
Class C	1.08%	1,173
Institutional Class	.08%	43
Advisor Freedom 2005
Class A	.33%	243
Class T	.58%	311
Class B	1.08%	177
Class C	1.08%	193
Institutional Class	.08%	49
Advisor Freedom 2010
Class A	.33%	4,116
Class T	.58%	4,370
Class B	1.08%	1,909
Class C	1.08%	1,563
Institutional Class	.08%	376
Advisor Freedom 2015
Class A	.33%	1,129
Class T	.58%	1,174
Class B	1.08%	695
Class C	1.08%	526
Institutional Class	.08%	637

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions - continued

	Expense Limitations	Reimbursement from adviser
Advisor Freedom 2020
Class A	.33%	$ 8,275
Class T	.58%	8,284
Class B	1.08%	3,050
Class C	1.08%	2,080
Institutional Class	.08%	442
Advisor Freedom 2025
Class A	.33%	623
Class T	.58%	543
Class B	1.08%	490
Class C	1.08%	354
Institutional Class	.08%	40
Advisor Freedom 2030
Class A	.33%	3,370
Class T	.58%	4,028
Class B	1.08%	1,644
Class C	1.08%	1,208
Institutional Class	.08%	307
Advisor Freedom 2035
Class A	.33%	356
Class T	.58%	277
Class B	1.08%	190
Class C	1.08%	128
Institutional Class	.08%	26
Advisor Freedom 2040
Class A	.33%	1,411
Class T	.58%	2,952
Class B	1.08%	1,009
Class C	1.08%	1,071
Institutional Class	.08%	141

In addition, through arrangements with each applicable fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Advisor Freedom Income	$ 13
Advisor Freedom 2010	8
Advisor Freedom 2020	9
Advisor Freedom 2030	3

Semiannual Report

6. Other Information.

At the end of the period, FMR or its affiliates and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares of the following funds:

	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
Advisor Freedom Income	1	13
Advisor Freedom 2005	1	13
Advisor Freedom 2010	1	12
Advisor Freedom 2015	1	12
Advisor Freedom 2020	1	15
Advisor Freedom 2040	1	10

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Advisor Freedom Income	Six months ended September 30, 2004	Year ended March 31, 2004 A,B
From net investment income
Class A	$ 45,856	$ 19,649
Class T	92,909	79,678
Class B	11,839	18,877
Class C	35,435	34,941
Institutional Class	3,564	3,223
Total	$ 189,603	$ 156,368
From net realized gain
Class A	$ 5,263	$ -
Class T	15,048	-
Class B	3,971	-
Class C	10,183	-
Institutional Class	364	-
Total	$ 34,829	$ -
Advisor Freedom 2005
From net investment income
Class A	$ 3,473	$ 1,826
Class T	3,328	1,280
Class B	1,454	1,542
Class C	1,442	1,663
Institutional Class	891	2,257
Total	$ 10,588	$ 8,568
From net realized gain
Class A	$ 817	$ -
Class T	951	-
Class B	646	-
Class C	641	-
Institutional Class	188	-
Total	$ 3,243	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Distributions to Shareholders - continued

Advisor Freedom 2010	Six months ended September 30, 2004	Year ended March 31, 2004 A,B
From net investment income
Class A	$ 97,468	$ 43,977
Class T	92,748	66,548
Class B	25,404	49,040
Class C	20,428	34,840
Institutional Class	10,430	1,907
Total	$ 246,478	$ 196,312
From net realized gain
Class A	$ 6,721	$ -
Class T	7,138	-
Class B	3,175	-
Class C	2,553	-
Institutional Class	614	-
Total	$ 20,201	$ -
Advisor Freedom 2015
From net investment income
Class A	$ 7,892	$ 5,218
Class T	6,873	5,119
Class B	1,172	4,459
Class C	-	2,525
Institutional Class	7,028	1,200
Total	$ 22,965	$ 18,521
From net realized gain
Class A	$ 1,579	$ -
Class T	1,718	-
Class B	1,172	-
Class C	898	-
Institutional Class	1,171	-
Total	$ 6,538	$ -
Advisor Freedom 2020
From net investment income
Class A	$ 143,718	$ 89,794
Class T	105,907	125,405
Class B	19,180	78,799
Class C	13,290	50,035
Institutional Class	6,139	2,901
Total	$ 288,234	$ 346,934
From net realized gain
Class A	$ 27,375	$ -
Class T	23,535	-
Class B	9,584	-
Class C	6,645	-
Institutional Class	944	-
Total	$ 68,083	$ -

Semiannual Report

7. Distributions to Shareholders - continued

Advisor Freedom 2025	Six months ended September 30, 2004	Year ended March 31, 2004 A,B
From net investment income
Class A	$ 3,447	$ 2,746
Class T	2,763	1,859
Class B	442	3,827
Class C	-	2,202
Institutional Class	280	1,200
Total	$ 6,932	$ 11,834
From net realized gain
Class A	$ 431	$ -
Class T	395	-
Class B	443	-
Class C	333	-
Institutional Class	28	-
Total	$ 1,630	$ -
Advisor Freedom 2030
From net investment income
Class A	$ 30,228	$ 35,680
Class T	23,679	69,540
Class B	-	38,645
Class C	-	29,038
Institutional Class	3,545	2,000
Total	$ 57,452	$ 174,903
From net realized gain
Class A	$ 5,495	$ -
Class T	5,920	-
Class B	2,610	-
Class C	1,895	-
Institutional Class	443	-
Total	$ 16,363	$ -
Advisor Freedom 2035
From net investment income
Class A	$ 1,633	$ 3,119
Class T	851	1,638
Class B	-	3,169
Class C	-	2,371
Institutional Class	188	1,700
Total	$ 2,672	$ 11,997
From net realized gain
Class A	$ 272	$ -
Class T	213	-
Class B	175	-
Class C	105	-
Institutional Class	23	-
Total	$ 788	$ -
Advisor Freedom 2040
From net investment income
Class A	$ 8,528	$ 17,994
Class T	5,983	50,760
Class B	-	23,869
Class C	-	21,670
Institutional Class	725	2,167
Total	$ 15,236	$ 116,460

A For the period July 24, 2003 (commencement of operations) to March 31, 2004 for Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2030 Fund and Fidelity Advisor Freedom 2040 Fund.

B For the period November 6, 2003 (commencement of operations) to March 31, 2004 for Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2025 Fund and Fidelity Advisor Freedom 2035 Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended September 30, 2004	Year ended March 31, 2004A,B	Six months ended September 30, 2004	Year ended March 31, 2004 A,B
Advisor Freedom Income
Class A
Shares sold	456,534	556,120	$ 4,664,229	$ 5,708,669
Reinvestment of distributions	4,481	1,560	45,628	16,075
Shares redeemed	(86,792)	(76,230)	(885,523)	(789,030)
Net increase(decrease)	374,223	481,450	$ 3,824,334	$ 4,935,714
Class T
Shares sold	660,660	1,803,899	$ 6,744,810	$ 18,395,637
Reinvestment of distributions	10,112	7,538	102,907	77,485
Shares redeemed	(261,406)	(412,756)	(2,663,867)	(4,222,818)
Net increase(decrease)	409,366	1,398,681	$ 4,183,850	$ 14,250,304
Class B
Shares sold	127,239	406,170	$ 1,299,168	$ 4,116,167
Reinvestment of distributions	1,464	1,783	14,887	18,299
Shares redeemed	(53,611)	(56,322)	(544,672)	(578,381)
Net increase(decrease)	75,092	351,631	$ 769,383	$ 3,556,085
Class C
Shares sold	571,259	968,910	$ 5,824,115	$ 9,906,406
Reinvestment of distributions	3,319	2,293	33,739	23,551
Shares redeemed	(157,060)	(79,710)	(1,600,899)	(821,157)
Net increase(decrease)	417,518	891,493	$ 4,256,955	$ 9,108,800
Institutional Class
Shares sold	21,491	34,289	$ 219,145	$ 345,318
Reinvestment of distributions	251	204	2,563	2,087
Shares redeemed	(8,650)	(1)	(88,326)	(6)
Net increase(decrease)	13,092	34,492	$ 133,382	$ 347,399
Advisor Freedom 2005
Class A
Shares sold	290,151	132,035	$ 2,994,876	$ 1,369,748
Reinvestment of distributions	383	177	3,891	1,810
Shares redeemed	(46,669)	(1)	(482,313)	(15)
Net increase(decrease)	243,865	132,211	$ 2,516,454	$ 1,371,543
Class T
Shares sold	324,026	194,308	$ 3,327,665	$ 2,020,332
Reinvestment of distributions	418	125	4,246	1,280
Shares redeemed	(70,458)	(632)	(720,436)	(6,663)
Net increase(decrease)	253,986	193,801	$ 2,611,475	$ 2,014,949
Class B
Shares sold	102,691	119,966	$ 1,060,773	$ 1,241,061
Reinvestment of distributions	183	141	1,854	1,444
Shares redeemed	(10,641)	(5,213)	(108,406)	(54,663)
Net increase(decrease)	92,233	114,894	$ 954,221	$ 1,187,842
Class C
Shares sold	260,710	104,471	$ 2,669,897	$ 1,080,313
Reinvestment of distributions	172	163	1,741	1,663
Shares redeemed	(6,344)	(2,131)	(64,972)	(22,078)
Net increase(decrease)	254,538	102,503	$ 2,606,666	$ 1,059,898
Institutional Class
Shares sold	16,340	37,614	$ 170,922	$ 380,010
Reinvestment of distributions	106	221	1,079	2,257
Shares redeemed	(14)	-	(141)	-
Net increase(decrease)	16,432	37,835	$ 171,860	$ 382,267

Semiannual Report

8. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2004	Year ended March 31, 2004A,B	Six months ended September 30, 2004	Year ended March 31, 2004 A,B
Advisor Freedom 2010
Class A
Shares sold	2,031,730	6,011,846	$ 21,741,912	$ 64,179,052
Reinvestment of distributions	9,573	3,950	101,089	41,954
Shares redeemed	(366,551)	(3,027,942)	(3,917,228)	(32,337,081)
Net increase(decrease)	1,674,752	2,987,854	$ 17,925,773	$ 31,883,925
Class T
Shares sold	2,803,553	3,031,245	$ 29,968,569	$ 32,349,186
Reinvestment of distributions	9,335	6,169	98,483	65,456
Shares redeemed	(746,795)	(288,271)	(7,957,092)	(3,097,922)
Net increase(decrease)	2,066,093	2,749,143	$ 22,109,960	$ 29,316,720
Class B
Shares sold	770,653	1,431,674	$ 8,218,578	$ 15,072,786
Reinvestment of distributions	2,510	4,375	26,427	46,370
Shares redeemed	(141,788)	(65,871)	(1,506,734)	(697,008)
Net increase(decrease)	631,375	1,370,178	$ 6,738,271	$ 14,422,148
Class C
Shares sold	887,477	1,108,463	$ 9,459,742	$ 11,728,611
Reinvestment of distributions	1,871	2,998	19,685	31,779
Shares redeemed	(120,325)	(48,773)	(1,272,033)	(528,477)
Net increase(decrease)	769,023	1,062,688	$ 8,207,394	$ 11,231,913
Institutional Class
Shares sold	415,486	161,267	$ 4,479,149	$ 1,748,838
Reinvestment of distributions	1,025	143	10,841	1,516
Shares redeemed	(24,521)	(6,723)	(262,503)	(73,690)
Net increase(decrease)	391,990	154,687	$ 4,227,487	$ 1,676,664
Advisor Freedom 2015
Class A
Shares sold	1,401,575	453,543	$ 14,536,290	$ 4,740,621
Reinvestment of distributions	825	503	8,445	5,159
Shares redeemed	(112,167)	(2,716)	(1,161,280)	(28,286)
Net increase(decrease)	1,290,233	451,330	$ 13,383,455	$ 4,717,494
Class T
Shares sold	1,964,628	478,142	$ 20,341,210	$ 5,005,957
Reinvestment of distributions	837	498	8,573	5,107
Shares redeemed	(144,187)	(2,027)	(1,479,121)	(21,269)
Net increase(decrease)	1,821,278	476,613	$ 18,870,662	$ 4,989,795
Class B
Shares sold	705,647	403,545	$ 7,290,381	$ 4,213,233
Reinvestment of distributions	207	434	2,122	4,450
Shares redeemed	(51,654)	(630)	(530,022)	(6,636)
Net increase(decrease)	654,200	403,349	$ 6,762,481	$ 4,211,047
Class C
Shares sold	656,123	343,634	$ 6,765,580	$ 3,596,889
Reinvestment of distributions	66	237	675	2,428
Shares redeemed	(30,905)	(3,598)	(317,046)	(38,127)
Net increase(decrease)	625,284	340,273	$ 6,449,209	$ 3,561,190
Institutional Class
Shares sold	708,928	26,468	$ 7,493,110	$ 268,672
Reinvestment of distributions	791	117	8,116	1,200
Shares redeemed	(89,875)	-	(934,705)	-
Net increase(decrease)	619,844	26,585	$ 6,566,521	$ 269,872

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2004	Year ended March 31, 2004A,B	Six months ended September 30, 2004	Year ended March 31, 2004 A,B
Advisor Freedom 2020
Class A
Shares sold	2,840,268	7,039,702	$ 31,352,482	$ 77,494,120
Reinvestment of distributions	15,419	7,871	168,378	85,955
Shares redeemed	(616,059)	(642,065)	(6,793,079)	(7,227,956)
Net increase(decrease)	2,239,628	6,405,508	$ 24,727,781	$ 70,352,119
Class T
Shares sold	5,800,988	4,882,894	$ 63,774,265	$ 53,798,538
Reinvestment of distributions	11,773	11,313	128,557	123,537
Shares redeemed	(655,876)	(260,830)	(7,205,572)	(2,914,264)
Net increase(decrease)	5,156,885	4,633,377	$ 56,697,250	$ 51,007,811
Class B
Shares sold	1,333,053	2,121,988	$ 14,682,667	$ 22,935,276
Reinvestment of distributions	2,490	6,931	27,137	75,615
Shares redeemed	(121,223)	(63,508)	(1,329,824)	(709,002)
Net increase(decrease)	1,214,320	2,065,411	$ 13,379,980	$ 22,301,889
Class C
Shares sold	1,051,007	1,436,597	$ 11,581,233	$ 15,662,940
Reinvestment of distributions	1,523	3,975	16,605	43,369
Shares redeemed	(160,160)	(31,556)	(1,739,020)	(351,618)
Net increase(decrease)	892,370	1,409,016	$ 9,858,818	$ 15,354,691
Institutional Class
Shares sold	661,660	213,708	$ 7,292,335	$ 2,403,565
Reinvestment of distributions	602	165	6,586	1,800
Shares redeemed	(22,948)	(12,532)	(252,688)	(140,399)
Net increase(decrease)	639,314	201,341	$ 7,046,233	$ 2,264,966
Advisor Freedom 2025
Class A
Shares sold	868,389	214,014	$ 9,088,402	$ 2,244,093
Reinvestment of distributions	376	267	3,843	2,746
Shares redeemed	(32,358)	(161)	(333,704)	(1,730)
Net increase(decrease)	836,407	214,120	$ 8,758,541	$ 2,245,109
Class T
Shares sold	950,527	243,313	$ 9,930,981	$ 2,566,782
Reinvestment of distributions	306	168	3,138	1,733
Shares redeemed	(52,381)	(4,450)	(541,778)	(47,326)
Net increase(decrease)	898,452	239,031	$ 9,392,341	$ 2,521,189
Class B
Shares sold	572,603	261,803	$ 5,965,044	$ 2,752,450
Reinvestment of distributions	82	362	840	3,722
Shares redeemed	(52,867)	(1,779)	(547,388)	(19,098)
Net increase(decrease)	519,818	260,386	$ 5,418,496	$ 2,737,074
Class C
Shares sold	436,150	205,102	$ 4,537,021	$ 2,156,679
Reinvestment of distributions	27	195	271	2,008
Shares redeemed	(41,237)	(4,537)	(427,063)	(48,091)
Net increase(decrease)	394,940	200,760	$ 4,110,229	$ 2,110,596
Institutional Class
Shares sold	41,047	20,644	$ 425,280	$ 207,010
Reinvestment of distributions	29	116	301	1,200
Shares redeemed	(1,866)	-	(19,465)	-
Net increase(decrease)	39,210	20,760	$ 406,116	$ 208,210

Semiannual Report

8. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2004	Year ended March 31, 2004A,B	Six months ended September 30, 2004	Year ended March 31, 2004 A,B
Advisor Freedom 2030
Class A
Shares sold	1,404,670	2,657,168	$ 15,760,061	$ 29,782,835
Reinvestment of distributions	3,188	3,132	35,035	34,676
Shares redeemed	(225,719)	(231,842)	(2,526,314)	(2,650,316)
Net increase(decrease)	1,182,139	2,428,458	$ 13,268,782	$ 27,167,195
Class T
Shares sold	2,666,676	2,514,746	$ 29,904,755	$ 28,024,586
Reinvestment of distributions	2,576	6,254	28,256	69,167
Shares redeemed	(342,241)	(148,511)	(3,830,044)	(1,683,269)
Net increase(decrease)	2,327,011	2,372,489	$ 26,102,967	$ 26,410,484
Class B
Shares sold	716,245	1,105,667	$ 8,032,028	$ 12,159,059
Reinvestment of distributions	227	3,296	2,490	36,421
Shares redeemed	(63,039)	(39,962)	(703,359)	(454,012)
Net increase(decrease)	653,433	1,069,001	$ 7,331,159	$ 11,741,468
Class C
Shares sold	460,711	892,318	$ 5,147,880	$ 9,844,674
Reinvestment of distributions	157	2,197	1,720	24,276
Shares redeemed	(29,665)	(44,688)	(329,857)	(510,933)
Net increase(decrease)	431,203	849,827	$ 4,819,743	$ 9,358,017
Institutional Class
Shares sold	429,334	95,905	$ 4,852,571	$ 1,079,123
Reinvestment of distributions	357	173	3,928	1,916
Shares redeemed	(22,032)	(6,432)	(248,400)	(74,028)
Net increase(decrease)	407,659	89,646	$ 4,608,099	$ 1,007,011
Advisor Freedom 2035
Class A
Shares sold	445,656	177,071	$ 4,671,936	$ 1,865,742
Reinvestment of distributions	183	299	1,872	3,084
Shares redeemed	(60,140)	(1,226)	(623,323)	(13,000)
Net increase(decrease)	385,699	176,144	$ 4,050,485	$ 1,855,826
Class T
Shares sold	451,733	97,843	$ 4,728,933	$ 1,031,539
Reinvestment of distributions	102	159	1,044	1,638
Shares redeemed	(30,711)	(95)	(315,237)	(1,015)
Net increase(decrease)	421,124	97,907	$ 4,414,740	$ 1,032,162
Class B
Shares sold	236,987	105,253	$ 2,470,763	$ 1,097,083
Reinvestment of distributions	17	308	175	3,169
Shares redeemed	(3,407)	(314)	(35,355)	(3,293)
Net increase(decrease)	233,597	105,247	$ 2,435,583	$ 1,096,959
Class C
Shares sold	171,348	83,351	$ 1,769,792	$ 870,026
Reinvestment of distributions	9	220	97	2,265
Shares redeemed	(5,221)	(218)	(53,612)	(2,276)
Net increase(decrease)	166,136	83,353	$ 1,716,277	$ 870,015
Institutional Class
Shares sold	10,074	20,001	$ 105,077	$ 200,010
Reinvestment of distributions	21	165	211	1,700
Shares redeemed	(835)	-	(8,799)	-
Net increase(decrease)	9,260	20,166	$ 96,489	$ 201,710

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2004	Year ended March 31, 2004A,B	Six months ended September 30, 2004	Year ended March 31, 2004 A,B
Advisor Freedom 2040
Class A
Shares sold	901,152	937,469	$ 10,243,831	$ 10,645,307
Reinvestment of distributions	759	1,597	8,438	17,851
Shares redeemed	(121,128)	(107,215)	(1,363,931)	(1,237,201)
Net increase(decrease)	780,783	831,851	$ 8,888,338	$ 9,425,957
Class T
Shares sold	2,017,541	1,768,005	$ 22,843,756	$ 19,891,891
Reinvestment of distributions	536	4,509	5,953	50,369
Shares redeemed	(306,872)	(118,254)	(3,463,739)	(1,362,835)
Net increase(decrease)	1,711,205	1,654,260	$ 19,385,970	$ 18,579,425
Class B
Shares sold	458,530	653,746	$ 5,197,157	$ 7,321,660
Reinvestment of distributions	-	2,047	-	22,842
Shares redeemed	(25,130)	(30,887)	(281,925)	(356,280)
Net increase(decrease)	433,400	624,906	$ 4,915,232	$ 6,988,222
Class C
Shares sold	710,529	634,471	$ 8,035,580	$ 7,073,358
Reinvestment of distributions	-	1,860	-	20,761
Shares redeemed	(118,893)	(34,976)	(1,321,422)	(401,419)
Net increase(decrease)	591,636	601,355	$ 6,714,158	$ 6,692,700
Institutional Class
Shares sold	257,349	25,651	$ 2,919,641	$ 264,662
Reinvestment of distributions	64	183	710	2,044
Shares redeemed	(7,691)	(554)	(87,340)	(6,457)
Net increase(decrease)	249,722	25,280	$ 2,833,011	$ 260,249

A For the period July 24, 2003 (commencement of operations) to March 31, 2004 for Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2030 Fund and Fidelity Advisor Freedom 2040 Fund.

B For the period November 6, 2003 (commencement of operations) to March 31, 2004 for Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2025 Fund and Fidelity Advisor Freedom 2035 Fund.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AFFI-USAN-1104
1.792159.101

Fidelity Advisor Freedom FundsSM -

Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 - Class A, Class T, Class B and Class C

Semiannual Report

September 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Freedom Income	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2005	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2010	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2015	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2020	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2025	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2030	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2035	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2040	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Commencing with the fiscal quarter ending December 31, 2004, each fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. Each fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of each fund's portfolio holdings, view each fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3.)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

Actual Expenses

The first line of the table below for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. As a shareholder in an underlying Fidelity fund, the fund will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund. These fees and expenses are not included in each class' annualized expense ratio used to calculate the expense estimates in the table below. If they were, the estimate of expense you paid during the period would be higher, and your ending account value lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As a shareholder in an underlying Fidelity fund, the fund will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund. These fees and expenses are not included in each class' annualized expense ratio used to calculate the expense estimates in the table below. If they were, the estimate of expense you paid during the period would be higher, and your ending account value lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 1, 2004	Ending Account Value September 30, 2004	Expenses Paid During Period* April 1, 2004 to September 30, 2004
Advisor Freedom Income
Class A
Actual	$ 1,000.00	$ 996.30	$ 1.65
HypotheticalA	$ 1,000.00	$ 1,023.32	$ 1.68
Class T
Actual	$ 1,000.00	$ 994.90	$ 2.90
HypotheticalA	$ 1,000.00	$ 1,022.06	$ 2.94
Class B
Actual	$ 1,000.00	$ 991.20	$ 5.39
HypotheticalA	$ 1,000.00	$ 1,019.52	$ 5.48
Class C
Actual	$ 1,000.00	$ 992.30	$ 5.39
HypotheticalA	$ 1,000.00	$ 1,019.52	$ 5.48
Institutional Class
Actual	$ 1,000.00	$ 996.60	$ .40
HypotheticalA	$ 1,000.00	$ 1,024.59	$ .41
Advisor Freedom 2005
Class A
Actual	$ 1,000.00	$ 988.70	$ 1.65
HypotheticalA	$ 1,000.00	$ 1,023.32	$ 1.68
Class T
Actual	$ 1,000.00	$ 987.40	$ 2.89
HypotheticalA	$ 1,000.00	$ 1,022.06	$ 2.94
	Beginning Account Value April 1, 2004	Ending Account Value September 30, 2004	Expenses Paid During Period* April 1, 2004 to September 30, 2004
Class B
Actual	$ 1,000.00	$ 985.00	$ 5.37
HypotheticalA	$ 1,000.00	$ 1,019.52	$ 5.48
Class C
Actual	$ 1,000.00	$ 985.00	$ 5.37
HypotheticalA	$ 1,000.00	$ 1,019.52	$ 5.48
Institutional Class
Actual	$ 1,000.00	$ 990.80	$ .40
HypotheticalA	$ 1,000.00	$ 1,024.59	$ .41
Advisor Freedom 2010
Class A
Actual	$ 1,000.00	$ 988.20	$ 1.64
HypotheticalA	$ 1,000.00	$ 1,023.32	$ 1.68
Class T
Actual	$ 1,000.00	$ 987.00	$ 2.89
HypotheticalA	$ 1,000.00	$ 1,022.06	$ 2.94
Class B
Actual	$ 1,000.00	$ 985.10	$ 5.37
HypotheticalA	$ 1,000.00	$ 1,019.52	$ 5.48
Class C
Actual	$ 1,000.00	$ 985.10	$ 5.37
HypotheticalA	$ 1,000.00	$ 1,019.52	$ 5.48
Institutional Class
Actual	$ 1,000.00	$ 990.60	$ .40
HypotheticalA	$ 1,000.00	$ 1,024.59	$ .41
Advisor Freedom 2015
Class A
Actual	$ 1,000.00	$ 984.10	$ 1.64
HypotheticalA	$ 1,000.00	$ 1,023.32	$ 1.68
Class T
Actual	$ 1,000.00	$ 983.00	$ 2.88
HypotheticalA	$ 1,000.00	$ 1,022.06	$ 2.94
Class B
Actual	$ 1,000.00	$ 980.50	$ 5.36
HypotheticalA	$ 1,000.00	$ 1,019.52	$ 5.48
Class C
Actual	$ 1,000.00	$ 980.30	$ 5.36
HypotheticalA	$ 1,000.00	$ 1,019.52	$ 5.48
Institutional Class
Actual	$ 1,000.00	$ 985.30	$ .40
HypotheticalA	$ 1,000.00	$ 1,024.59	$ .41
Advisor Freedom 2020
Class A
Actual	$ 1,000.00	$ 981.90	$ 1.64
HypotheticalA	$ 1,000.00	$ 1,023.32	$ 1.68
Class T
Actual	$ 1,000.00	$ 979.80	$ 2.88
HypotheticalA	$ 1,000.00	$ 1,022.06	$ 2.94
Class B
Actual	$ 1,000.00	$ 977.10	$ 5.35
HypotheticalA	$ 1,000.00	$ 1,019.52	$ 5.48
Class C
Actual	$ 1,000.00	$ 978.00	$ 5.36
HypotheticalA	$ 1,000.00	$ 1,019.52	$ 5.48
	Beginning Account Value April 1, 2004	Ending Account Value September 30, 2004	Expenses Paid During Period* April 1, 2004 to September 30, 2004
Institutional Class
Actual	$ 1,000.00	$ 983.20	$ .40
HypotheticalA	$ 1,000.00	$ 1,024.59	$ .41
Advisor Freedom 2025
Class A
Actual	$ 1,000.00	$ 978.40	$ 1.64
HypotheticalA	$ 1,000.00	$ 1,023.32	$ 1.68
Class T
Actual	$ 1,000.00	$ 977.40	$ 2.88
HypotheticalA	$ 1,000.00	$ 1,022.06	$ 2.94
Class B
Actual	$ 1,000.00	$ 975.80	$ 5.35
HypotheticalA	$ 1,000.00	$ 1,019.52	$ 5.48
Class C
Actual	$ 1,000.00	$ 974.70	$ 5.35
HypotheticalA	$ 1,000.00	$ 1,019.52	$ 5.48
Institutional Class
Actual	$ 1,000.00	$ 980.50	$ .40
HypotheticalA	$ 1,000.00	$ 1,024.59	$ .41
Advisor Freedom 2030
Class A
Actual	$ 1,000.00	$ 977.60	$ 1.64
HypotheticalA	$ 1,000.00	$ 1,023.32	$ 1.68
Class T
Actual	$ 1,000.00	$ 975.60	$ 2.87
HypotheticalA	$ 1,000.00	$ 1,022.06	$ 2.94
Class B
Actual	$ 1,000.00	$ 974.00	$ 5.34
HypotheticalA	$ 1,000.00	$ 1,019.52	$ 5.48
Class C
Actual	$ 1,000.00	$ 974.00	$ 5.34
HypotheticalA	$ 1,000.00	$ 1,019.52	$ 5.48
Institutional Class
Actual	$ 1,000.00	$ 979.00	$ .40
HypotheticalA	$ 1,000.00	$ 1,024.59	$ .41
Advisor Freedom 2035
Class A
Actual	$ 1,000.00	$ 977.30	$ 1.64
HypotheticalA	$ 1,000.00	$ 1,023.32	$ 1.68
Class T
Actual	$ 1,000.00	$ 975.20	$ 2.87
HypotheticalA	$ 1,000.00	$ 1,022.06	$ 2.94
Class B
Actual	$ 1,000.00	$ 972.90	$ 5.34
HypotheticalA	$ 1,000.00	$ 1,019.52	$ 5.48
Class C
Actual	$ 1,000.00	$ 972.90	$ 5.34
HypotheticalA	$ 1,000.00	$ 1,019.52	$ 5.48
Institutional Class
Actual	$ 1,000.00	$ 977.50	$ .40
HypotheticalA	$ 1,000.00	$ 1,024.59	$ .41
	Beginning Account Value April 1, 2004	Ending Account Value September 30, 2004	Expenses Paid During Period* April 1, 2004 to September 30, 2004
Advisor Freedom 2040
Class A
Actual	$ 1,000.00	$ 975.70	$ 1.63
HypotheticalA	$ 1,000.00	$ 1,023.32	$ 1.68
Class T
Actual	$ 1,000.00	$ 974.40	$ 2.87
HypotheticalA	$ 1,000.00	$ 1,022.06	$ 2.94
Class B
Actual	$ 1,000.00	$ 972.30	$ 5.34
HypotheticalA	$ 1,000.00	$ 1,019.52	$ 5.48
Class C
Actual	$ 1,000.00	$ 971.50	$ 5.34
HypotheticalA	$ 1,000.00	$ 1,019.52	$ 5.48
Institutional Class
Actual	$ 1,000.00	$ 977.00	$ .40
HypotheticalA	$ 1,000.00	$ 1,024.59	$ .41

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity funds in which the fund invests are not included in the fund's annualized expense ratio.

Annualized Expense Ratio
Advisor Freedom Income
Class A	.33%
Class T	.58%
Class B	1.08%
Class C	1.08%
Institutional Class	.08%
Advisor Freedom 2005
Class A	.33%
Class T	.58%
Class B	1.08%
Class C	1.08%
Institutional Class	.08%
Advisor Freedom 2010
Class A	.33%
Class T	.58%
Class B	1.08%
Class C	1.08%
Institutional Class	.08%
Advisor Freedom 2015
Class A	.33%
Class T	.58%
Class B	1.08%
Class C	1.08%
Institutional Class	.08%
Advisor Freedom 2020
Class A	.33%
Class T	.58%
Class B	1.08%
Class C	1.08%
Institutional Class	.08%
Annualized Expense Ratio
Advisor Freedom 2025
Class A	.33%
Class T	.58%
Class B	1.08%
Class C	1.08%
Institutional Class	.08%
Advisor Freedom 2030
Class A	.33%
Class T	.58%
Class B	1.08%
Class C	1.08%
Institutional Class	.08%
Advisor Freedom 2035
Class A	.33%
Class T	.58%
Class B	1.08%
Class C	1.08%
Institutional Class	.08%
Advisor Freedom 2040
Class A	.33%
Class T	.58%
Class B	1.08%
Class C	1.08%
Institutional Class	.08%

Semiannual Report

Fidelity Advisor Freedom Income Fund

Investment Changes

Fund Holdings as of September 30, 2004
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	3.8%	4.0%
Fidelity Advisor Equity Growth Fund Institutional Class	1.9	2.0
Fidelity Advisor Equity Income Fund Institutional Class	4.1	4.2
Fidelity Advisor Growth & Income Fund Institutional Class	3.9	3.9
Fidelity Advisor Large Cap Fund Institutional Class	3.8	4.0
Fidelity Advisor Mid-Cap Fund Institutional Class	1.2	1.2
Fidelity Advisor Small Cap Fund Institutional Class	1.3	1.3
	20.0	20.6
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	20.2	20.1
Fidelity Advisor Intermediate Bond Fund Institutional Class	20.2	20.1
	40.4	40.2
Money Market/Short-Term Funds
Fidelity Advisor Short-Fixed Income Fund Institutional Class	15.9	15.8
Fidelity Cash Reserves Fund	23.7	23.4
	39.6	39.2
	100.0%	100.0%
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2004. The current allocation is based on the fund's holdings as of September 30, 2004. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2005.

* Excluding Short-Term funds

Semiannual Report

Fidelity Advisor Freedom Income Fund

Investments September 30, 2004 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 20.0%
	Shares	Value (Note 1)
Domestic Equity Funds - 20.0%
Fidelity Advisor Dividend Growth Fund Institutional Class	158,174	$ 1,752,567
Fidelity Advisor Equity Growth Fund Institutional Class	19,622	869,435
Fidelity Advisor Equity Income Fund Institutional Class	69,186	1,860,422
Fidelity Advisor Growth & Income Fund Institutional Class	111,111	1,764,440
Fidelity Advisor Large Cap Fund Institutional Class	123,108	1,743,208
Fidelity Advisor Mid-Cap Fund Institutional Class	24,093	553,899
Fidelity Advisor Small Cap Fund Institutional Class	26,407	577,516
TOTAL EQUITY FUNDS (Cost $8,942,588)		9,121,487
Fixed-Income Funds - 40.4%

Investment Grade Fixed-Income Funds - 40.4%
Fidelity Advisor Government Investment Fund Institutional Class	917,247	9,227,505
Fidelity Advisor Intermediate Bond Fund Institutional Class	815,434	9,222,559
TOTAL FIXED-INCOME FUNDS (Cost $18,377,392)		18,450,064
Money Market/Short-Term Funds - 39.6%

Short-Term Funds - 15.9%
Fidelity Advisor Short-Fixed Income Fund Institutional Class	760,037	7,281,159
Money Market Funds - 23.7%
Fidelity Cash Reserves Fund	10,802,516	10,802,516
TOTAL MONEY MARKET/SHORT-TERM FUNDS (Cost $18,072,431)		18,083,675
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $45,392,411)		$ 45,655,226

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $45,392,411) - See accompanying schedule		$ 45,655,226
Receivable for investments sold		180
Receivable for fund shares sold		206,020
Receivable from investment adviser for expense reductions		783
Total assets		45,862,209

Liabilities
Payable to custodian bank	$ 4
Payable for investments purchased	174,123
Payable for fund shares redeemed	21,453
Accrued management fee	3,781
Distribution fees payable	24,307
Total liabilities		223,668

Net Assets		$ 45,638,541
Net Assets consist of:
Paid in capital		$ 45,366,206
Undistributed net investment income		47,920
Accumulated undistributed net realized gain (loss) on investments		(38,400)
Net unrealized appreciation (depreciation) on investments		262,815
Net Assets		$ 45,638,541

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,793,137 ÷ 855,673 shares)		$ 10.28

Maximum offering price per share (100/94.25 of $10.28)		$ 10.91
Class T: Net Asset Value and redemption price per share ($18,564,006 ÷ 1,808,047 shares)		$ 10.27

Maximum offering price per share (100/96.50 of $10.27)		$ 10.64
Class B: Net Asset Value and offering price per share ($4,375,377 ÷ 426,723 shares) A		$ 10.25

Class C: Net Asset Value and offering price per share ($13,416,670 ÷ 1,309,011 shares) A		$ 10.25

Institutional Class: Net Asset Value, offering price and redemption price per share ($489,351 ÷ 47,584 shares)		$ 10.28

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2004 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 381,816

Expenses
Management fee	$ 19,781
Distribution fees	129,515
Non-interested trustees' compensation	100
Total expenses before reductions	149,396
Expense reductions	(3,983)	145,413
Net investment income (loss)		236,403
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(38,613)
Change in net unrealized appreciation (depreciation) on underlying funds		(302,276)
Net gain (loss)		(340,889)
Net increase (decrease) in net assets resulting from operations		$ (104,486)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2004 (Unaudited)	July 24, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 236,403	$ 153,905
Net realized gain (loss)	(38,613)	38,625
Change in net unrealized appreciation (depreciation)	(302,276)	565,091
Net increase (decrease) in net assets resulting from operations	(104,486)	757,621
Distributions to shareholders from net investment income	(189,603)	(156,368)
Distributions to shareholders from net realized gain	(34,829)	-
Total distributions	(224,432)	(156,368)
Share transactions - net increase (decrease)	13,167,904	32,198,302
Total increase (decrease) in net assets	12,838,986	32,799,555

Net Assets
Beginning of period	32,799,555	-
End of period (including undistributed net investment income of $47,920 and undistributed net investment income of $1,120, respectively)	$ 45,638,541	$ 32,799,555

Financial Highlights - Class A

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 10.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.13
Net realized and unrealized gain (loss)	(.12)	.36
Total from investment operations	(.04)	.49
Distributions from net investment income	(.07)	(.09)
Distributions from net realized gain	(.01)	-
Total distributions	(.08)	(.09)
Net asset value, end of period	$ 10.28	$ 10.40
Total Return B, C, D	(.37)%	4.95%
Ratios to Average Net Assets G
Expenses before expense reductions	.35% A	.35% A
Expenses net of voluntary waivers, if any	.33% A	.33% A
Expenses net of all reductions	.33% A	.33% A
Net investment income (loss)	1.59% A	1.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,793	$ 5,009
Portfolio turnover rate	12% A	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 10.39	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.11
Net realized and unrealized gain (loss)	(.12)	.37
Total from investment operations	(.05)	.48
Distributions from net investment income	(.06)	(.09)
Distributions from net realized gain	(.01)	-
Total distributions	(.07)	(.09)
Net asset value, end of period	$ 10.27	$ 10.39
Total Return B, C, D	(.51)%	4.78%
Ratios to Average Net Assets G
Expenses before expense reductions	.60% A	.60% A
Expenses net of voluntary waivers, if any	.58% A	.58% A
Expenses net of all reductions	.58% A	.58% A
Net investment income (loss)	1.34% A	1.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,564	$ 14,535
Portfolio turnover rate	12% A	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class B

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 10.38	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.07
Net realized and unrealized gain (loss)	(.13)	.37
Total from investment operations	(.09)	.44
Distributions from net investment income	(.03)	(.06)
Distributions from net realized gain	(.01)	-
Total distributions	(.04)	(.06)
Net asset value, end of period	$ 10.25	$ 10.38
Total Return B, C, D	(.88)%	4.45%
Ratios to Average Net Assets G
Expenses before expense reductions	1.10% A	1.10% A
Expenses net of voluntary waivers, if any	1.08% A	1.08% A
Expenses net of all reductions	1.08% A	1.08% A
Net investment income (loss)	.84% A	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,375	$ 3,649
Portfolio turnover rate	12% A	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.07
Net realized and unrealized gain (loss)	(.12)	.37
Total from investment operations	(.08)	.44
Distributions from net investment income	(.03)	(.07)
Distributions from net realized gain	(.01)	-
Total distributions	(.04)	(.07)
Net asset value, end of period	$ 10.25	$ 10.37
Total Return B, C, D	(.77)%	4.39%
Ratios to Average Net Assets G
Expenses before expense reductions	1.10% A	1.10% A
Expenses net of voluntary waivers, if any	1.08% A	1.08% A
Expenses net of all reductions	1.08% A	1.08% A
Net investment income (loss)	.84% A	1.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,417	$ 9,248
Portfolio turnover rate	12% A	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 E
Net asset value, beginning of period	$ 10.41	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.14
Net realized and unrealized gain (loss)	(.13)	.37
Total from investment operations	(.04)	.51
Distributions from net investment income	(.08)	(.10)
Distributions from net realized gain	(.01)	-
Total distributions	(.09)	(.10)
Net asset value, end of period	$ 10.28	$ 10.41
Total Return B, C	(.34)%	5.16%
Ratios to Average Net Assets F
Expenses before expense reductions	.10% A	.10% A
Expenses net of voluntary waivers, if any	.08% A	.08% A
Expenses net of all reductions	.08% A	.08% A
Net investment income (loss)	1.84% A	2.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 489	$ 359
Portfolio turnover rate	12% A	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 24, 2003 (commencement of operations) to March 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Investment Changes

Fund Holdings as of September 30, 2004
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	7.6%	7.8%
Fidelity Advisor Equity Growth Fund Institutional Class	3.8	3.9
Fidelity Advisor Equity Income Fund Institutional Class	7.9	7.9
Fidelity Advisor Growth & Income Fund Institutional Class	7.7	7.7
Fidelity Advisor Large Cap Fund Institutional Class	7.6	7.8
Fidelity Advisor Mid-Cap Fund Institutional Class	2.4	2.4
Fidelity Advisor Small Cap Fund Institutional Class	2.4	2.5
	39.4	40.0
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	2.5	2.6
Fidelity Advisor Overseas Fund Institutional Class	2.5	2.6
	5.0	5.2
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.1	5.0
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	20.3	20.0
Fidelity Advisor Intermediate Bond Fund Institutional Class	20.2	20.1
	40.5	40.1
Money Market/Short-Term Funds
Fidelity Advisor Short-Fixed Income Fund Institutional Class	4.0	4.0
Fidelity Cash Reserves Fund	6.0	5.7
	10.0	9.7
	100.0%	100.0%
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2004. The current allocation is based on the fund's holdings as of September 30, 2004. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2005.

* Excluding Short-Term funds

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Investments September 30, 2004 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 44.4%
	Shares	Value (Note 1)
Domestic Equity Funds - 39.4%
Fidelity Advisor Dividend Growth Fund Institutional Class	101,872	$ 1,128,743
Fidelity Advisor Equity Growth Fund Institutional Class	12,800	567,156
Fidelity Advisor Equity Income Fund Institutional Class	43,680	1,174,562
Fidelity Advisor Growth & Income Fund Institutional Class	72,410	1,149,877
Fidelity Advisor Large Cap Fund Institutional Class	79,778	1,129,652
Fidelity Advisor Mid-Cap Fund Institutional Class	15,384	353,685
Fidelity Advisor Small Cap Fund Institutional Class	16,619	363,450
TOTAL DOMESTIC EQUITY FUNDS		5,867,125
International Equity Funds - 5.0%
Fidelity Advisor Diversified International Fund Institutional Class	22,714	380,013
Fidelity Advisor Overseas Fund Institutional Class	23,523	366,955
TOTAL INTERNATIONAL EQUITY FUNDS		746,968
TOTAL EQUITY FUNDS (Cost $6,661,333)		6,614,093
Fixed-Income Funds - 45.6%

High Yield Fixed-Income Funds - 5.1%
Fidelity Advisor High Income Advantage Fund Institutional Class	83,251	759,250
Investment Grade Fixed-Income Funds - 40.5%
Fidelity Advisor Government Investment Fund Institutional Class	300,080	3,018,808
Fidelity Advisor Intermediate Bond Fund Institutional Class	266,730	3,016,714
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		6,035,522
TOTAL FIXED-INCOME FUNDS (Cost $6,773,266)		6,794,772
Money Market/Short-Term Funds - 10.0%
	Shares	Value (Note 1)
Short-Term Funds - 4.0%
Fidelity Advisor Short-Fixed Income Fund Institutional Class	62,429	$ 598,067
Money Market Funds - 6.0%
Fidelity Cash Reserves Fund	888,012	888,012
TOTAL MONEY MARKET/SHORT-TERM FUNDS (Cost $1,486,045)		1,486,079
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $14,920,644)		$ 14,894,944

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $14,920,644) - See accompanying schedule		$ 14,894,944
Cash		28
Receivable for investments sold		55,042
Receivable for fund shares sold		108,186
Receivable from investment adviser for expense reductions		160
Total assets		15,058,360

Liabilities
Payable for investments purchased	$ 81,742
Payable for fund shares redeemed	76,769
Accrued management fee	1,183
Distribution fees payable	7,305
Total liabilities		166,999

Net Assets		$ 14,891,361
Net Assets consist of:
Paid in capital		$ 14,877,175
Undistributed net investment income		59,924
Accumulated undistributed net realized gain (loss) on investments		(20,038)
Net unrealized appreciation (depreciation) on investments		(25,700)
Net Assets		$ 14,891,361

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,891,367 ÷ 376,076 shares)		$ 10.35

Maximum offering price per share (100/94.25 of $10.35)		$ 10.98
Class T: Net Asset Value and redemption price per share ($4,626,270 ÷ 447,787 shares)		$ 10.33

Maximum offering price per share (100/96.50 of $10.33)		$ 10.70
Class B: Net Asset Value and offering price per share ($2,132,837 ÷ 207,127 shares) A		$ 10.30

Class C: Net Asset Value and offering price per share ($3,678,357 ÷ 357,041 shares) A		$ 10.30

Institutional Class: Net Asset Value, offering price and redemption price per share ($562,530 ÷ 54,267 shares)		$ 10.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2004 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 97,058

Expenses
Management fee	$ 5,254
Distribution fees	32,447
Non-interested trustees' compensation	24
Total expenses before reductions	37,725
Expense reductions	(973)	36,752
Net investment income (loss)		60,306
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(19,989)
Change in net unrealized appreciation (depreciation) on underlying funds		(86,548)
Net gain (loss)		(106,537)
Net increase (decrease) in net assets resulting from operations		$ (46,231)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2005 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2004 (Unaudited)	November 6, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 60,306	$ 18,551
Net realized gain (loss)	(19,989)	3,417
Change in net unrealized appreciation (depreciation)	(86,548)	60,848
Net increase (decrease) in net assets resulting from operations	(46,231)	82,816
Distributions to shareholders from net investment income	(10,588)	(8,568)
Distributions to shareholders from net realized gain	(3,243)	-
Total distributions	(13,831)	(8,568)
Share transactions - net increase (decrease)	8,860,676	6,016,499
Total increase (decrease) in net assets	8,800,614	6,090,747

Net Assets
Beginning of period	6,090,747	-
End of period (including undistributed net investment income of $59,924 and undistributed net investment income of $10,206, respectively)	$ 14,891,361	$ 6,090,747

Financial Highlights - Class A

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 10.49	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.09
Net realized and unrealized gain (loss)	(.20)	.46
Total from investment operations	(.12)	.55
Distributions from net investment income	(.02)	(.06)
Distributions from net realized gain	- H	-
Total distributions	(.02)	(.06)
Net asset value, end of period	$ 10.35	$ 10.49
Total Return B, C, D	(1.13)%	5.52%
Ratios to Average Net Assets G
Expenses before expense reductions	.35% A	.35% A
Expenses net of voluntary waivers, if any	.33% A	.33% A
Expenses net of all reductions	.33% A	.33% A
Net investment income (loss)	1.50% A	2.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,891	$ 1,386
Portfolio turnover rate	19% A	9% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 10.48	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.08
Net realized and unrealized gain (loss)	(.19)	.46
Total from investment operations	(.13)	.54
Distributions from net investment income	(.01)	(.06)
Distributions from net realized gain	- H	-
Total distributions	(.02)I	(.06)
Net asset value, end of period	$ 10.33	$ 10.48
Total Return B, C, D	(1.26)%	5.36%
Ratios to Average Net Assets G
Expenses before expense reductions	.60% A	.60% A
Expenses net of voluntary waivers, if any	.58% A	.58% A
Expenses net of all reductions	.58% A	.58% A
Net investment income (loss)	1.25% A	1.97% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,626	$ 2,031
Portfolio turnover rate	19% A	9% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.018 per share is comprised of distributions from net investment income of $.014 per share and distributions from net realized gain of $.004 per share.

Financial Highlights - Class B

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 10.47	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.06
Net realized and unrealized gain (loss)	(.20)	.46
Total from investment operations	(.16)	.52
Distributions from net investment income	(.01)	(.05)
Distributions from net realized gain	- H	-
Total distributions	(.01)	(.05)
Net asset value, end of period	$ 10.30	$ 10.47
Total Return B, C, D	(1.50)%	5.21%
Ratios to Average Net Assets G
Expenses before expense reductions	1.10% A	1.10% A
Expenses net of voluntary waivers, if any	1.08% A	1.08% A
Expenses net of all reductions	1.08% A	1.08% A
Net investment income (loss)	.75% A	1.47% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,133	$ 1,203
Portfolio turnover rate	19% A	9% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 10.47	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.06
Net realized and unrealized gain (loss)	(.20)	.46
Total from investment operations	(.16)	.52
Distributions from net investment income	(.01)	(.05)
Distributions from net realized gain	- H	-
Total distributions	(.01)	(.05)
Net asset value, end of period	$ 10.30	$ 10.47
Total Return B, C, D	(1.50)%	5.21%
Ratios to Average Net Assets G
Expenses before expense reductions	1.10% A	1.10% A
Expenses net of voluntary waivers, if any	1.08% A	1.08% A
Expenses net of all reductions	1.08% A	1.08% A
Net investment income (loss)	.75% A	1.47% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,678	$ 1,073
Portfolio turnover rate	19% A	9% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 E
Net asset value, beginning of period	$ 10.49	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.10
Net realized and unrealized gain (loss)	(.19)	.45
Total from investment operations	(.10)	.55
Distributions from net investment income	(.02)	(.06)
Distributions from net realized gain	- G	-
Total distributions	(.02)	(.06)
Net asset value, end of period	$ 10.37	$ 10.49
Total Return B, C	(.92) %	5.52%
Ratios to Average Net Assets F
Expenses before expense reductions	.10% A	.10% A
Expenses net of voluntary waivers, if any	.08% A	.08% A
Expenses net of all reductions	.08% A	.08% A
Net investment income (loss)	1.75% A	2.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 563	$ 397
Portfolio turnover rate	19% A	9% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 6, 2003 (commencement of operations) to March 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Investment Changes

Fund Holdings as of September 30, 2004
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	7.6%	7.9%
Fidelity Advisor Equity Growth Fund Institutional Class	3.8	4.0
Fidelity Advisor Equity Income Fund Institutional Class	8.0	8.1
Fidelity Advisor Growth & Income Fund Institutional Class	7.8	7.7
Fidelity Advisor Large Cap Fund Institutional Class	7.6	7.8
Fidelity Advisor Mid-Cap Fund Institutional Class	2.4	2.4
Fidelity Advisor Small Cap Fund Institutional Class	2.5	2.5
	39.7	40.4
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	2.6	2.7
Fidelity Advisor Overseas Fund Institutional Class	2.5	2.6
	5.1	5.3
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	5.2	5.1
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	20.2	19.8
Fidelity Advisor Intermediate Bond Fund Institutional Class	20.1	19.9
	40.3	39.7
Money Market/Short-Term Funds
Fidelity Advisor Short-Fixed Income Fund Institutional Class	3.9	3.8
Fidelity Cash Reserves Fund	5.8	5.7
	9.7	9.5
	100.0%	100.0%
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2004. The current allocation is based on the fund's holdings as of September 30, 2004. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2005.

* Excluding Short-Term funds

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Investments September 30, 2004 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 44.8%
	Shares	Value (Note 1)
Domestic Equity Funds - 39.7%
Fidelity Advisor Dividend Growth Fund Institutional Class	1,023,909	$ 11,344,909
Fidelity Advisor Equity Growth Fund Institutional Class	128,237	5,682,199
Fidelity Advisor Equity Income Fund Institutional Class	443,844	11,934,967
Fidelity Advisor Growth & Income Fund Institutional Class	724,578	11,506,306
Fidelity Advisor Large Cap Fund Institutional Class	799,827	11,325,556
Fidelity Advisor Mid-Cap Fund Institutional Class	155,186	3,567,726
Fidelity Advisor Small Cap Fund Institutional Class	169,998	3,717,867
TOTAL DOMESTIC EQUITY FUNDS		59,079,530
International Equity Funds - 5.1%
Fidelity Advisor Diversified International Fund Institutional Class	233,290	3,902,939
Fidelity Advisor Overseas Fund Institutional Class	239,878	3,742,098
TOTAL INTERNATIONAL EQUITY FUNDS		7,645,037
TOTAL EQUITY FUNDS (Cost $66,522,817)		66,724,567
Fixed-Income Funds - 45.5%

High Yield Fixed-Income Funds - 5.2%
Fidelity Advisor High Income Advantage Fund Institutional Class	847,822	7,732,140
Investment Grade Fixed-Income Funds - 40.3%
Fidelity Advisor Government Investment Fund Institutional Class	2,981,181	29,990,683
Fidelity Advisor Intermediate Bond Fund Institutional Class	2,650,174	29,973,471
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		59,964,154
TOTAL FIXED-INCOME FUNDS (Cost $67,580,828)		67,696,294
Money Market/Short-Term Funds - 9.7%
	Shares	Value (Note 1)
Short-Term Funds - 3.9%
Fidelity Advisor Short-Fixed Income Fund Institutional Class	601,828	$ 5,765,512
Money Market Funds - 5.8%
Fidelity Cash Reserves Fund	8,595,756	8,595,756
TOTAL MONEY MARKET/SHORT-TERM FUNDS (Cost $14,362,149)		14,361,268
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $148,465,794)		$ 148,782,129

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $148,465,794) - See accompanying schedule		$ 148,782,129
Cash		1
Receivable for investments sold		2,664
Receivable for fund shares sold		728,905
Receivable from investment adviser for expense reductions		2,567
Total assets		149,516,266

Liabilities
Payable for investments purchased	$ 644,813
Payable for fund shares redeemed	78,341
Accrued management fee	12,018
Distribution fees payable	64,184
Total liabilities		799,356

Net Assets		$ 148,716,910
Net Assets consist of:
Paid in capital		$ 147,740,255
Undistributed net investment income		735,769
Accumulated undistributed net realized gain (loss) on investments		(75,449)
Net unrealized appreciation (depreciation) on investments		316,335
Net Assets		$ 148,716,910

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($50,171,740 ÷ 4,662,606 shares)		$ 10.76

Maximum offering price per share (100/94.25 of $10.76)		$ 11.42
Class T: Net Asset Value and redemption price per share ($51,675,953 ÷ 4,815,236 shares)		$ 10.73

Maximum offering price per share (100/96.50 of $10.73)		$ 11.12
Class B: Net Asset Value and offering price per share ($21,394,876 ÷ 2,001,553 shares) A		$ 10.69

Class C: Net Asset Value and offering price per share ($19,576,990 ÷ 1,831,711 shares) A		$ 10.69

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,897,351 ÷ 546,677 shares)		$ 10.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2004 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,121,236

Expenses
Management fee	$ 60,687
Distribution fees	329,834
Non-interested trustees' compensation	299
Total expenses before reductions	390,820
Expense reductions	(12,342)	378,478
Net investment income (loss)		742,758
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(70,170)
Change in net unrealized appreciation (depreciation) on underlying funds		(1,618,539)
Net gain (loss)		(1,688,709)
Net increase (decrease) in net assets resulting from operations		$ (945,951)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2004 (Unaudited)	July 24, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 742,758	$ 430,765
Net realized gain (loss)	(70,170)	19,958
Change in net unrealized appreciation (depreciation)	(1,618,539)	1,934,874
Net increase (decrease) in net assets resulting from operations	(945,951)	2,385,597
Distributions to shareholders from net investment income	(246,478)	(196,312)
Distributions to shareholders from net realized gain	(20,201)	-
Total distributions	(266,679)	(196,312)
Share transactions - net increase (decrease)	59,208,885	88,531,370
Total increase (decrease) in net assets	57,996,255	90,720,655

Net Assets
Beginning of period	90,720,655	-
End of period (including undistributed net investment income of $735,769 and undistributed net investment income of $239,489, respectively)	$ 148,716,910	$ 90,720,655

Financial Highlights - Class A

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 10.92	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.16
Net realized and unrealized gain (loss)	(.21)	.83
Total from investment operations	(.13)	.99
Distributions from net investment income	(.03)	(.07)
Distributions from net realized gain	- H	-
Total distributions	(.03)	(.07)
Net asset value, end of period	$ 10.76	$ 10.92
Total Return B, C, D	(1.18)%	9.92%
Ratios to Average Net Assets G
Expenses before expense reductions	.35% A	.35% A
Expenses net of voluntary waivers, if any	.33% A	.33% A
Expenses net of all reductions	.33% A	.33% A
Net investment income (loss)	1.51% A	2.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,172	$ 32,615
Portfolio turnover rate	6% A	103% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 10.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.14
Net realized and unrealized gain (loss)	(.21)	.83
Total from investment operations	(.14)	.97
Distributions from net investment income	(.03)	(.07)
Distributions from net realized gain	- H	-
Total distributions	(.03)	(.07)
Net asset value, end of period	$ 10.73	$ 10.90
Total Return B, C, D	(1.30)%	9.72%
Ratios to Average Net Assets G
Expenses before expense reductions	.60% A	.60% A
Expenses net of voluntary waivers, if any	.58% A	.58% A
Expenses net of all reductions	.58% A	.58% A
Net investment income (loss)	1.26% A	1.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,676	$ 29,964
Portfolio turnover rate	6% A	103% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 10.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.10
Net realized and unrealized gain (loss)	(.20)	.83
Total from investment operations	(.16)	.93
Distributions from net investment income	(.02)	(.06)
Distributions from net realized gain	- H	-
Total distributions	(.02)	(.06)
Net asset value, end of period	$ 10.69	$ 10.87
Total Return B, C, D	(1.49)%	9.32%
Ratios to Average Net Assets G
Expenses before expense reductions	1.10% A	1.10% A
Expenses net of voluntary waivers, if any	1.08% A	1.08% A
Expenses net of all reductions	1.08% A	1.08% A
Net investment income (loss)	.76% A	1.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,395	$ 14,897
Portfolio turnover rate	6% A	103% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 10.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.10
Net realized and unrealized gain (loss)	(.20)	.83
Total from investment operations	(.16)	.93
Distributions from net investment income	(.02)	(.06)
Distributions from net realized gain	- H	-
Total distributions	(.02)	(.06)
Net asset value, end of period	$ 10.69	$ 10.87
Total Return B, C, D	(1.49)%	9.32%
Ratios to Average Net Assets G
Expenses before expense reductions	1.10% A	1.10% A
Expenses net of voluntary waivers, if any	1.08% A	1.08% A
Expenses net of all reductions	1.08% A	1.08% A
Net investment income (loss)	.76% A	1.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,577	$ 11,552
Portfolio turnover rate	6% A	103% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 E
Net asset value, beginning of period	$ 10.93	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.17
Net realized and unrealized gain (loss)	(.19)	.83
Total from investment operations	(.10)	1.00
Distributions from net investment income	(.03)	(.07)
Distributions from net realized gain	- G	-
Total distributions	(.04)H	(.07)
Net asset value, end of period	$ 10.79	$ 10.93
Total Return B, C	(.94)%	10.02%
Ratios to Average Net Assets F
Expenses before expense reductions	.10% A	.10% A
Expenses net of voluntary waivers, if any	.08% A	.08% A
Expenses net of all reductions	.08% A	.08% A
Net investment income (loss)	1.76% A	2.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,897	$ 1,691
Portfolio turnover rate	6% A	103% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 24, 2003 (commencement of operations) to March 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

H Total distributions of $.036 per share is comprised of distributions from net investment income of $.034 per share and distributions from net realized gain of $.002 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Investment Changes

Fund Holdings as of September 30, 2004
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	10.0%	10.2%
Fidelity Advisor Equity Growth Fund Institutional Class	5.0	5.2
Fidelity Advisor Equity Income Fund Institutional Class	10.3	10.4
Fidelity Advisor Growth & Income Fund Institutional Class	10.2	10.1
Fidelity Advisor Large Cap Fund Institutional Class	10.0	10.2
Fidelity Advisor Mid-Cap Fund Institutional Class	3.1	3.1
Fidelity Advisor Small Cap Fund Institutional Class	3.2	3.2
	51.8	52.4
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	4.2	4.3
Fidelity Advisor Overseas Fund Institutional Class	4.1	4.2
	8.3	8.5
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	6.7	6.5
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	14.7	14.4
Fidelity Advisor Intermediate Bond Fund Institutional Class	14.7	14.5
	29.4	28.9
Money Market/Short-Term Funds
Fidelity Advisor Short-Fixed Income Fund Institutional Class	1.5	1.5
Fidelity Cash Reserves Fund	2.3	2.2
	3.8	3.7
	100.0%	100.0%
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2004. The current allocation is based on the fund's holdings as of September 30, 2004. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2005.

* Excluding Short-Term funds

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Investments September 30, 2004 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 60.1%
	Shares	Value (Note 1)
Domestic Equity Funds - 51.8%
Fidelity Advisor Dividend Growth Fund Institutional Class	627,666	$ 6,954,537
Fidelity Advisor Equity Growth Fund Institutional Class	79,076	3,503,843
Fidelity Advisor Equity Income Fund Institutional Class	267,995	7,206,388
Fidelity Advisor Growth & Income Fund Institutional Class	447,310	7,103,280
Fidelity Advisor Large Cap Fund Institutional Class	491,649	6,961,754
Fidelity Advisor Mid-Cap Fund Institutional Class	94,208	2,165,843
Fidelity Advisor Small Cap Fund Institutional Class	101,923	2,229,062
TOTAL DOMESTIC EQUITY FUNDS		36,124,707
International Equity Funds - 8.3%
Fidelity Advisor Diversified International Fund Institutional Class	174,877	2,925,689
Fidelity Advisor Overseas Fund Institutional Class	181,710	2,834,678
TOTAL INTERNATIONAL EQUITY FUNDS		5,760,367
TOTAL EQUITY FUNDS (Cost $42,318,565)		41,885,074
Fixed-Income Funds - 36.1%

High Yield Fixed-Income Funds - 6.7%
Fidelity Advisor High Income Advantage Fund Institutional Class	512,102	4,670,373
Investment Grade Fixed-Income Funds - 29.4%
Fidelity Advisor Government Investment Fund Institutional Class	1,018,456	10,245,663
Fidelity Advisor Intermediate Bond Fund Institutional Class	905,297	10,238,912
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		20,484,575
TOTAL FIXED-INCOME FUNDS (Cost $25,060,904)		25,154,948
Money Market/Short-Term Funds - 3.8%
	Shares	Value (Note 1)
Short-Term Funds - 1.5%
Fidelity Advisor Short-Fixed Income Fund Institutional Class	109,937	$ 1,053,194
Money Market Funds - 2.3%
Fidelity Cash Reserves Fund	1,564,844	1,564,844
TOTAL MONEY MARKET/SHORT-TERM FUNDS (Cost $2,617,471)		2,618,038
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $69,996,940)		$ 69,658,060

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $69,996,940) - See accompanying schedule		$ 69,658,060
Cash		39
Receivable for investments sold		202,510
Receivable for fund shares sold		610,565
Receivable from investment adviser for expense reductions		658
Total assets		70,471,832
Liabilities
Payable for investments purchased	$ 483,016
Payable for fund shares redeemed	329,799
Accrued management fee	5,543
Distribution fees payable	29,537
Total liabilities		847,895
Net Assets		$ 69,623,937
Net Assets consist of:
Paid in capital		$ 69,781,727
Undistributed net investment income		208,721
Accumulated undistributed net realized gain (loss) on investments		(27,631)
Net unrealized appreciation (depreciation) on investments		(338,880)
Net Assets		$ 69,623,937

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($18,098,310 ÷ 1,741,563 shares)		$ 10.39

Maximum offering price per share (100/94.25 of $10.39)		$ 11.02
Class T: Net Asset Value and redemption price per share ($23,851,847 ÷ 2,297,891 shares)		$ 10.38

Maximum offering price per share (100/96.50 of $10.38)		$ 10.76
Class B: Net Asset Value and offering price per share ($10,943,731 ÷ 1,057,549 shares) A		$ 10.35

Class C: Net Asset Value and offering price per share ($9,993,015 ÷ 965,557 shares) A		$ 10.35

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,737,034 ÷ 646,429 shares)		$ 10.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2004 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 353,759
Interest		10
Total income		353,769
Expenses
Management fee	$ 23,502
Distribution fees	123,547
Non-interested trustees' compensation	105
Total expenses before reductions	147,154
Expense reductions	(4,161)	142,993
Net investment income (loss)		210,776
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(26,440)
Change in net unrealized appreciation (depreciation) on underlying funds		(508,255)
Net gain (loss)		(534,695)
Net increase (decrease) in net assets resulting from operations		$ (323,919)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2015 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2004 (Unaudited)	November 6, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 210,776	$ 39,142
Net realized gain (loss)	(26,440)	5,637
Change in net unrealized appreciation (depreciation)	(508,255)	169,375
Net increase (decrease) in net assets resulting from operations	(323,919)	214,154
Distributions to shareholders from net investment income	(22,965)	(18,521)
Distributions to shareholders from net realized gain	(6,538)	-
Total distributions	(29,503)	(18,521)
Share transactions - net increase (decrease)	52,032,328	17,749,398
Total increase (decrease) in net assets	51,678,906	17,945,031

Net Assets
Beginning of period	17,945,031	-
End of period (including undistributed net investment income of $208,721 and undistributed net investment income of $20,910, respectively)	$ 69,623,937	$ 17,945,031

Financial Highlights - Class A

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.07
Net realized and unrealized gain (loss)	(.23)	.56
Total from investment operations	(.17)	.63
Distributions from net investment income	(.01)	(.06)
Distributions from net realized gain	- H	-
Total distributions	(.01)	(.06)
Net asset value, end of period	$ 10.39	$ 10.57
Total Return B, C, D	(1.59)%	6.32%
Ratios to Average Net Assets G
Expenses before expense reductions	.35% A	.35% A
Expenses net of voluntary waivers, if any	.33% A	.33% A
Expenses net of all reductions	.33% A	.33% A
Net investment income (loss)	1.16% A	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,098	$ 4,773
Portfolio turnover rate	6% A	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.06
Net realized and unrealized gain (loss)	(.23)	.57
Total from investment operations	(.18)	.63
Distributions from net investment income	(.01)	(.06)
Distributions from net realized gain	- H	-
Total distributions	(.01)	(.06)
Net asset value, end of period	$ 10.38	$ 10.57
Total Return B, C, D	(1.70)%	6.27%
Ratios to Average Net Assets G
Expenses before expense reductions	.60% A	.60% A
Expenses net of voluntary waivers, if any	.58% A	.58% A
Expenses net of all reductions	.58% A	.58% A
Net investment income (loss)	.91% A	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,852	$ 5,038
Portfolio turnover rate	6% A	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.04
Net realized and unrealized gain (loss)	(.23)	.58
Total from investment operations	(.21)	.62
Distributions from net investment income	- H	(.06)
Distributions from net realized gain	- H	-
Total distributions	- H	(.06)
Net asset value, end of period	$ 10.35	$ 10.56
Total Return B, C, D	(1.95)%	6.17%
Ratios to Average Net Assets G
Expenses before expense reductions	1.10% A	1.10% A
Expenses net of voluntary waivers, if any	1.08% A	1.08% A
Expenses net of all reductions	1.08% A	1.08% A
Net investment income (loss)	.41% A	1.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,944	$ 4,259
Portfolio turnover rate	6% A	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.04
Net realized and unrealized gain (loss)	(.23)	.57
Total from investment operations	(.21)	.61
Distributions from net investment income	-	(.05)
Distributions from net realized gain	- H	-
Total distributions	- H	(.05)
Net asset value, end of period	$ 10.35	$ 10.56
Total Return B, C, D	(1.97)%	6.12%
Ratios to Average Net Assets G
Expenses before expense reductions	1.10% A	1.10% A
Expenses net of voluntary waivers, if any	1.08% A	1.08% A
Expenses net of all reductions	1.08% A	1.08% A
Net investment income (loss)	.41% A	1.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,993	$ 3,593
Portfolio turnover rate	6% A	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 E
Net asset value, beginning of period	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.09
Net realized and unrealized gain (loss)	(.23)	.56
Total from investment operations	(.16)	.65
Distributions from net investment income	(.01)	(.06)
Distributions from net realized gain	- G	-
Total distributions	(.01)	(.06)
Net asset value, end of period	$ 10.42	$ 10.59
Total Return B, C	(1.47)%	6.52%
Ratios to Average Net Assets F
Expenses before expense reductions	.10% A	.10% A
Expenses net of voluntary waivers, if any	.08% A	.08% A
Expenses net of all reductions	.08% A	.08% A
Net investment income (loss)	1.41% A	2.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,737	$ 282
Portfolio turnover rate	6% A	5% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 6, 2003 (commencement of operations) to March 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Investment Changes

Fund Holdings as of September 30, 2004
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	11.4%	11.7%
Fidelity Advisor Equity Growth Fund Institutional Class	5.7	5.9
Fidelity Advisor Equity Income Fund Institutional Class	12.0	12.0
Fidelity Advisor Growth & Income Fund Institutional Class	11.6	11.5
Fidelity Advisor Large Cap Fund Institutional Class	11.4	11.6
Fidelity Advisor Mid-Cap Fund Institutional Class	3.6	3.5
Fidelity Advisor Small Cap Fund Institutional Class	3.7	3.7
	59.4	59.9
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	5.2	5.2
Fidelity Advisor Overseas Fund Institutional Class	5.0	5.2
	10.2	10.4
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.7	7.5
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	11.4	11.1
Fidelity Advisor Intermediate Bond Fund Institutional Class	11.3	11.1
	22.7	22.2
	100.0%	100.0%
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2004. The current allocation is based on the fund's holdings as of September 30, 2004. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2005.

* Excluding Short-Term funds

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Investments September 30, 2004 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 69.6%
	Shares	Value (Note 1)
Domestic Equity Funds - 59.4%
Fidelity Advisor Dividend Growth Fund Institutional Class	2,830,429	$ 31,361,153
Fidelity Advisor Equity Growth Fund Institutional Class	354,516	15,708,612
Fidelity Advisor Equity Income Fund Institutional Class	1,225,712	32,959,389
Fidelity Advisor Growth & Income Fund Institutional Class	2,004,664	31,834,065
Fidelity Advisor Large Cap Fund Institutional Class	2,210,930	31,306,769
Fidelity Advisor Mid-Cap Fund Institutional Class	427,152	9,820,220
Fidelity Advisor Small Cap Fund Institutional Class	467,678	10,228,128
TOTAL DOMESTIC EQUITY FUNDS		163,218,336
International Equity Funds - 10.2%
Fidelity Advisor Diversified International Fund Institutional Class	850,959	14,236,546
Fidelity Advisor Overseas Fund Institutional Class	875,819	13,662,771
TOTAL INTERNATIONAL EQUITY FUNDS		27,899,317
TOTAL EQUITY FUNDS (Cost $190,594,853)		191,117,653
Fixed-Income Funds - 30.4%

High Yield Fixed-Income Funds - 7.7%
Fidelity Advisor High Income Advantage Fund Institutional Class	2,317,177	21,132,654
Investment Grade Fixed-Income Funds - 22.7%
Fidelity Advisor Government Investment Fund Institutional Class	3,097,203	31,157,862
Fidelity Advisor Intermediate Bond Fund Institutional Class	2,751,893	31,123,910
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		62,281,772
TOTAL FIXED-INCOME FUNDS (Cost $83,250,485)		83,414,426
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $273,845,338)		$ 274,532,079

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $273,845,338) - See accompanying schedule		$ 274,532,079
Cash		4,012
Receivable for investments sold		48
Receivable for fund shares sold		1,367,118
Receivable from investment adviser for expense reductions		4,763
Total assets		275,908,020

Liabilities
Payable for investments purchased	$ 1,239,661
Payable for fund shares redeemed	130,953
Accrued management fee	22,201
Distribution fees payable	112,678
Total liabilities		1,505,493

Net Assets		$ 274,402,527
Net Assets consist of:
Paid in capital		$ 272,991,538
Undistributed net investment income		770,252
Accumulated undistributed net realized gain (loss) on investments		(46,004)
Net unrealized appreciation (depreciation) on investments		686,741
Net Assets		$ 274,402,527

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($95,574,063 ÷ 8,645,136 shares)		$ 11.06

Maximum offering price per share (100/94.25 of $11.06)		$ 11.73
Class T: Net Asset Value and redemption price per share ($108,103,361 ÷ 9,790,262 shares)		$ 11.04

Maximum offering price per share (100/96.50 of $11.04)		$ 11.44
Class B: Net Asset Value and offering price per share ($36,088,831 ÷ 3,279,731 shares) A		$ 11.00

Class C: Net Asset Value and offering price per share ($25,315,157 ÷ 2,301,386 shares) A		$ 11.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,321,115 ÷ 840,655 shares)		$ 11.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2004 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,432,282

Expenses
Management fee	$ 109,707
Distribution fees	564,285
Non-interested trustees' compensation	541
Total expenses before reductions	674,533
Expense reductions	(22,140)	652,393
Net investment income (loss)		779,889
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(40,129)
Change in net unrealized appreciation (depreciation) on underlying funds		(3,758,559)
Net gain (loss)		(3,798,688)
Net increase (decrease) in net assets resulting from operations		$ (3,018,799)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2004 (Unaudited)	July 24, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 779,889	$ 621,362
Net realized gain (loss)	(40,129)	66,377
Change in net unrealized appreciation (depreciation)	(3,758,559)	4,445,300
Net increase (decrease) in net assets resulting from operations	(3,018,799)	5,133,039
Distributions to shareholders from net investment income	(288,234)	(346,934)
Distributions to shareholders from net realized gain	(68,083)	-
Total distributions	(356,317)	(346,934)
Share transactions - net increase (decrease)	111,710,062	161,281,476
Total increase (decrease) in net assets	108,334,946	166,067,581

Net Assets
Beginning of period	166,067,581	-
End of period (including undistributed net investment income of $770,252 and undistributed net investment income of $278,597, respectively)	$ 274,402,527	$ 166,067,581

Financial Highlights - Class A

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.13
Net realized and unrealized gain (loss)	(.25)	1.25
Total from investment operations	(.20)	1.38
Distributions from net investment income	(.02)	(.09)
Distributions from net realized gain	- H	-
Total distributions	(.03)I	(.09)
Net asset value, end of period	$ 11.06	$ 11.29
Total Return B, C, D	(1.81)%	13.78%
Ratios to Average Net Assets G
Expenses before expense reductions	.35% A	.35% A
Expenses net of voluntary waivers, if any	.33% A	.33% A
Expenses net of all reductions	.33% A	.33% A
Net investment income (loss)	.97% A	1.74% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95,574	$ 72,334
Portfolio turnover rate	1% A	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.025 per share is comprised of distributions from net investment income of $.021 per share and distributions from net realized gain of $.004 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.11
Net realized and unrealized gain (loss)	(.27)	1.26
Total from investment operations	(.23)	1.37
Distributions from net investment income	(.02)	(.08)
Distributions from net realized gain	- H	-
Total distributions	(.02)	(.08)
Net asset value, end of period	$ 11.04	$ 11.29
Total Return B, C, D	(2.02)%	13.73%
Ratios to Average Net Assets G
Expenses before expense reductions	.60% A	.60% A
Expenses net of voluntary waivers, if any	.58% A	.58% A
Expenses net of all reductions	.58% A	.58% A
Net investment income (loss)	.72% A	1.49% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 108,103	$ 52,310
Portfolio turnover rate	1% A	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 11.27	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.07
Net realized and unrealized gain (loss)	(.27)	1.27
Total from investment operations	(.26)	1.34
Distributions from net investment income	(.01)	(.07)
Distributions from net realized gain	- H	-
Total distributions	(.01)	(.07)
Net asset value, end of period	$ 11.00	$ 11.27
Total Return B, C, D	(2.29)%	13.37%
Ratios to Average Net Assets G
Expenses before expense reductions	1.10% A	1.10% A
Expenses net of voluntary waivers, if any	1.08% A	1.08% A
Expenses net of all reductions	1.08% A	1.08% A
Net investment income (loss)	.22% A	.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,089	$ 23,274
Portfolio turnover rate	1% A	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 11.26	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.07
Net realized and unrealized gain (loss)	(.26)	1.26
Total from investment operations	(.25)	1.33
Distributions from net investment income	(.01)	(.07)
Distributions from net realized gain	- H	-
Total distributions	(.01)	(.07)
Net asset value, end of period	$ 11.00	$ 11.26
Total Return B, C, D	(2.20)%	13.32%
Ratios to Average Net Assets G
Expenses before expense reductions	1.10% A	1.10% A
Expenses net of voluntary waivers, if any	1.08% A	1.08% A
Expenses net of all reductions	1.08% A	1.08% A
Net investment income (loss)	.22% A	.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,315	$ 15,871
Portfolio turnover rate	1% A	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 E
Net asset value, beginning of period	$ 11.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.07	.15
Net realized and unrealized gain (loss)	(.26)	1.25
Total from investment operations	(.19)	1.40
Distributions from net investment income	(.03)	(.09)
Distributions from net realized gain	- G	-
Total distributions	(.03)	(.09)
Net asset value, end of period	$ 11.09	$ 11.31
Total Return B, C	(1.68)%	14.03%
Ratios to Average Net Assets F
Expenses before expense reductions	.10% A	.10% A
Expenses net of voluntary waivers, if any	.08% A	.08% A
Expenses net of all reductions	.08% A	.08% A
Net investment income (loss)	1.22% A	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,321	$ 2,278
Portfolio turnover rate	1% A	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 24, 2003 (commencement of operations) to March 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Investment Changes

Fund Holdings as of September 30, 2004
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	12.6%	12.9%
Fidelity Advisor Equity Growth Fund Institutional Class	6.4	6.5
Fidelity Advisor Equity Income Fund Institutional Class	13.1	13.1
Fidelity Advisor Growth & Income Fund Institutional Class	12.9	12.8
Fidelity Advisor Large Cap Fund Institutional Class	12.7	12.8
Fidelity Advisor Mid-Cap Fund Institutional Class	3.9	3.9
Fidelity Advisor Small Cap Fund Institutional Class	4.1	4.0
	65.7	66.0
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	5.9	6.0
Fidelity Advisor Overseas Fund Institutional Class	5.7	5.9
	11.6	11.9
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.7	7.5
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	7.5	7.3
Fidelity Advisor Intermediate Bond Fund Institutional Class	7.5	7.3
	15.0	14.6
	100.0%	100.0%
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2004. The current allocation is based on the fund's holdings as of September 30, 2004. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2005.

* Excluding Short-Term funds

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Investments September 30, 2004 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 77.3%
	Shares	Value (Note 1)
Domestic Equity Funds - 65.7%
Fidelity Advisor Dividend Growth Fund Institutional Class	431,015	$ 4,775,644
Fidelity Advisor Equity Growth Fund Institutional Class	54,451	2,412,729
Fidelity Advisor Equity Income Fund Institutional Class	183,788	4,942,055
Fidelity Advisor Growth & Income Fund Institutional Class	306,895	4,873,500
Fidelity Advisor Large Cap Fund Institutional Class	337,676	4,781,487
Fidelity Advisor Mid-Cap Fund Institutional Class	64,597	1,485,096
Fidelity Advisor Small Cap Fund Institutional Class	69,964	1,530,110
TOTAL DOMESTIC EQUITY FUNDS		24,800,621
International Equity Funds - 11.6%
Fidelity Advisor Diversified International Fund Institutional Class	133,463	2,232,830
Fidelity Advisor Overseas Fund Institutional Class	138,985	2,168,162
TOTAL INTERNATIONAL EQUITY FUNDS		4,400,992
TOTAL EQUITY FUNDS (Cost $29,414,294)		29,201,613
Fixed-Income Funds - 22.7%

High Yield Fixed-Income Funds - 7.7%
Fidelity Advisor High Income Advantage Fund Institutional Class	317,521	2,895,788
Investment Grade Fixed-Income Funds - 15.0%
Fidelity Advisor Government Investment Fund Institutional Class	281,630	2,833,196
Fidelity Advisor Intermediate Bond Fund Institutional Class	250,351	2,831,475
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		5,664,671
TOTAL FIXED-INCOME FUNDS (Cost $8,529,319)		8,560,459
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $37,943,613)		$ 37,762,072

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $37,943,613) - See accompanying schedule		$ 37,762,072
Cash		46
Receivable for fund shares sold		479,385
Receivable from investment adviser for expense reductions		303
Total assets		38,241,806
Liabilities
Payable for investments purchased	$ 472,233
Payable for fund shares redeemed	7,023
Accrued management fee	2,926
Distribution fees payable	17,880
Total liabilities		500,062
Net Assets		$ 37,741,744
Net Assets consist of:
Paid in capital		$ 37,907,900
Undistributed net investment income		38,693
Accumulated undistributed net realized gain (loss) on investments		(23,308)
Net unrealized appreciation (depreciation) on investments		(181,541)
Net Assets		$ 37,741,744

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($10,955,389 ÷ 1,050,527 shares)		$ 10.43

Maximum offering price per share (100/94.25 of $10.43)		$ 11.07
Class T: Net Asset Value and redemption price per share ($11,879,944 ÷ 1,137,483 shares)		$ 10.44

Maximum offering price per share (100/96.50 of $10.44)		$ 10.82
Class B: Net Asset Value and offering price per share ($8,096,172 ÷ 780,204 shares) A		$ 10.38

Class C: Net Asset Value and offering price per share ($6,183,146 ÷ 595,700 shares) A		$ 10.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($627,093 ÷ 59,970 shares)		$ 10.46

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2004 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 125,267
Interest		19
Total income		125,286

Expenses
Management fee	$ 11,938
Distribution fees	75,838
Non-interested trustees' compensation	53
Total expenses before reductions	87,829
Expense reductions	(2,050)	85,779
Net investment income (loss)		39,507
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(22,071)
Change in net unrealized appreciation (depreciation) on underlying funds		(322,993)
Net gain (loss)		(345,064)
Net increase (decrease) in net assets resulting from operations		$ (305,557)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2025 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2004 (Unaudited)	November 6, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39,507	$ 17,856
Net realized gain (loss)	(22,071)	488
Change in net unrealized appreciation (depreciation)	(322,993)	141,452
Net increase (decrease) in net assets resulting from operations	(305,557)	159,796
Distributions to shareholders from net investment income	(6,932)	(11,834)
Distributions to shareholders from net realized gain	(1,630)	-
Total distributions	(8,562)	(11,834)
Share transactions - net increase (decrease)	28,085,723	9,822,178
Total increase (decrease) in net assets	27,771,604	9,970,140

Net Assets
Beginning of period	9,970,140	-
End of period (including undistributed net investment income of $38,693 and undistributed net investment income of $6,118, respectively)	$ 37,741,744	$ 9,970,140

Financial Highlights - Class A

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 10.67	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.06
Net realized and unrealized gain (loss)	(.27)	.67
Total from investment operations	(.23)	.73
Distributions from net investment income	(.01)	(.06)
Distributions from net realized gain	- H	-
Total distributions	(.01)	(.06)
Net asset value, end of period	$ 10.43	$ 10.67
Total Return B, C, D	(2.16)%	7.32%
Ratios to Average Net Assets G
Expenses before expense reductions	.35% A	.35% A
Expenses net of voluntary waivers, if any	.33% A	.33% A
Expenses net of all reductions	.33% A	.33% A
Net investment income (loss)	.71% A	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,955	$ 2,284
Portfolio turnover rate	9% A	6% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.05
Net realized and unrealized gain (loss)	(.26)	.70
Total from investment operations	(.24)	.75
Distributions from net investment income	(.01)	(.06)
Distributions from net realized gain	- H	-
Total distributions	(.01)	(.06)
Net asset value, end of period	$ 10.44	$ 10.69
Total Return B, C, D	(2.26)%	7.52%
Ratios to Average Net Assets G
Expenses before expense reductions	.60% A	.60% A
Expenses net of voluntary waivers, if any	.58% A	.58% A
Expenses net of all reductions	.58% A	.58% A
Net investment income (loss)	.46% A	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,880	$ 2,556
Portfolio turnover rate	9% A	6% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- H	.03
Net realized and unrealized gain (loss)	(.26)	.67
Total from investment operations	(.26)	.70
Distributions from net investment income	- H	(.06)
Distributions from net realized gain	- H	-
Total distributions	- H	(.06)
Net asset value, end of period	$ 10.38	$ 10.64
Total Return B, C, D	(2.42)%	6.97%
Ratios to Average Net Assets G
Expenses before expense reductions	1.10% A	1.10% A
Expenses net of voluntary waivers, if any	1.08% A	1.08% A
Expenses net of all reductions	1.08% A	1.08% A
Net investment income (loss)	(.04)% A	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,096	$ 2,771
Portfolio turnover rate	9% A	6% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 10.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- H	.03
Net realized and unrealized gain (loss)	(.27)	.67
Total from investment operations	(.27)	.70
Distributions from net investment income	-	(.05)
Distributions from net realized gain	- H	-
Total distributions	- H	(.05)
Net asset value, end of period	$ 10.38	$ 10.65
Total Return B, C, D	(2.53)%	7.02%
Ratios to Average Net Assets G
Expenses before expense reductions	1.10% A	1.10% A
Expenses net of voluntary waivers, if any	1.08% A	1.08% A
Expenses net of all reductions	1.08% A	1.08% A
Net investment income (loss)	(.04)% A	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,183	$ 2,137
Portfolio turnover rate	9% A	6% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 E
Net asset value, beginning of period	$ 10.68	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.08
Net realized and unrealized gain (loss)	(.26)	.66
Total from investment operations	(.21)	.74
Distributions from net investment income	(.01)	(.06)
Distributions from net realized gain	- G	-
Total distributions	(.01)	(.06)
Net asset value, end of period	$ 10.46	$ 10.68
Total Return B, C	(1.95)%	7.42%
Ratios to Average Net Assets F
Expenses before expense reductions	.10% A	.10% A
Expenses net of voluntary waivers, if any	.08% A	.08% A
Expenses net of all reductions	.08% A	.08% A
Net investment income (loss)	.96% A	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 627	$ 222
Portfolio turnover rate	9% A	6% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 6, 2003 (commencement of operations) to March 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Investment Changes

Fund Holdings as of September 30, 2004
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	13.4%	13.6%
Fidelity Advisor Equity Growth Fund Institutional Class	6.7	6.8
Fidelity Advisor Equity Income Fund Institutional Class	14.0	13.9
Fidelity Advisor Growth & Income Fund Institutional Class	13.5	13.4
Fidelity Advisor Large Cap Fund Institutional Class	13.3	13.5
Fidelity Advisor Mid-Cap Fund Institutional Class	4.2	4.1
Fidelity Advisor Small Cap Fund Institutional Class	4.4	4.3
	69.5	69.6
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	6.5	6.6
Fidelity Advisor Overseas Fund Institutional Class	6.2	6.5
	12.7	13.1
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	7.7	7.5
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	5.1	4.9
Fidelity Advisor Intermediate Bond Fund Institutional Class	5.0	4.9
	10.1	9.8
	100.0%	100.0%
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2004. The current allocation is based on the fund's holdings as of September 30, 2004. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2005.

* Excluding Short-Term funds

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Investments September 30, 2004 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.2%
	Shares	Value (Note 1)
Domestic Equity Funds - 69.5%
Fidelity Advisor Dividend Growth Fund Institutional Class	1,591,942	$ 17,638,715
Fidelity Advisor Equity Growth Fund Institutional Class	199,240	8,828,304
Fidelity Advisor Equity Income Fund Institutional Class	688,635	18,517,401
Fidelity Advisor Growth & Income Fund Institutional Class	1,127,141	17,899,000
Fidelity Advisor Large Cap Fund Institutional Class	1,242,816	17,598,272
Fidelity Advisor Mid-Cap Fund Institutional Class	239,993	5,517,446
Fidelity Advisor Small Cap Fund Institutional Class	262,722	5,745,720
TOTAL DOMESTIC EQUITY FUNDS		91,744,858
International Equity Funds - 12.7%
Fidelity Advisor Diversified International Fund Institutional Class	512,797	8,579,093
Fidelity Advisor Overseas Fund Institutional Class	528,154	8,239,197
TOTAL INTERNATIONAL EQUITY FUNDS		16,818,290
TOTAL EQUITY FUNDS (Cost $108,427,570)		108,563,148
Fixed-Income Funds - 17.8%

High Yield Fixed-Income Funds - 7.7%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,122,159	10,234,090
Investment Grade Fixed-Income Funds - 10.1%
Fidelity Advisor Government Investment Fund Institutional Class	662,127	6,661,002
Fidelity Advisor Intermediate Bond Fund Institutional Class	588,475	6,655,654
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		13,316,656
TOTAL FIXED-INCOME FUNDS (Cost $23,584,657)		23,550,746
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $132,012,227)		$ 132,113,894

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $132,012,227) - See accompanying schedule		$ 132,113,894
Receivable for fund shares sold		1,127,294
Receivable from investment adviser for expense reductions		2,319
Total assets		133,243,507

Liabilities
Payable for investments purchased	$ 1,062,748
Payable for fund shares redeemed	64,071
Accrued management fee	10,645
Distribution fees payable	56,447
Total liabilities		1,193,911

Net Assets		$ 132,049,596
Net Assets consist of:
Paid in capital		$ 131,814,925
Undistributed net investment income		141,633
Accumulated undistributed net realized gain (loss) on investments		(8,629)
Net unrealized appreciation (depreciation) on investments		101,667
Net Assets		$ 132,049,596

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($40,467,149 ÷ 3,610,597 shares)		$ 11.21

Maximum offering price per share (100/94.25 of $11.21)		$ 11.89
Class T: Net Asset Value and redemption price per share ($52,549,147 ÷ 4,699,500 shares)		$ 11.18

Maximum offering price per share (100/96.50 of $11.18)		$ 11.59
Class B: Net Asset Value and offering price per share ($19,183,180 ÷ 1,722,434 shares) A		$ 11.14

Class C: Net Asset Value and offering price per share ($14,267,834 ÷ 1,281,030 shares) A		$ 11.14

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,582,286 ÷ 497,305 shares)		$ 11.23

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2004 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 468,217

Expenses
Management fee	$ 52,014
Distribution fees	281,895
Non-interested trustees' compensation	255
Total expenses before reductions	334,164
Expense reductions	(10,560)	323,604
Net investment income (loss)		144,613
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(5,126)
Change in net unrealized appreciation (depreciation) on underlying funds		(2,207,945)
Net gain (loss)		(2,213,071)
Net increase (decrease) in net assets resulting from operations		$ (2,068,458)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2004 (Unaudited)	July 24, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 144,613	$ 228,370
Net realized gain (loss)	(5,126)	13,865
Change in net unrealized appreciation (depreciation)	(2,207,945)	2,309,612
Net increase (decrease) in net assets resulting from operations	(2,068,458)	2,551,847
Distributions to shareholders from net investment income	(57,452)	(174,903)
Distributions to shareholders from net realized gain	(16,363)	-
Total distributions	(73,815)	(174,903)
Share transactions - net increase (decrease)	56,130,750	75,684,175
Total increase (decrease) in net assets	53,988,477	78,061,119

Net Assets
Beginning of period	78,061,119	-
End of period (including undistributed net investment income of $141,633 and undistributed net investment income of $54,472, respectively)	$ 132,049,596	$ 78,061,119

Financial Highlights - Class A

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 11.48	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.11
Net realized and unrealized gain (loss)	(.29)	1.46
Total from investment operations	(.26)	1.57
Distributions from net investment income	(.01)	(.09)
Distributions from net realized gain	- H	-
Total distributions	(.01)	(.09)
Net asset value, end of period	$ 11.21	$ 11.48
Total Return B, C, D	(2.24)%	15.68%
Ratios to Average Net Assets G
Expenses before expense reductions	.35% A	.35% A
Expenses net of voluntary waivers, if any	.33% A	.33% A
Expenses net of all reductions	.33% A	.33% A
Net investment income (loss)	.56% A	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,467	$ 27,879
Portfolio turnover rate	1% A	2% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 11.47	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.09
Net realized and unrealized gain (loss)	(.30)	1.46
Total from investment operations	(.28)	1.55
Distributions from net investment income	(.01)	(.08)
Distributions from net realized gain	- H	-
Total distributions	(.01)	(.08)
Net asset value, end of period	$ 11.18	$ 11.47
Total Return B, C, D	(2.44)%	15.53%
Ratios to Average Net Assets G
Expenses before expense reductions	.60% A	.60% A
Expenses net of voluntary waivers, if any	.58% A	.58% A
Expenses net of all reductions	.58% A	.58% A
Net investment income (loss)	.32% A	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,549	$ 27,201
Portfolio turnover rate	1% A	2% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 11.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.05
Net realized and unrealized gain (loss)	(.29)	1.46
Total from investment operations	(.30)	1.51
Distributions from net investment income	-	(.07)
Distributions from net realized gain	- H	-
Total distributions	- H	(.07)
Net asset value, end of period	$ 11.14	$ 11.44
Total Return B, C, D	(2.60)%	15.12%
Ratios to Average Net Assets G
Expenses before expense reductions	1.10% A	1.10% A
Expenses net of voluntary waivers, if any	1.08% A	1.08% A
Expenses net of all reductions	1.08% A	1.08% A
Net investment income (loss)	(.18)% A	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,183	$ 12,229
Portfolio turnover rate	1% A	2% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 11.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.05
Net realized and unrealized gain (loss)	(.29)	1.46
Total from investment operations	(.30)	1.51
Distributions from net investment income	-	(.07)
Distributions from net realized gain	- H	-
Total distributions	- H	(.07)
Net asset value, end of period	$ 11.14	$ 11.44
Total Return B, C, D	(2.60)%	15.12%
Ratios to Average Net Assets G
Expenses before expense reductions	1.10% A	1.10% A
Expenses net of voluntary waivers, if any	1.08% A	1.08% A
Expenses net of all reductions	1.08% A	1.08% A
Net investment income (loss)	(.18)% A	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,268	$ 9,722
Portfolio turnover rate	1% A	2% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 E
Net asset value, beginning of period	$ 11.49	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.05	.13
Net realized and unrealized gain (loss)	(.29)	1.45
Total from investment operations	(.24)	1.58
Distributions from net investment income	(.02)	(.09)
Distributions from net realized gain	- G	-
Total distributions	(.02)	(.09)
Net asset value, end of period	$ 11.23	$ 11.49
Total Return B, C	(2.10)%	15.83%
Ratios to Average Net Assets F
Expenses before expense reductions	.10% A	.10% A
Expenses net of voluntary waivers, if any	.08% A	.08% A
Expenses net of all reductions	.08% A	.07% A
Net investment income (loss)	.82% A	1.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,582	$ 1,030
Portfolio turnover rate	1% A	2% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 24, 2003 (commencement of operations) to March 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund

Semiannual Report

Investment Changes

Fund Holdings as of September 30, 2004
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	13.4%	13.6%
Fidelity Advisor Equity Growth Fund Institutional Class	6.7	6.8
Fidelity Advisor Equity Income Fund Institutional Class	13.9	13.8
Fidelity Advisor Growth & Income Fund Institutional Class	13.6	13.5
Fidelity Advisor Large Cap Fund Institutional Class	13.4	13.5
Fidelity Advisor Mid-Cap Fund Institutional Class	4.2	4.1
Fidelity Advisor Small Cap Fund Institutional Class	4.3	4.3
	69.5	69.6
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	7.7	7.8
Fidelity Advisor Overseas Fund Institutional Class	7.4	7.7
	15.1	15.5
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	10.3	9.9
Investment Grade Fixed-Income Funds
Fidelity Advisor Government Investment Fund Institutional Class	2.6	2.5
Fidelity Advisor Intermediate Bond Fund Institutional Class	2.5	2.5
	5.1	5.0
	100.0%	100.0%
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2004. The current allocation is based on the fund's holdings as of September 30, 2004. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2005.

* Excluding Short-Term funds

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Investments September 30, 2004 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 84.6%
	Shares	Value (Note 1)
Domestic Equity Funds - 69.5%
Fidelity Advisor Dividend Growth Fund Institutional Class	213,845	$ 2,369,406
Fidelity Advisor Equity Growth Fund Institutional Class	26,946	1,193,986
Fidelity Advisor Equity Income Fund Institutional Class	91,285	2,454,658
Fidelity Advisor Growth & Income Fund Institutional Class	152,083	2,415,077
Fidelity Advisor Large Cap Fund Institutional Class	167,364	2,369,881
Fidelity Advisor Mid-Cap Fund Institutional Class	32,037	736,532
Fidelity Advisor Small Cap Fund Institutional Class	34,780	760,648
TOTAL DOMESTIC EQUITY FUNDS		12,300,188
International Equity Funds - 15.1%
Fidelity Advisor Diversified International Fund Institutional Class	81,472	1,363,019
Fidelity Advisor Overseas Fund Institutional Class	84,752	1,322,131
TOTAL INTERNATIONAL EQUITY FUNDS		2,685,150
TOTAL EQUITY FUNDS (Cost $15,057,072)		14,985,338
Fixed-Income Funds - 15.4%

High Yield Fixed-Income Funds - 10.3%
Fidelity Advisor High Income Advantage Fund Institutional Class	198,777	1,812,848
Investment Grade Fixed-Income Funds - 5.1%
Fidelity Advisor Government Investment Fund Institutional Class	45,076	453,460
Fidelity Advisor Intermediate Bond Fund Institutional Class	40,073	453,221
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		906,681
TOTAL FIXED-INCOME FUNDS (Cost $2,721,228)		2,719,529
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $17,778,300)		$ 17,704,867

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $17,778,300) - See accompanying schedule		$ 17,704,867
Cash		32
Receivable for fund shares sold		174,932
Receivable from investment adviser for expense reductions		147
Total assets		17,879,978
Liabilities
Payable for investments purchased	$ 169,104
Payable for fund shares redeemed	5,686
Accrued management fee	1,364
Distribution fees payable	7,931
Total liabilities		184,085
Net Assets		$ 17,695,893
Net Assets consist of:
Paid in capital		$ 17,770,245
Undistributed net investment income		12,195
Accumulated undistributed net realized gain (loss) on investments		(13,114)
Net unrealized appreciation (depreciation) on investments		(73,433)
Net Assets		$ 17,695,893

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,871,493 ÷ 561,843 shares)		$ 10.45

Maximum offering price per share (100/94.25 of $10.45)		$ 11.09
Class T: Net Asset Value and redemption price per share ($5,408,703 ÷ 519,031 shares)		$ 10.42

Maximum offering price per share (100/96.50 of $10.42)		$ 10.80
Class B: Net Asset Value and offering price per share ($3,516,181 ÷ 338,844 shares) A		$ 10.38

Class C: Net Asset Value and offering price per share ($2,591,648 ÷ 249,489 shares) A		$ 10.39

Institutional Class: Net Asset Value, offering price and redemption price per share ($307,868 ÷ 29,426 shares)		$ 10.46

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2004 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 51,086
Interest		6
Total income		51,092

Expenses
Management fee	$ 5,690
Distribution fees	33,229
Non-interested trustees' compensation	26
Total expenses before reductions	38,945
Expense reductions	(977)	37,968
Net investment income (loss)		13,124
Realized and Unrealized Gain (Loss) Realized gain (loss) on sales of underlying fund shares		(12,747)
Change in net unrealized appreciation (depreciation) on underlying funds		(173,815)
Net gain (loss)		(186,562)
Net increase (decrease) in net assets resulting from operations		$ (173,438)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2035 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2004 (Unaudited)	November 6, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,124	$ 13,710
Net realized gain (loss)	(12,747)	450
Change in net unrealized appreciation (depreciation)	(173,815)	100,382
Net increase (decrease) in net assets resulting from operations	(173,438)	114,542
Distributions to shareholders from net investment income	(2,672)	(11,997)
Distributions to shareholders from net realized gain	(788)	-
Total distributions	(3,460)	(11,997)
Share transactions - net increase (decrease)	12,713,574	5,056,672
Total increase (decrease) in net assets	12,536,676	5,159,217

Net Assets
Beginning of period	5,159,217	-
End of period (including undistributed net investment income of $12,195 and undistributed net investment income of $1,743, respectively)	$ 17,695,893	$ 5,159,217

Financial Highlights - Class A

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 10.70	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.07
Net realized and unrealized gain (loss)	(.27)	.72
Total from investment operations	(.24)	.79
Distributions from net investment income	(.01)	(.09)
Distributions from net realized gain	-H	-
Total distributions	(.01)	(.09)
Net asset value, end of period	$ 10.45	$ 10.70
Total Return B, C, D	(2.27)%	7.88%
Ratios to Average Net Assets G
Expenses before expense reductions	.35% A	.35% A
Expenses net of voluntary waivers, if any	.33% A	.33% A
Expenses net of all reductions	.33% A	.33% A
Net investment income (loss)	.56% A	1.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,871	$ 1,884
Portfolio turnover rate	7% A	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 10.69	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.06
Net realized and unrealized gain (loss)	(.28)	.71
Total from investment operations	(.26)	.77
Distributions from net investment income	- H	(.08)
Distributions from net realized gain	- H	-
Total distributions	(.01)I	(.08)
Net asset value, end of period	$ 10.42	$ 10.69
Total Return B, C, D	(2.48)%	7.73%
Ratios to Average Net Assets G
Expenses before expense reductions	.60% A	.60% A
Expenses net of voluntary waivers, if any	.58% A	.58% A
Expenses net of all reductions	.58% A	.58% A
Net investment income (loss)	.31% A	1.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,409	$ 1,047
Portfolio turnover rate	7% A	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.005 per share is comprised of distributions from net investment income of $.004 per share and distributions from net realized gain of $.001 per share.

Financial Highlights - Class B

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 10.67	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.04
Net realized and unrealized gain (loss)	(.28)	.71
Total from investment operations	(.29)	.75
Distributions from net investment income	-	(.08)
Distributions from net realized gain	- H	-
Total distributions	- H	(.08)
Net asset value, end of period	$ 10.38	$ 10.67
Total Return B, C, D	(2.71)%	7.48%
Ratios to Average Net Assets G
Expenses before expense reductions	1.10% A	1.10% A
Expenses net of voluntary waivers, if any	1.08% A	1.08% A
Expenses net of all reductions	1.08% A	1.08% A
Net investment income (loss)	(.19)% A	1.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,516	$ 1,123
Portfolio turnover rate	7% A	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 10.68	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.04
Net realized and unrealized gain (loss)	(.28)	.72
Total from investment operations	(.29)	.76
Distributions from net investment income	-	(.08)
Distributions from net realized gain	- H	-
Total distributions	- H	(.08)
Net asset value, end of period	$ 10.39	$ 10.68
Total Return B, C, D	(2.71)%	7.58%
Ratios to Average Net Assets G
Expenses before expense reductions	1.10% A	1.10% A
Expenses net of voluntary waivers, if any	1.08% A	1.08% A
Expenses net of all reductions	1.08% A	1.08% A
Net investment income (loss)	(.19)% A	1.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,592	$ 890
Portfolio turnover rate	7% A	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 6, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 E
Net asset value, beginning of period	$ 10.71	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.08
Net realized and unrealized gain (loss)	(.28)	.72
Total from investment operations	(.24)	.80
Distributions from net investment income	(.01)	(.09)
Distributions from net realized gain	- G	-
Total distributions	(.01)	(.09)
Net asset value, end of period	$ 10.46	$ 10.71
Total Return B, C	(2.25)%	7.98%
Ratios to Average Net Assets F
Expenses before expense reductions	.10% A	.10% A
Expenses net of voluntary waivers, if any	.08% A	.08% A
Expenses net of all reductions	.08% A	.08% A
Net investment income (loss)	.81% A	2.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 308	$ 216
Portfolio turnover rate	7% A	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 6, 2003 (commencement of operations) to March 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Investment Changes

Fund Holdings as of September 30, 2004
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Fidelity Advisor Dividend Growth Fund Institutional Class	14.3%	14.5%
Fidelity Advisor Equity Growth Fund Institutional Class	7.2	7.3
Fidelity Advisor Equity Income Fund Institutional Class	15.0	14.9
Fidelity Advisor Growth & Income Fund Institutional Class	14.5	14.3
Fidelity Advisor Large Cap Fund Institutional Class	14.3	14.5
Fidelity Advisor Mid-Cap Fund Institutional Class	4.5	4.4
Fidelity Advisor Small Cap Fund Institutional Class	4.6	4.6
	74.4	74.5
International Equity Funds
Fidelity Advisor Diversified International Fund Institutional Class	7.8	7.8
Fidelity Advisor Overseas Fund Institutional Class	7.5	7.8
	15.3	15.6
High Yield Fixed-Income Funds
Fidelity Advisor High Income Advantage Fund Institutional Class	10.3	9.9
	100.0%	100.0%
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2004. The current allocation is based on the fund's holdings as of September 30, 2004. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2005.

* Excluding Short-Term funds

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Investments September 30, 2004 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 89.7%
	Shares	Value (Note 1)
Domestic Equity Funds - 74.4%
Fidelity Advisor Dividend Growth Fund Institutional Class	1,094,031	$ 12,121,868
Fidelity Advisor Equity Growth Fund Institutional Class	137,195	6,079,117
Fidelity Advisor Equity Income Fund Institutional Class	472,419	12,703,358
Fidelity Advisor Growth & Income Fund Institutional Class	775,898	12,321,260
Fidelity Advisor Large Cap Fund Institutional Class	855,320	12,111,331
Fidelity Advisor Mid-Cap Fund Institutional Class	165,536	3,805,661
Fidelity Advisor Small Cap Fund Institutional Class	180,330	3,943,812
TOTAL DOMESTIC EQUITY FUNDS		63,086,407
International Equity Funds - 15.3%
Fidelity Advisor Diversified International Fund Institutional Class	394,034	6,592,183
Fidelity Advisor Overseas Fund Institutional Class	406,808	6,346,205
TOTAL INTERNATIONAL EQUITY FUNDS		12,938,388
TOTAL EQUITY FUNDS (Cost $75,916,211)		76,024,795
Fixed-Income Funds - 10.3%

High Yield Fixed-Income Funds - 10.3%
Fidelity Advisor High Income Advantage Fund Institutional Class (Cost $8,772,444)	957,765	8,734,819
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $84,688,655)		$ 84,759,614
Income Tax Information
At March 31, 2004, the fund had a capital loss carryforward of approximately $105, all of which will expire on March 31, 2012.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

September 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $84,688,655) - See accompanying schedule		$ 84,759,614
Cash		1,015
Receivable for investments sold		3,873
Receivable for fund shares sold		460,243
Receivable from investment adviser for expense reductions		1,493
Total assets		85,226,238

Liabilities
Payable for investments purchased	$ 412,987
Payable for fund shares redeemed	51,925
Accrued management fee	6,830
Distribution fees payable	39,539
Total liabilities		511,281

Net Assets		$ 84,714,957
Net Assets consist of:
Paid in capital		$ 84,683,262
Undistributed net investment income		17,892
Accumulated undistributed net realized gain (loss) on investments		(57,156)
Net unrealized appreciation (depreciation) on investments		70,959
Net Assets		$ 84,714,957

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($18,264,057 ÷ 1,612,634 shares)		$ 11.33

Maximum offering price per share (100/94.25 of $11.33)		$ 12.02
Class T: Net Asset Value and redemption price per share ($38,018,131 ÷ 3,365,465 shares)		$ 11.30

Maximum offering price per share (100/96.50 of $11.30)		$ 11.71
Class B: Net Asset Value and offering price per share ($11,901,488 ÷ 1,058,306 shares) A		$ 11.25

Class C: Net Asset Value and offering price per share ($13,411,239 ÷ 1,192,991 shares) A		$ 11.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,120,042 ÷ 275,002 shares)		$ 11.35

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

Six months ended September 30, 2004 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 242,046

Expenses
Management fee	$ 32,626
Distribution fees	193,582
Non-interested trustees' compensation	157
Total expenses before reductions	226,365
Expense reductions	(6,584)	219,781
Net investment income (loss)		22,265
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(54,415)
Change in net unrealized appreciation (depreciation) on underlying funds		(1,315,758)
Net gain (loss)		(1,370,173)
Net increase (decrease) in net assets resulting from operations		$ (1,347,908)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2004 (Unaudited)	July 24, 2003 (commencement of operations) to March 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,265	$ 127,323
Net realized gain (loss)	(54,415)	(2,741)
Change in net unrealized appreciation (depreciation)	(1,315,758)	1,386,717
Net increase (decrease) in net assets resulting from operations	(1,347,908)	1,511,299
Distributions to shareholders from net investment income	(15,236)	(116,460)
Share transactions - net increase (decrease)	42,736,709	41,946,553
Total increase (decrease) in net assets	41,373,565	43,341,392

Net Assets
Beginning of period	43,341,392	-
End of period (including undistributed net investment income of $17,892 and undistributed net investment income of $10,863, respectively)	$ 84,714,957	$ 43,341,392

Financial Highlights - Class A

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 11.62	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.12
Net realized and unrealized gain (loss)	(.30)	1.60
Total from investment operations	(.28)	1.72
Distributions from net investment income	(.01)	(.10)
Net asset value, end of period	$ 11.33	$ 11.62
Total Return B, C, D	(2.43)%	17.19%
Ratios to Average Net Assets G
Expenses before expense reductions	.35% A	.35% A
Expenses net of voluntary waivers, if any	.33% A	.33% A
Expenses net of all reductions	.33% A	.33% A
Net investment income (loss)	.41% A	1.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,264	$ 9,666
Portfolio turnover rate	4% A	3% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 11.60	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.10
Net realized and unrealized gain (loss)	(.31)	1.59
Total from investment operations	(.30)	1.69
Distributions from net investment income	- H	(.09)
Net asset value, end of period	$ 11.30	$ 11.60
Total Return B, C, D	(2.56)%	16.93%
Ratios to Average Net Assets G
Expenses before expense reductions	.60% A	.60% A
Expenses net of voluntary waivers, if any	.58% A	.58% A
Expenses net of all reductions	.58% A	.58% A
Net investment income (loss)	.16% A	1.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,018	$ 19,191
Portfolio turnover rate	4% A	3% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Class B

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 11.57	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	.06
Net realized and unrealized gain (loss)	(.30)	1.60
Total from investment operations	(.32)	1.66
Distributions from net investment income	-	(.09)
Net asset value, end of period	$ 11.25	$ 11.57
Total Return B, C, D	(2.77)%	16.58%
Ratios to Average Net Assets G
Expenses before expense reductions	1.10% A	1.10% A
Expenses net of voluntary waivers, if any	1.08% A	1.08% A
Expenses net of all reductions	1.08% A	1.08% A
Net investment income (loss)	(.34)% A	.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,901	$ 7,232
Portfolio turnover rate	4% A	3% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 F
Net asset value, beginning of period	$ 11.57	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	.06
Net realized and unrealized gain (loss)	(.31)	1.59
Total from investment operations	(.33)	1.65
Distributions from net investment income	-	(.08)
Net asset value, end of period	$ 11.24	$ 11.57
Total Return B, C, D	(2.85)%	16.53%
Ratios to Average Net Assets G
Expenses before expense reductions	1.10% A	1.10% A
Expenses net of voluntary waivers, if any	1.08% A	1.08% A
Expenses net of all reductions	1.08% A	1.08% A
Net investment income (loss)	(.34)% A	.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,411	$ 6,958
Portfolio turnover rate	4% A	3% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period July 24, 2003 (commencement of operations) to March 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended September 30, 2004	Year ended March 31,
Selected Per-Share Data	(Unaudited)	2004 E
Net asset value, beginning of period	$ 11.63	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.13
Net realized and unrealized gain (loss)	(.31)	1.60
Total from investment operations	(.27)	1.73
Distributions from net investment income	(.01)	(.10)
Net asset value, end of period	$ 11.35	$ 11.63
Total Return B, C	(2.30)%	17.34%
Ratios to Average Net Assets F
Expenses before expense reductions	.10% A	.10% A
Expenses net of voluntary waivers, if any	.08% A	.08% A
Expenses net of all reductions	.08% A	.08% A
Net investment income (loss)	.66% A	1.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,120	$ 294
Portfolio turnover rate	4% A	3% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period July 24, 2003 (commencement of operations) to March 31, 2004.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund and Fidelity Advisor Freedom 2040 Fund(the funds) are funds of Fidelity Aberdeen Street Trust(the trust). The trust is registered under the Investment Company Act of 1940, as amended(the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each fund is authorized to issue an unlimited number of shares. The funds primarily invest in a combination of other Fidelity equity, fixed income, and money market/short-term funds(the underlying funds) managed by Fidelity Management & Research Company(FMR). Each fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the underlying funds are valued at their net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost.

Investment Transactions and Income. Security transactions, normally shares of the underlying funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust. Expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the underlying funds and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation(depreciation) as of period end were as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Advisor Freedom Income	$ 45,392,520	$ 416,175	$ (153,469)	$ 262,706
Advisor Freedom 2005	14,920,645	120,995	(146,696)	(25,701)
Advisor Freedom 2010	148,467,035	1,645,448	(1,330,354)	315,094
Advisor Freedom 2015	69,996,964	562,777	(901,681)	(338,904)
Advisor Freedom 2020	273,846,132	3,949,296	(3,263,349)	685,947
Advisor Freedom 2025	37,943,614	344,666	(526,208)	(181,542)
Advisor Freedom 2030	132,012,239	2,096,001	(1,994,346)	101,655
Advisor Freedom 2035	17,778,300	182,508	(255,941)	(73,433)
Advisor Freedom 2040	84,688,707	1,432,410	(1,361,503)	70,907

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission(the SEC) which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. Certain funds may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement(including accrued interest).

3. Purchases and Sales of Investments.

Purchases and redemptions of the underlying fund's shares are noted in the table below.

	Purchases($)	Redemptions($)
Advisor Freedom Income	$ 15,616,828	$ 2,421,599
Advisor Freedom 2005	9,923,206	1,000,829
Advisor Freedom 2010	63,623,412	3,888,716
Advisor Freedom 2015	53,615,501	1,372,248
Advisor Freedom 2020	113,271,626	1,090,925
Advisor Freedom 2025	29,192,267	1,060,618
Advisor Freedom 2030	56,573,228	348,423
Advisor Freedom 2035	13,149,116	418,280
Advisor Freedom 2040	43,936,513	1,172,345

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc.(Strategic Advisers), an affiliate of FMR, provides the funds with investment management related services. For these services the funds pay a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of ..10% of the funds' average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the funds to the non-interested Trustees.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services(other than investment advisory services) necessary for the operation of each fund. Pursuant to this agreement, FMR pays all expenses of each fund, except the compensation of the non-interested trustees and certain exceptions such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each fund. For the services under the agreement, Strategic Advisers pays FMR a monthly administration fee equal to the management fee received by Strategic Advisers, minus an amount equal to an annual rate of .02% of each fund's average net assets. The funds do not pay any fees for these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the funds have adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation(FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the funds and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Advisor Freedom Income	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 8,403	$ -
Class T	.25%	.25%	41,938	231
Class B	.75%	.25%	21,092	15,819
Class C	.75%	.25%	58,082	48,789
			$ 129,515	$ 64,839
Advisor Freedom 2005
Class A	0%	.25%	$ 3,124	$ 251
Class T	.25%	.25%	8,522	573
Class B	.75%	.25%	9,043	7,040
Class C	.75%	.25%	11,758	9,963
			$ 32,447	$ 17,827

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Advisor Freedom 2010	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 51,136	$ -
Class T	.25%	.25%	108,124	305
Class B	.75%	.25%	93,776	70,331
Class C	.75%	.25%	76,798	60,849
			$ 329,834	$ 131,485
Advisor Freedom 2015
Class A	0%	.25%	$ 15,134	$ 150
Class T	.25%	.25%	35,148	726
Class B	.75%	.25%	40,423	30,491
Class C	.75%	.25%	32,842	27,706
			$ 123,547	$ 59,073
Advisor Freedom 2020
Class A	0%	.25%	$ 102,676	$ -
Class T	.25%	.25%	208,544	-
Class B	.75%	.25%	149,346	112,009
Class C	.75%	.25%	103,719	81,363
			$ 564,285	$ 193,372
Advisor Freedom 2025
Class A	0%	.25%	$ 8,505	$ 175
Class T	.25%	.25%	16,478	476
Class B	.75%	.25%	29,231	22,109
Class C	.75%	.25%	21,624	18,949
			$ 75,838	$ 41,709
Advisor Freedom 2030
Class A	0%	.25%	$ 41,878	$ -
Class T	.25%	.25%	100,216	88
Class B	.75%	.25%	80,821	60,616
Class C	.75%	.25%	58,980	37,337
			$ 281,895	$ 98,041
Advisor Freedom 2035
Class A	0%	.25%	$ 4,844	$ 197
Class T	.25%	.25%	8,098	476
Class B	.75%	.25%	11,813	9,110
Class C	.75%	.25%	8,474	7,777
			$ 33,229	$ 17,560
Advisor Freedom 2040
Class A	0%	.25%	$ 17,557	$ -
Class T	.25%	.25%	74,744	-
Class B	.75%	.25%	48,606	36,454
Class C	.75%	.25%	52,675	43,021
			$ 193,582	$ 79,475

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Advisor Freedom Income	Retained by FDC
Class A	$ 22,311
Class T	4,346
Class B*	3,710
Class C*	5,750
$ 36,117
Advisor Freedom 2005
Class A	$ 16,624
Class T	3,321
Class B*	25
Class C*	460
$ 20,430
Advisor Freedom 2010
Class A	$ 93,083
Class T	21,597
Class B*	38,789
Class C*	2,369
$ 155,838
Advisor Freedom 2015
Class A	$ 79,071
Class T	21,150
Class B*	12,110
Class C*	611
$ 112,942
Advisor Freedom 2020
Class A	$ 130,761
Class T	27,649
Class B*	43,510
Class C	5,642
$ 207,562
Advisor Freedom 2025
Class A	$ 46,386
Class T	10,947
Class B*	14,787
Class C*	289
$ 72,409
Advisor Freedom 2030
Class A	$ 74,809
Class T	16,883
Class B*	21,072
Class C*	1,389
$ 114,153

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Advisor Freedom 2035
Class A	$ 22,244
Class T	3,307
Class B*	1,753
Class C*	261
$ 27,565
Advisor Freedom 2040
Class A	$ 53,448
Class T	6,938
Class B*	6,703
Class C*	1,556
$ 68,645

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

FMR agreed to reimburse certain funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Advisor Freedom Income
Class A	.33%	$ 671
Class T	.58%	1,664
Class B	1.08%	419
Class C	1.08%	1,173
Institutional Class	.08%	43
Advisor Freedom 2005
Class A	.33%	243
Class T	.58%	311
Class B	1.08%	177
Class C	1.08%	193
Institutional Class	.08%	49
Advisor Freedom 2010
Class A	.33%	4,116
Class T	.58%	4,370
Class B	1.08%	1,909
Class C	1.08%	1,563
Institutional Class	.08%	376
Advisor Freedom 2015
Class A	.33%	1,129
Class T	.58%	1,174
Class B	1.08%	695
Class C	1.08%	526
Institutional Class	.08%	637

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions - continued

	Expense Limitations	Reimbursement from adviser
Advisor Freedom 2020
Class A	.33%	$ 8,275
Class T	.58%	8,284
Class B	1.08%	3,050
Class C	1.08%	2,080
Institutional Class	.08%	442
Advisor Freedom 2025
Class A	.33%	623
Class T	.58%	543
Class B	1.08%	490
Class C	1.08%	354
Institutional Class	.08%	40
Advisor Freedom 2030
Class A	.33%	3,370
Class T	.58%	4,028
Class B	1.08%	1,644
Class C	1.08%	1,208
Institutional Class	.08%	307
Advisor Freedom 2035
Class A	.33%	356
Class T	.58%	277
Class B	1.08%	190
Class C	1.08%	128
Institutional Class	.08%	26
Advisor Freedom 2040
Class A	.33%	1,411
Class T	.58%	2,952
Class B	1.08%	1,009
Class C	1.08%	1,071
Institutional Class	.08%	141

In addition, through arrangements with each applicable fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Advisor Freedom Income	$ 13
Advisor Freedom 2010	8
Advisor Freedom 2020	9
Advisor Freedom 2030	3

Semiannual Report

6. Other Information.

At the end of the period, FMR or its affiliates and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares of the following funds:

	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
Advisor Freedom Income	1	13
Advisor Freedom 2005	1	13
Advisor Freedom 2010	1	12
Advisor Freedom 2015	1	12
Advisor Freedom 2020	1	15
Advisor Freedom 2040	1	10

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Advisor Freedom Income	Six months ended September 30, 2004	Year ended March 31, 2004 A,B
From net investment income
Class A	$ 45,856	$ 19,649
Class T	92,909	79,678
Class B	11,839	18,877
Class C	35,435	34,941
Institutional Class	3,564	3,223
Total	$ 189,603	$ 156,368
From net realized gain
Class A	$ 5,263	$ -
Class T	15,048	-
Class B	3,971	-
Class C	10,183	-
Institutional Class	364	-
Total	$ 34,829	$ -
Advisor Freedom 2005
From net investment income
Class A	$ 3,473	$ 1,826
Class T	3,328	1,280
Class B	1,454	1,542
Class C	1,442	1,663
Institutional Class	891	2,257
Total	$ 10,588	$ 8,568
From net realized gain
Class A	$ 817	$ -
Class T	951	-
Class B	646	-
Class C	641	-
Institutional Class	188	-
Total	$ 3,243	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Distributions to Shareholders - continued

Advisor Freedom 2010	Six months ended September 30, 2004	Year ended March 31, 2004 A,B
From net investment income
Class A	$ 97,468	$ 43,977
Class T	92,748	66,548
Class B	25,404	49,040
Class C	20,428	34,840
Institutional Class	10,430	1,907
Total	$ 246,478	$ 196,312
From net realized gain
Class A	$ 6,721	$ -
Class T	7,138	-
Class B	3,175	-
Class C	2,553	-
Institutional Class	614	-
Total	$ 20,201	$ -
Advisor Freedom 2015
From net investment income
Class A	$ 7,892	$ 5,218
Class T	6,873	5,119
Class B	1,172	4,459
Class C	-	2,525
Institutional Class	7,028	1,200
Total	$ 22,965	$ 18,521
From net realized gain
Class A	$ 1,579	$ -
Class T	1,718	-
Class B	1,172	-
Class C	898	-
Institutional Class	1,171	-
Total	$ 6,538	$ -
Advisor Freedom 2020
From net investment income
Class A	$ 143,718	$ 89,794
Class T	105,907	125,405
Class B	19,180	78,799
Class C	13,290	50,035
Institutional Class	6,139	2,901
Total	$ 288,234	$ 346,934
From net realized gain
Class A	$ 27,375	$ -
Class T	23,535	-
Class B	9,584	-
Class C	6,645	-
Institutional Class	944	-
Total	$ 68,083	$ -

Semiannual Report

7. Distributions to Shareholders - continued

Advisor Freedom 2025	Six months ended September 30, 2004	Year ended March 31, 2004 A,B
From net investment income
Class A	$ 3,447	$ 2,746
Class T	2,763	1,859
Class B	442	3,827
Class C	-	2,202
Institutional Class	280	1,200
Total	$ 6,932	$ 11,834
From net realized gain
Class A	$ 431	$ -
Class T	395	-
Class B	443	-
Class C	333	-
Institutional Class	28	-
Total	$ 1,630	$ -
Advisor Freedom 2030
From net investment income
Class A	$ 30,228	$ 35,680
Class T	23,679	69,540
Class B	-	38,645
Class C	-	29,038
Institutional Class	3,545	2,000
Total	$ 57,452	$ 174,903
From net realized gain
Class A	$ 5,495	$ -
Class T	5,920	-
Class B	2,610	-
Class C	1,895	-
Institutional Class	443	-
Total	$ 16,363	$ -
Advisor Freedom 2035
From net investment income
Class A	$ 1,633	$ 3,119
Class T	851	1,638
Class B	-	3,169
Class C	-	2,371
Institutional Class	188	1,700
Total	$ 2,672	$ 11,997
From net realized gain
Class A	$ 272	$ -
Class T	213	-
Class B	175	-
Class C	105	-
Institutional Class	23	-
Total	$ 788	$ -
Advisor Freedom 2040
From net investment income
Class A	$ 8,528	$ 17,994
Class T	5,983	50,760
Class B	-	23,869
Class C	-	21,670
Institutional Class	725	2,167
Total	$ 15,236	$ 116,460

A For the period July 24, 2003 (commencement of operations) to March 31, 2004 for Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2030 Fund and Fidelity Advisor Freedom 2040 Fund.

B For the period November 6, 2003 (commencement of operations) to March 31, 2004 for Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2025 Fund and Fidelity Advisor Freedom 2035 Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended September 30, 2004	Year ended March 31, 2004A,B	Six months ended September 30, 2004	Year ended March 31, 2004 A,B
Advisor Freedom Income
Class A
Shares sold	456,534	556,120	$ 4,664,229	$ 5,708,669
Reinvestment of distributions	4,481	1,560	45,628	16,075
Shares redeemed	(86,792)	(76,230)	(885,523)	(789,030)
Net increase(decrease)	374,223	481,450	$ 3,824,334	$ 4,935,714
Class T
Shares sold	660,660	1,803,899	$ 6,744,810	$ 18,395,637
Reinvestment of distributions	10,112	7,538	102,907	77,485
Shares redeemed	(261,406)	(412,756)	(2,663,867)	(4,222,818)
Net increase(decrease)	409,366	1,398,681	$ 4,183,850	$ 14,250,304
Class B
Shares sold	127,239	406,170	$ 1,299,168	$ 4,116,167
Reinvestment of distributions	1,464	1,783	14,887	18,299
Shares redeemed	(53,611)	(56,322)	(544,672)	(578,381)
Net increase(decrease)	75,092	351,631	$ 769,383	$ 3,556,085
Class C
Shares sold	571,259	968,910	$ 5,824,115	$ 9,906,406
Reinvestment of distributions	3,319	2,293	33,739	23,551
Shares redeemed	(157,060)	(79,710)	(1,600,899)	(821,157)
Net increase(decrease)	417,518	891,493	$ 4,256,955	$ 9,108,800
Institutional Class
Shares sold	21,491	34,289	$ 219,145	$ 345,318
Reinvestment of distributions	251	204	2,563	2,087
Shares redeemed	(8,650)	(1)	(88,326)	(6)
Net increase(decrease)	13,092	34,492	$ 133,382	$ 347,399
Advisor Freedom 2005
Class A
Shares sold	290,151	132,035	$ 2,994,876	$ 1,369,748
Reinvestment of distributions	383	177	3,891	1,810
Shares redeemed	(46,669)	(1)	(482,313)	(15)
Net increase(decrease)	243,865	132,211	$ 2,516,454	$ 1,371,543
Class T
Shares sold	324,026	194,308	$ 3,327,665	$ 2,020,332
Reinvestment of distributions	418	125	4,246	1,280
Shares redeemed	(70,458)	(632)	(720,436)	(6,663)
Net increase(decrease)	253,986	193,801	$ 2,611,475	$ 2,014,949
Class B
Shares sold	102,691	119,966	$ 1,060,773	$ 1,241,061
Reinvestment of distributions	183	141	1,854	1,444
Shares redeemed	(10,641)	(5,213)	(108,406)	(54,663)
Net increase(decrease)	92,233	114,894	$ 954,221	$ 1,187,842
Class C
Shares sold	260,710	104,471	$ 2,669,897	$ 1,080,313
Reinvestment of distributions	172	163	1,741	1,663
Shares redeemed	(6,344)	(2,131)	(64,972)	(22,078)
Net increase(decrease)	254,538	102,503	$ 2,606,666	$ 1,059,898
Institutional Class
Shares sold	16,340	37,614	$ 170,922	$ 380,010
Reinvestment of distributions	106	221	1,079	2,257
Shares redeemed	(14)	-	(141)	-
Net increase(decrease)	16,432	37,835	$ 171,860	$ 382,267

Semiannual Report

8. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2004	Year ended March 31, 2004A,B	Six months ended September 30, 2004	Year ended March 31, 2004 A,B
Advisor Freedom 2010
Class A
Shares sold	2,031,730	6,011,846	$ 21,741,912	$ 64,179,052
Reinvestment of distributions	9,573	3,950	101,089	41,954
Shares redeemed	(366,551)	(3,027,942)	(3,917,228)	(32,337,081)
Net increase(decrease)	1,674,752	2,987,854	$ 17,925,773	$ 31,883,925
Class T
Shares sold	2,803,553	3,031,245	$ 29,968,569	$ 32,349,186
Reinvestment of distributions	9,335	6,169	98,483	65,456
Shares redeemed	(746,795)	(288,271)	(7,957,092)	(3,097,922)
Net increase(decrease)	2,066,093	2,749,143	$ 22,109,960	$ 29,316,720
Class B
Shares sold	770,653	1,431,674	$ 8,218,578	$ 15,072,786
Reinvestment of distributions	2,510	4,375	26,427	46,370
Shares redeemed	(141,788)	(65,871)	(1,506,734)	(697,008)
Net increase(decrease)	631,375	1,370,178	$ 6,738,271	$ 14,422,148
Class C
Shares sold	887,477	1,108,463	$ 9,459,742	$ 11,728,611
Reinvestment of distributions	1,871	2,998	19,685	31,779
Shares redeemed	(120,325)	(48,773)	(1,272,033)	(528,477)
Net increase(decrease)	769,023	1,062,688	$ 8,207,394	$ 11,231,913
Institutional Class
Shares sold	415,486	161,267	$ 4,479,149	$ 1,748,838
Reinvestment of distributions	1,025	143	10,841	1,516
Shares redeemed	(24,521)	(6,723)	(262,503)	(73,690)
Net increase(decrease)	391,990	154,687	$ 4,227,487	$ 1,676,664
Advisor Freedom 2015
Class A
Shares sold	1,401,575	453,543	$ 14,536,290	$ 4,740,621
Reinvestment of distributions	825	503	8,445	5,159
Shares redeemed	(112,167)	(2,716)	(1,161,280)	(28,286)
Net increase(decrease)	1,290,233	451,330	$ 13,383,455	$ 4,717,494
Class T
Shares sold	1,964,628	478,142	$ 20,341,210	$ 5,005,957
Reinvestment of distributions	837	498	8,573	5,107
Shares redeemed	(144,187)	(2,027)	(1,479,121)	(21,269)
Net increase(decrease)	1,821,278	476,613	$ 18,870,662	$ 4,989,795
Class B
Shares sold	705,647	403,545	$ 7,290,381	$ 4,213,233
Reinvestment of distributions	207	434	2,122	4,450
Shares redeemed	(51,654)	(630)	(530,022)	(6,636)
Net increase(decrease)	654,200	403,349	$ 6,762,481	$ 4,211,047
Class C
Shares sold	656,123	343,634	$ 6,765,580	$ 3,596,889
Reinvestment of distributions	66	237	675	2,428
Shares redeemed	(30,905)	(3,598)	(317,046)	(38,127)
Net increase(decrease)	625,284	340,273	$ 6,449,209	$ 3,561,190
Institutional Class
Shares sold	708,928	26,468	$ 7,493,110	$ 268,672
Reinvestment of distributions	791	117	8,116	1,200
Shares redeemed	(89,875)	-	(934,705)	-
Net increase(decrease)	619,844	26,585	$ 6,566,521	$ 269,872

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2004	Year ended March 31, 2004A,B	Six months ended September 30, 2004	Year ended March 31, 2004 A,B
Advisor Freedom 2020
Class A
Shares sold	2,840,268	7,039,702	$ 31,352,482	$ 77,494,120
Reinvestment of distributions	15,419	7,871	168,378	85,955
Shares redeemed	(616,059)	(642,065)	(6,793,079)	(7,227,956)
Net increase(decrease)	2,239,628	6,405,508	$ 24,727,781	$ 70,352,119
Class T
Shares sold	5,800,988	4,882,894	$ 63,774,265	$ 53,798,538
Reinvestment of distributions	11,773	11,313	128,557	123,537
Shares redeemed	(655,876)	(260,830)	(7,205,572)	(2,914,264)
Net increase(decrease)	5,156,885	4,633,377	$ 56,697,250	$ 51,007,811
Class B
Shares sold	1,333,053	2,121,988	$ 14,682,667	$ 22,935,276
Reinvestment of distributions	2,490	6,931	27,137	75,615
Shares redeemed	(121,223)	(63,508)	(1,329,824)	(709,002)
Net increase(decrease)	1,214,320	2,065,411	$ 13,379,980	$ 22,301,889
Class C
Shares sold	1,051,007	1,436,597	$ 11,581,233	$ 15,662,940
Reinvestment of distributions	1,523	3,975	16,605	43,369
Shares redeemed	(160,160)	(31,556)	(1,739,020)	(351,618)
Net increase(decrease)	892,370	1,409,016	$ 9,858,818	$ 15,354,691
Institutional Class
Shares sold	661,660	213,708	$ 7,292,335	$ 2,403,565
Reinvestment of distributions	602	165	6,586	1,800
Shares redeemed	(22,948)	(12,532)	(252,688)	(140,399)
Net increase(decrease)	639,314	201,341	$ 7,046,233	$ 2,264,966
Advisor Freedom 2025
Class A
Shares sold	868,389	214,014	$ 9,088,402	$ 2,244,093
Reinvestment of distributions	376	267	3,843	2,746
Shares redeemed	(32,358)	(161)	(333,704)	(1,730)
Net increase(decrease)	836,407	214,120	$ 8,758,541	$ 2,245,109
Class T
Shares sold	950,527	243,313	$ 9,930,981	$ 2,566,782
Reinvestment of distributions	306	168	3,138	1,733
Shares redeemed	(52,381)	(4,450)	(541,778)	(47,326)
Net increase(decrease)	898,452	239,031	$ 9,392,341	$ 2,521,189
Class B
Shares sold	572,603	261,803	$ 5,965,044	$ 2,752,450
Reinvestment of distributions	82	362	840	3,722
Shares redeemed	(52,867)	(1,779)	(547,388)	(19,098)
Net increase(decrease)	519,818	260,386	$ 5,418,496	$ 2,737,074
Class C
Shares sold	436,150	205,102	$ 4,537,021	$ 2,156,679
Reinvestment of distributions	27	195	271	2,008
Shares redeemed	(41,237)	(4,537)	(427,063)	(48,091)
Net increase(decrease)	394,940	200,760	$ 4,110,229	$ 2,110,596
Institutional Class
Shares sold	41,047	20,644	$ 425,280	$ 207,010
Reinvestment of distributions	29	116	301	1,200
Shares redeemed	(1,866)	-	(19,465)	-
Net increase(decrease)	39,210	20,760	$ 406,116	$ 208,210

Semiannual Report

8. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2004	Year ended March 31, 2004A,B	Six months ended September 30, 2004	Year ended March 31, 2004 A,B
Advisor Freedom 2030
Class A
Shares sold	1,404,670	2,657,168	$ 15,760,061	$ 29,782,835
Reinvestment of distributions	3,188	3,132	35,035	34,676
Shares redeemed	(225,719)	(231,842)	(2,526,314)	(2,650,316)
Net increase(decrease)	1,182,139	2,428,458	$ 13,268,782	$ 27,167,195
Class T
Shares sold	2,666,676	2,514,746	$ 29,904,755	$ 28,024,586
Reinvestment of distributions	2,576	6,254	28,256	69,167
Shares redeemed	(342,241)	(148,511)	(3,830,044)	(1,683,269)
Net increase(decrease)	2,327,011	2,372,489	$ 26,102,967	$ 26,410,484
Class B
Shares sold	716,245	1,105,667	$ 8,032,028	$ 12,159,059
Reinvestment of distributions	227	3,296	2,490	36,421
Shares redeemed	(63,039)	(39,962)	(703,359)	(454,012)
Net increase(decrease)	653,433	1,069,001	$ 7,331,159	$ 11,741,468
Class C
Shares sold	460,711	892,318	$ 5,147,880	$ 9,844,674
Reinvestment of distributions	157	2,197	1,720	24,276
Shares redeemed	(29,665)	(44,688)	(329,857)	(510,933)
Net increase(decrease)	431,203	849,827	$ 4,819,743	$ 9,358,017
Institutional Class
Shares sold	429,334	95,905	$ 4,852,571	$ 1,079,123
Reinvestment of distributions	357	173	3,928	1,916
Shares redeemed	(22,032)	(6,432)	(248,400)	(74,028)
Net increase(decrease)	407,659	89,646	$ 4,608,099	$ 1,007,011
Advisor Freedom 2035
Class A
Shares sold	445,656	177,071	$ 4,671,936	$ 1,865,742
Reinvestment of distributions	183	299	1,872	3,084
Shares redeemed	(60,140)	(1,226)	(623,323)	(13,000)
Net increase(decrease)	385,699	176,144	$ 4,050,485	$ 1,855,826
Class T
Shares sold	451,733	97,843	$ 4,728,933	$ 1,031,539
Reinvestment of distributions	102	159	1,044	1,638
Shares redeemed	(30,711)	(95)	(315,237)	(1,015)
Net increase(decrease)	421,124	97,907	$ 4,414,740	$ 1,032,162
Class B
Shares sold	236,987	105,253	$ 2,470,763	$ 1,097,083
Reinvestment of distributions	17	308	175	3,169
Shares redeemed	(3,407)	(314)	(35,355)	(3,293)
Net increase(decrease)	233,597	105,247	$ 2,435,583	$ 1,096,959
Class C
Shares sold	171,348	83,351	$ 1,769,792	$ 870,026
Reinvestment of distributions	9	220	97	2,265
Shares redeemed	(5,221)	(218)	(53,612)	(2,276)
Net increase(decrease)	166,136	83,353	$ 1,716,277	$ 870,015
Institutional Class
Shares sold	10,074	20,001	$ 105,077	$ 200,010
Reinvestment of distributions	21	165	211	1,700
Shares redeemed	(835)	-	(8,799)	-
Net increase(decrease)	9,260	20,166	$ 96,489	$ 201,710

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions - continued

	Shares		Dollars
	Six months ended September 30, 2004	Year ended March 31, 2004A,B	Six months ended September 30, 2004	Year ended March 31, 2004 A,B
Advisor Freedom 2040
Class A
Shares sold	901,152	937,469	$ 10,243,831	$ 10,645,307
Reinvestment of distributions	759	1,597	8,438	17,851
Shares redeemed	(121,128)	(107,215)	(1,363,931)	(1,237,201)
Net increase(decrease)	780,783	831,851	$ 8,888,338	$ 9,425,957
Class T
Shares sold	2,017,541	1,768,005	$ 22,843,756	$ 19,891,891
Reinvestment of distributions	536	4,509	5,953	50,369
Shares redeemed	(306,872)	(118,254)	(3,463,739)	(1,362,835)
Net increase(decrease)	1,711,205	1,654,260	$ 19,385,970	$ 18,579,425
Class B
Shares sold	458,530	653,746	$ 5,197,157	$ 7,321,660
Reinvestment of distributions	-	2,047	-	22,842
Shares redeemed	(25,130)	(30,887)	(281,925)	(356,280)
Net increase(decrease)	433,400	624,906	$ 4,915,232	$ 6,988,222
Class C
Shares sold	710,529	634,471	$ 8,035,580	$ 7,073,358
Reinvestment of distributions	-	1,860	-	20,761
Shares redeemed	(118,893)	(34,976)	(1,321,422)	(401,419)
Net increase(decrease)	591,636	601,355	$ 6,714,158	$ 6,692,700
Institutional Class
Shares sold	257,349	25,651	$ 2,919,641	$ 264,662
Reinvestment of distributions	64	183	710	2,044
Shares redeemed	(7,691)	(554)	(87,340)	(6,457)
Net increase(decrease)	249,722	25,280	$ 2,833,011	$ 260,249

A For the period July 24, 2003 (commencement of operations) to March 31, 2004 for Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2030 Fund and Fidelity Advisor Freedom 2040 Fund.

B For the period November 6, 2003 (commencement of operations) to March 31, 2004 for Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2025 Fund and Fidelity Advisor Freedom 2035 Fund.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AFF-USAN-1104
1.792158.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Aberdeen Street Trust's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 17, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	November 17, 2004